UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund

March 31, 2012

Shares	Description (1)				Value

	EXCHANGE-TRADED FUNDS – 0.1%

10,500	Blackrock Credit Allocation Income Trust IV				$137,235

1,500	iShares I-Boxx High Yield Corporate Bond Fund				136,260

11,000	Pimco Income Strategy Fund				124,960
	Total Exchange-Traded Funds (cost $372,355)				398,455

Shares	Description (1)	Coupon		Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

2,000	Chesapeake Energy Corporation, Convertible	5.000%		B+	$166,500
	Total Convertible Preferred Securities (cost $170,000)				166,500

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.2%

	Capital Markets – 0.1%

13,000	Goldman Sachs Group Inc.	1.307%		Baa2	$252,330

3,000	Morgan Stanley, Series 2006A	4.000%		BB+	56,100
	Total Capital Markets				308,430
	Diversified Financial Services – 0.1%

200	Bank of America Corporation	7.250%		BB+	195,780
	Thrifts & Mortgage Finance – 0.0%

16,000	Federal National Mortgage Association	4.700%		Ca	22,080
	Total $25 Par (or similar) Preferred Securities (cost $880,948)				526,290

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 1.9%

	Auto Components – 0.1%

$175	Dana Holding Corporation	6.500%	2/15/19	BB	$185,500
	Automobiles – 0.0%

100	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	100,500
	Chemicals – 0.1%

225	Huntsman International LLC, (3)	5.500%	6/30/16	B+	224,719

150	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	143,103
375	Total Chemicals				367,822
	Commercial Banks – 0.1%

200	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	201,000

250	Regions Financial Corporation	7.750%	11/10/14	BBB–	274,063
450	Total Commercial Banks				475,063
	Commodity – 0.1%

250	Methanex Corporation	5.250%	3/01/22	BBB–	254,471
	Containers & Packaging – 0.0%

175	Reynolds Group, 144A	7.125%	4/15/19	BB–	182,438
	Electric Utilities – 0.2%

570	Comision Federal de Electricidad of the United States of Mexcio, 144A, (3)	4.875%	5/26/21	Baa1	604,200
	Food Products – 0.1%

250	Viterra Inc.	5.950%	8/01/20	BBB–	272,781

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 0.1%

$360	HCA Inc., (3)	7.250%	9/15/20	BB+	$391,950
	Independent Power Producers & Energy Traders – 0.1%

250	Calpine Corporation, 144A	7.875%	7/31/20	BB	271,875
	Machinery – 0.1%

200	Navistar International Corporation, (3)	8.250%	11/01/21	BB	218,000
	Metals & Mining – 0.5%

150	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	160,125

1,000	Southern Copper Corporation	7.500%	7/27/35	BBB	1,172,414

200	Taseko Mines Limited	7.750%	4/15/19	B	190,500

250	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	252,500
1,600	Total Metals & Mining				1,775,539
	Oil, Gas & Consumable Fuels – 0.2%

130	Carrizo Oil and Gas Inc., (3)	8.625%	10/15/18	B	136,825

250	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	253,750

200	Seadrill Limited	6.500%	10/05/15	N/R	200,000

175	SM Energy Company	6.625%	2/15/19	BB	185,500
755	Total Oil, Gas & Consumable Fuels				776,075
	Real Estate Management & Development – 0.1%

200	Country Garden Holding Company, 144A, (3)	11.125%	2/23/18	BB–	195,000
	Road & Rail – 0.1%

175	Hertz Corporation	7.375%	1/15/21	BB–	186,375
	Wireless Telecommunication Services – 0.0%

150	NII Capital Corporation, (3)	8.875%	12/15/19	B+	157,123
$6,035	Total Corporate Bonds (cost $6,106,877)				6,414,712

Principal Amount (000)	Description (1)	Optional Call Provisions (4)		Ratings (2)	Value
	MUNICIPAL BONDS – 0.4%

	Illinois – 0.4%

$1,130	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19	No Opt. Call		A+	$1,243,938
$1,130	Total Municipal Bonds (cost $1,130,000)				1,243,938

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 89.8%

$1,245	Federal National Mortgage Association	4.625%	5/01/13	Aa2	$1,299,578

1,280	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	1,256,550

1,055	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	1,177,846

6,538	U.S. Treasury Bonds	2.000%	1/15/26	Aaa	8,012,705

8,859	U.S. Treasury Bonds	3.875%	4/15/29	Aaa	13,646,691

6,767	U.S. Treasury Inflation Indexed Obligations	0.625%	4/15/13	Aaa	6,943,289

2,407	U.S. Treasury Inflation Indexed Obligations	1.875%	7/15/13	Aaa	2,532,898

8,354	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/14	Aaa	8,928,225

6,362	U.S. Treasury Inflation Indexed Obligations	1.250%	4/15/14	Aaa	6,747,609

4,690	U.S. Treasury Inflation Indexed Obligations	2.000%	7/15/14	Aaa	5,108,488

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$8,980	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/15	Aaa	$9,784,890

13,262	U.S. Treasury Inflation Indexed Obligations, (3)	0.500%	4/15/15	Aaa	14,060,205

6,532	U.S. Treasury Inflation Indexed Obligations	1.875%	7/15/15	Aaa	7,284,730

10,495	U.S. Treasury Inflation Indexed Obligations	2.000%	1/15/16	Aaa	11,852,976

20,158	U.S. Treasury Inflation Indexed Obligations	0.125%	4/15/16	Aaa	21,291,730

7,991	U.S. Treasury Inflation Indexed Obligations	2.500%	7/15/16	Aaa	9,330,436

8,801	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/17	Aaa	10,308,489

3,669	U.S. Treasury Inflation Indexed Obligations	2.625%	7/15/17	Aaa	4,411,349

5,145	U.S. Treasury Inflation Indexed Obligations	1.625%	1/15/18	Aaa	5,912,355

4,138	U.S. Treasury Inflation Indexed Obligations	2.125%	1/15/19	Aaa	4,952,576

6,698	U.S. Treasury Inflation Indexed Obligations	1.375%	1/15/20	Aaa	7,692,611

9,967	U.S. Treasury Inflation Indexed Obligations	1.250%	7/15/20	Aaa	11,382,155

14,460	U.S. Treasury Inflation Indexed Obligations	1.125%	1/15/21	Aaa	16,276,259

12,672	U.S. Treasury Inflation Indexed Obligations, (3)	0.625%	7/15/21	Aaa	13,710,041

13,320	U.S. Treasury Inflation Indexed Obligations	0.125%	1/15/22	Aaa	13,635,985

11,466	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/25	Aaa	14,584,779

5,114	U.S. Treasury Inflation Indexed Obligations	2.375%	1/15/27	Aaa	6,561,983

6,302	U.S. Treasury Inflation Indexed Obligations	1.750%	1/15/28	Aaa	7,516,054

8,233	U.S. Treasury Inflation Indexed Obligations	3.625%	4/15/28	Aaa	12,148,684

4,381	U.S. Treasury Inflation Indexed Obligations	2.500%	1/15/29	Aaa	5,782,605

6,780	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/40	Aaa	8,914,968

10,940	U.S. Treasury Inflation Indexed Obligations	2.125%	2/15/41	Aaa	14,426,763

5,156	U.S. Treasury Inflation Indexed Obligations	0.750%	2/15/42	Aaa	4,914,776

4,015	U.S. Treasury Notes	1.375%	7/15/18	Aaa	4,597,851

4,220	U.S. Treasury Notes	1.875%	7/15/19	Aaa	5,015,231
$260,452	Total U.S. Government and Agency Obligations (cost $278,046,336)				302,004,360

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 5.0%

$730	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	$780,354

1,040	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A	1,053,035

2,300	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	2,538,892

1,400	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CB18	5.440%	6/12/47	Aaa	1,556,502

2,000	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2007-CB20 A4	5.794%	2/12/51	Aaa	2,288,470

983	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	1,037,099

1,470	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	1,574,840

380	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2008-C1	5.690%	2/12/51	Aaa	432,918

500	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12	5.332%	12/15/43	AAA	562,570

425	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C	5.422%	9/17/47	A	423,110

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2012

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,868		Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	$1,911,728

700		OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	782,620

591		Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	604,465

1,260		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	1,350,421
$15,647		Total Asset-Backed and Mortgage-Backed Securities (cost $16,019,272)				16,897,024

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 0.3%

		Canada – 0.2%

750	CAD	Canadian Government Bond	3.500%	6/01/20	AAA	$835,636
		Poland – 0.1%

$250		Republic of Poland	6.375%	7/15/19	A2	290,625
		Total Sovereign Debt (cost $1,014,413)				1,126,261

Shares		Description (1)				Value
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.5%

		Money Market Funds – 5.5%

18,360,276		Mount Vernon Securities Lending Prime Portfolio, 0.301% (6), (7)				$18,360,276
		Total Investments Purchased with Collateral from Securities Lending (cost $18,360,276)				18,360,276

Shares/ Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SHORT-TERM INVESTMENTS – 2.4%

		Money Market Funds – 2.2%

7,232,372		First American Treasury Obligations Fund, Class Z	0.000% (6)	N/A	N/A	$7,232,372
		U.S. Government and Agency Obligations – 0.2%

$420		U.S. Treasury Bills, (8)	0.078%	7/26/12	Aaa	419,889

320		U.S. Treasury Bills, (8)	0.168%	2/07/13	Aaa	319,538

$740		Total U.S. Government and Agency Obligations				739,427
		Total Short-Term Investments (cost $7,971,875)				7,971,799
		Total Investments (cost $330,072,352) – 105.6%				355,109,615
		Other Assets Less Liabilities – (5.6)% (9)				(18,720,287)
		Net Assets – 100%				$336,389,328

Investments in Derivatives at March 31, 2012:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Goldman Sachs	Australian Dollar	800,000	U.S. Dollar	833,448	4/23/12	$7,017
Goldman Sachs	U.S. Dollar	853,416	Australian Dollar	800,000	4/23/12	(26,985)
Goldman Sachs	U.S. Dollar	811,277	Canadian Dollar	800,000	4/23/12	(9,611)
Goldman Sachs	U.S. Dollar	3,358,766	Canadian Dollar	3,350,000	4/23/12	(1,788)
						$(31,367)

4	Nuveen Investments

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (10)	Current Credit Spread (11)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
UBS	MARKIT CDX NA HY 18	Sell	5.69%	$5,000,000	5.000%	6/17/20	$(120,014)	$25,325
*	Annualized

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	$8,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	$(14,617)	$(14,617)
JPMorgan	1,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(150,126)	(150,126)
UBS	4,000,000	Receive	3-Month USD-LIBOR	1.048	Semi-Annually	6/25/12	(15,867)	(15,867)
UBS	2,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(118,403)	(118,403)
								$(299,013)
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 2-Year Note	Long	74	6/12	$16,290,406	$7,281
U.S. Treasury 5-Year Note	Long	25	6/12	3,063,477	13,054
U.S. Treasury 10-Year Note	Long	2	6/12	258,969	(344)
U.S. Treasury Long Bond	Long	11	6/12	1,515,250	553
U.S. Treasury Ultra Bond	Long	2	6/12	301,938	5,495
					$26,039

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$398,455	$—	$—	$398,455
Convertible Preferred Securities	166,500	—	—	166,500
$25 Par (or similar) Preferred Securities	526,290	—	—	526,290
Corporate Bonds	—	6,414,712	—	6,414,712
Municipal Bonds	—	1,243,938	—	1,243,938
U.S. Government and Agency Obligations	—	302,004,360	—	302,004,360
Asset-Backed and Mortgage-Backed Securities	—	16,897,024	—	16,897,024

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Inflation Protected Securities Fund (continued)

March 31, 2012

	Level 1	Level 2	Level 3	Total
Sovereign Debt	$—	$1,126,261	$—	$1,126,261
Investments Purchased with Collateral from Securities Lending	18,360,276	—	—	18,360,276
Short-Term Investments:
Money Market Funds	7,232,372	—	—	7,232,372
U.S. Government and Agency Obligations	—	739,427	—	739,427
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(31,367)	—	(31,367)
Credit Default Swaps*	—	25,325	—	25,325
Interest Rate Swaps*	—	(299,013)	—	(299,013)
Futures Contracts*	26,039	—	—	26,039
Total	$26,709,932	$328,120,667	$—	$354,830,599
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$7,017	Unrealized depreciation on forward foreign currency exchange contracts	$38,384
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	26,383	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	344
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	—	Unrealized depreciation on interest rate swaps**	299,013
Credit	Swaps	Unrealized appreciation on credit default swaps**	25,325	Unrealized depreciation on credit default swaps**	—
Total			$58,725		$337,741
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $330,299,382.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$25,686,052
Depreciation	(875,819)
Net unrealized appreciation (depreciation) of investments	$24,810,233

6	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(9)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

(10)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 46.8%

	Airlines – 0.9%

$2,695	Delta Airlines, (3)	5.300%	4/15/19	A–	$2,873,544

2,000	United Airlines Inc., 144A, (3)	9.875%	8/01/13	BB	2,100,000

1,562	US Airways Pass Through Trust, Pass Through Certificates, Series 2001	7.076%	3/20/21	BB	1,507,043
6,257	Total Airlines				6,480,587
	Auto Components – 0.4%

1,500	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	1,492,500

1,300	TRW Automotive Inc., 144A	8.875%	12/01/17	BBB–	1,436,500
2,800	Total Auto Components				2,929,000
	Automobiles – 0.9%

400	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	402,000

2,840	Daimler Finance NA LLC, 144A	2.300%	1/09/15	A–	2,911,682

3,360	Volkswagen International Finance NV, 144A	1.625%	3/22/15	A–	3,359,896
6,600	Total Automobiles				6,673,578
	Beverages – 1.0%

2,235	Anheuser-Busch Companies Inc.	5.050%	10/15/16	A	2,542,138

1,500	Constellation Brands Inc.	8.375%	12/15/14	BB+	1,693,125

1,860	Dr. Pepper Snapple Group Inc.	2.900%	1/15/16	Baa1	1,932,901

1,445	SABMiller Holdings Inc., 144A	1.850%	1/15/15	BBB+	1,464,403
7,040	Total Beverages				7,632,567
	Biotechnology – 0.3%

2,000	Genentech Inc.	4.750%	7/15/15	AA–	2,232,762
	Building Products – 0.2%

1,600	Masco Corporation	6.625%	4/15/18	BBB–	1,681,083
	Capital Markets – 4.5%

1,225	Credit Suisse New York, (3)	5.500%	5/01/14	Aa1	1,313,565

920	Deutsche Bank London	4.875%	5/20/13	Aa3	954,284

2,000	Deutsche Bank London	3.875%	8/18/14	Aa3	2,089,836

4,640	Goldman Sachs Group, Inc., (3)	1.527%	2/07/14	A1	4,556,123

9,125	Goldman Sachs Group, Inc.	3.700%	8/01/15	A1	9,286,011

4,000	Morgan Stanley	2.161%	1/24/14	A2	3,891,620

1,015	Morgan Stanley, (3)	2.875%	7/28/14	A2	1,010,401

2,000	Morgan Stanley, (3)	4.200%	11/20/14	A2	2,015,866

1,645	Morgan Stanley, (3)	4.100%	1/26/15	A2	1,650,731

2,650	UBS AG Stamford	2.250%	8/12/13	Aa3	2,666,653

3,875	UBS AG Stamford	1.553%	1/28/14	Aa3	3,859,961

1,000	UBS AG Stamford	3.875%	1/15/15	Aa3	1,040,350
34,095	Total Capital Markets				34,335,401
	Chemicals – 1.0%

2,000	Dow Chemical Company, (3)	2.500%	2/15/16	BBB	2,051,104

3,275	Huntsman International LLC, (3)	5.500%	6/30/16	B+	3,270,906

1,875	Potash Corporation of Saskatchewan	3.750%	9/30/15	A–	2,007,564
7,150	Total Chemicals				7,329,574

8	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Banks – 9.0%

$5,000	Australia and New Zealand Banking Group Limited, 144A	2.400%	11/23/16	Aaa	$5,042,165

800	Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	804,000

6,180	Bank of Montreal, 144A, (3)	1.300%	10/31/14	AAA	6,234,687

2,500	Barclays Bank PLC, (3)	2.375%	1/13/14	Aa3	2,518,065

2,045	Barlcays Bank PLC	2.750%	2/23/15	Aa3	2,064,472

2,315	BB&T Corporation	3.200%	3/15/16	A+	2,433,591

1,300	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A1	1,339,000

2,660	BNP Paribas	3.250%	3/11/15	AA–	2,685,541

2,000	CIT Group Inc., 144A	4.750%	2/15/15	BB–	2,017,652

2,015	Fifth Third Bancorp.	6.250%	5/01/13	A–	2,119,371

1,550	Fifth Third Bancorp.	3.625%	1/25/16	A–	1,632,437

1,245	Lloyds TSB Bank, (3)	4.375%	1/12/15	A1	1,276,268

3,250	Lloyds TSB Bank, (3)	4.875%	1/21/16	A1	3,369,720

2,760	National Australia Bank, 144A	3.000%	7/27/16	Aa2	2,807,869

5,200	Nordea Eiendomskreditt, 144A, (3)	1.875%	4/07/14	Aaa	5,307,791

2,000	Norea Bank AB, 144A, (3)	2.125%	1/14/14	Aa2	2,006,828

1,000	Rabobank Nederland Utrec	3.375%	1/19/17	Aaa	1,022,339

1,400	Rabobank Nederland	3.200%	3/11/15	Aaa	1,438,535

2,500	Regions Financial Corporation	7.750%	11/10/14	BBB–	2,740,625

2,330	Royal Bank of Scotland Group PLC	4.875%	8/25/14	A	2,421,390

2,000	Santander US Debt SA Unipersonal	2.485%	1/18/13	Aa3	1,994,132

3,750	Societe Generale, 144A	2.500%	1/15/14	A1	3,705,998

3,300	Swedbank Hypotek AB, 144A, (3)	2.125%	8/31/16	AAA	3,298,357

2,000	Wells Fargo & Company	3.750%	10/01/14	AA–	2,118,334

3,755	Wells Fargo & Company	3.676%	6/15/16	AA–	4,010,017

2,000	Wells Fargo Bank NA	4.750%	2/09/15	A+	2,145,342
66,855	Total Commercial Banks				68,554,526
	Commercial Services & Supplies – 0.5%

2,000	International Lease Finance Corporation	4.875%	4/01/15	BBB–	1,979,608

1,815	Waste Management Inc.	2.600%	9/01/16	BBB	1,859,787
3,815	Total Commercial Services & Supplies				3,839,395
	Computers & Peripherals – 0.4%

2,760	Hewlett Packard Company	2.625%	12/09/14	A	2,848,027
	Construction Materials – 0.2%

1,750	Lafarge SA	6.500%	7/15/16	BB+	1,857,574
	Consumer Finance – 1.6%

1,000	Ally Financial Inc.	8.300%	2/12/15	BB–	1,088,750

2,980	American Express Credit Corporation	7.300%	8/20/13	A+	3,224,679

2,250	Capital One Bank	6.500%	6/13/13	Baa1	2,374,927

1,915	Capital One Financial Corporation	2.125%	7/15/14	A–	1,925,916

1,500	Ford Motor Credit Company	7.000%	10/01/13	BBB–	1,599,413

2,000	Household Finance Corporation	4.750%	7/15/13	AA–	2,073,582
11,645	Total Consumer Finance				12,287,267

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.6%

$2,000	Berry Plastics Corporation	8.250%	11/15/15	B1	$2,135,000

2,000	Reynolds Group Escrow, 144A, (3)	8.750%	10/15/16	BB–	2,115,000
4,000	Total Containers & Packaging				4,250,000
	Diversified Financial Services – 6.7%

2,505	Ally Financial Inc., (3)	5.500%	2/15/17	BB–	2,507,978

3,000	Bank of America Corporation, (3)	1.973%	1/30/14	A	2,945,421

10,010	Bank of America Corporation, (3)	4.500%	4/01/15	A	10,367,998

6,015	Citigroup Inc., (3)	6.375%	8/12/14	A	6,526,293

1,130	Citigroup Inc.	2.650%	3/02/15	A	1,129,794

3,000	Citigroup Inc.	4.587%	12/15/15	A	3,159,300

4,500	General Electric Capital Corporation, (3)	2.100%	1/07/14	AA+	4,593,330

5,130	General Electric Capital Corporation	3.750%	11/14/14	AA+	5,455,950

1,675	ING Bank NV, 144A	4.000%	3/15/16	Aa3	1,695,604

2,500	JPMorgan Chase & Company, (3)	1.360%	1/24/14	Aa3	2,511,095

2,000	JPMorgan Chase & Company	3.700%	1/20/15	Aa3	2,108,900

4,500	JPMorgan Chase & Company	5.150%	10/01/15	A1	4,895,406

2,970	National Rural Utilities Cooperative Finance Corporation	1.900%	11/01/15	A+	3,041,898
48,935	Total Diversified Financial Services				50,938,967
	Diversified Telecommunication Services – 2.1%

2,250	AT&T, Inc.	2.500%	8/15/15	A2	2,341,895

1,500	Citizens Communications Company	6.625%	3/15/15	BB+	1,563,750

1,550	Deutsche Telekom International Finance BV	5.875%	8/20/13	BBB+	1,650,287

2,000	Qwest Corporation	7.500%	10/01/14	BBB–	2,229,750

1,540	Telecom Italia Capital	4.950%	9/30/14	BBB	1,586,200

1,450	Telefonica Emisiones SAU	2.582%	4/26/13	BBB+	1,456,102

4,500	Verizon Wireless Capital LLC	5.550%	2/01/14	A2	4,866,903
14,790	Total Diversified Telecommunication Services				15,694,887
	Electric Utilities – 0.3%

1,640	Commonwealth Edison Company, First Mortgage	1.625%	1/15/14	A–	1,665,971

200	Exelon Generation Co. LLC	5.350%	1/15/14	Baa1	214,472

620	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	404,550
2,460	Total Electric Utilities				2,284,993
	Electronic Equipment & Instruments – 0.2%

1,410	Tyco Electronics Group. SA	1.600%	2/03/15	BBB+	1,412,480
	Energy Equipment & Services – 0.7%

3,000	Ensco PLC, (3)	3.250%	3/15/16	BBB+	3,129,777

375	NGPL PipeCo LLC, (3)	7.119%	12/15/17	BB–	341,708

1,825	Noble Holding International Limited	3.450%	8/01/15	A–	1,921,369
5,200	Total Energy Equipment & Services				5,392,854
	Food & Staples Retailing – 0.0%

250	Supervalu Inc., (3)	7.500%	11/15/14	B	254,375
	Gas Utilities – 0.0%

50	Ferrellgas LP	6.500%	5/01/21	B+	45,125

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Equipment & Supplies – 0.3%

$2,000	Boston Scientific Corporation	6.250%	11/15/15	BBB–	$2,208,550
	Health Care Providers & Services – 0.5%

1,000	HCA Inc.	8.500%	4/15/19	BB+	1,111,250

2,630	Saint Jude Medical Inc.	2.200%	9/15/13	A	2,685,627
3,630	Total Health Care Providers & Services				3,796,877
	Hotels, Restaurants & Leisure – 0.3%

1,750	Wynn Las Vegas LLC Corporation	7.750%	8/15/20	BBB–	1,922,813
	Independent Power Producers & Energy Traders – 0.4%

2,000	AES Corporation, (3)	9.750%	4/15/16	BB	2,340,000

500	RRI Energy Inc., (3)	7.625%	6/15/14	BB–	503,750
2,500	Total Independent Power Producers & Energy Traders				2,843,750
	Insurance – 2.3%

3,460	AFLAC Insurance, (3)	3.450%	8/15/15	A–	3,638,996

1,450	American International Group, Inc., (3)	3.650%	1/15/14	A–	1,476,841

4,030	American International Group, Inc., (3)	4.250%	9/15/14	A–	4,157,771

2,000	Hartford Financial Services Group Inc.	4.000%	3/30/15	BBB	2,068,002

2,000	Lincoln National Corporation, (3)	4.300%	6/15/15	A–	2,115,838

4,000	Prudential Covered Trust, 144A	2.997%	9/30/15	A	4,045,156
16,940	Total Insurance				17,502,604
	Life Sciences Tools & Services – 0.6%

1,625	Thermo Fischer Scientific Inc.	3.250%	11/20/14	A	1,727,086

1,250	Thermo Fischer Scientific Inc.	3.200%	5/01/15	A	1,325,011

1,745	Thermo Fischer Scientific Inc.	2.250%	8/15/16	A	1,805,913
4,620	Total Life Sciences Tools & Services				4,858,010
	Machinery – 0.4%

1,000	Case New Holland Inc., (3)	7.750%	9/01/13	BB+	1,065,000

1,490	Caterpillar Financial Services Corporation, (3)	4.900%	8/15/13	A	1,574,230
2,490	Total Machinery				2,639,230
	Media – 1.4%

1,570	DIRECTV Holdings LLC	3.550%	3/15/15	BBB	1,657,969

2,000	DIRECTV Holdings LLC, (3)	3.125%	2/15/16	BBB	2,074,762

2,000	NBC Universal Media LLC	3.650%	4/30/15	BBB+	2,134,468

1,000	News America Holdings Inc., (3)	5.300%	12/15/14	BBB+	1,106,280

250	Sirius XM Radio Inc., 144A	8.750%	4/01/15	BB	283,750

1,000	TCM Sub LLC	3.550%	1/15/15	A–	1,056,844

1,025	Time Warner Cable Inc.	8.250%	2/14/14	BBB	1,160,478

790	XM Satellite Radio Inc., 144A	7.625%	11/01/18	BB	853,200
9,635	Total Media				10,327,751
	Metals & Mining – 1.7%

3,680	ArcelorMittal, (3)	3.750%	3/01/16	BBB	3,676,986

760	BHP Billiton Finance Limited	1.000%	2/24/15	A+	759,222

2,400	Corporacion Nacional del Cobre, 144A	5.500%	10/15/13	A1	2,541,775

2,155	Freeport McMoRan Copper & Gold, Inc.	1.400%	2/13/15	BBB	2,146,824

300	Patriot Coal Corporation, (3)	8.250%	4/30/18	B	228,750

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$1,375	Rio Tinto Finance USA Limited,	8.950%	5/01/14	A–	$1,594,017

2,000	United States Steel Corporation, (3)	6.050%	6/01/17	BB	2,040,000
12,670	Total Metals & Mining				12,987,574
	Multi-Utilities – 0.2%

1,500	Duke Energy Corporation	3.950%	9/15/14	BBB+	1,605,648
	Oil, Gas & Consumable Fuels – 3.5%

1,000	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,188,217

2,550	BP Capital Markets PLC	1.074%	3/11/14	A	2,566,884

2,000	Chesapeake Energy Corporation, (3)	6.775%	3/15/19	BB	1,985,000

2,000	El Paso Pipeline Partners Operating Company LLC	4.100%	11/15/15	BBB–	2,070,874

2,680	EnCana Corporation	4.750%	10/15/13	BBB	2,818,859

100	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	108,250

3,000	Marathon Petroleum Corporation	3.500%	3/01/16	BBB	3,125,556

3,275	MidAmerican Energy Company	4.650%	10/01/14	A2	3,570,307

1,410	Petrobras International Finance Company	2.875%	2/06/15	A3	1,446,774

2,000	Sabine Pass LNG LP	7.250%	11/30/13	BB–	2,110,000

1,180	Shell International Finance BV	3.250%	9/22/15	Aa1	1,271,664

1,885	Total Capital Canada Limited	1.625%	1/28/14	Aa1	1,893,313

2,500	Transcapitalinvest LP, 144A	7.700%	8/07/13	Baa1	2,687,430
25,580	Total Oil, Gas & Consumable Fuels				26,843,128
	Pharmaceuticals – 0.7%

3,600	Merck & Company Inc.	2.250%	1/15/16	AA	3,736,292

1,750	Valeant Pharmaceuticals International, 144A, (3)	6.500%	7/15/16	BB–	1,780,625
5,350	Total Pharmaceuticals				5,516,917
	Real Estate Investment Trust – 1.2%

2,000	DuPont Fabros Technology LP	8.500%	12/15/17	Ba1	2,200,000

2,385	HCP Inc., (3)	2.700%	2/01/14	BBB+	2,418,256

2,395	Health Care REIT Inc.	3.625%	3/15/16	Baa2	2,430,475

2,000	Simon Property Group, L.P.	4.200%	2/01/15	A–	2,140,968
8,780	Total Real Estate Investment Trust				9,189,699
	Semiconductors & Equipment – 0.1%

1,000	National Semiconductor Corporation	3.950%	4/15/15	A+	1,087,653
	Specialty Retail – 0.4%

2,440	Home Depot, Inc., (3)	5.400%	3/01/16	A–	2,815,750
	Trading Companies & Distributors – 0.1%

1,000	GATX Corporation	4.750%	5/15/15	BBB	1,071,448
	Wireless Telecommunication Services – 1.2%

2,000	America Movil S.A. de C.V.	2.375%	9/08/16	A2	2,024,650

2,000	Crown Castle Towers LLC	4.523%	1/15/15	A2	2,091,750

1,000	Telefonica Moviles Chile SA, 144A	2.875%	11/09/15	BBB+	999,203

750	UPC Germany GmbH	8.125%	12/01/17	BB–	810,000

2,500	Vodafone Group PLC	5.000%	9/15/15	A–	2,805,778
8,250	Total Wireless Telecommunication Services				8,731,381
$341,597	Total Corporate Bonds (cost $347,352,882)				354,903,805

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (4)		Ratings (2)	Value

	MUNICIPAL BONDS – 3.8%

	Arizona – 0.7%

	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Taxable Series 2011:
$2,800	2.302%, 7/01/14	No Opt. Call		AA	$2,844,156
2,000	2.828%, 7/01/15	No Opt. Call		AA	2,055,060
4,800	Total Arizona				4,899,216
	California – 0.6%

1,015	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 5.750%, 3/01/17	No Opt. Call		A1	1,171,716

	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Taxable Second Series 2011E:
1,000	1.507%, 5/01/13	No Opt. Call		A+	1,006,270
2,640	2.021%, 5/01/14	No Opt. Call		A+	2,683,349
4,655	Total California				4,861,335
	Massachusetts – 0.5%

	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project Series 2011B:
3,260	1.910%, 7/01/14	No Opt. Call		A	3,291,361
400	3.230%, 7/01/15	No Opt. Call		A	408,680
3,660	Total Massachusetts				3,700,041
	Michigan – 0.3%

2,100	Wayne County, Michigan, General Obligation Bonds, Taxable Notes Series 2011, 5.000%, 9/15/13	No Opt. Call		BBB+	2,112,474
	Minnesota – 0.5%

4,000	Tobacco Securitization Authority, Minnesota, Tobacco Settlement Revenue Bonds, Taxable Series 2011A, 2.643%, 3/01/14	No Opt. Call		A	3,970,320
	Nevada – 0.3%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17	No Opt. Call		AA+	2,613,700
	Texas – 0.9%

1,500	Dallas Fort Worth International Airport Facility Improvement Corporation, Texas, Learjet Inc. Project, Revenue Bonds, Series 2001-A1, 6.150%, 1/01/16 (Alternative Minimum Tax)	7/12 at 100.00		Ba2	1,501,995

5,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Refunding Taxable Series 2011E, 1.770%, 11/01/14	No Opt. Call		A+	5,018,650
6,500	Total Texas				6,520,645
$28,215	Total Municipal Bonds (cost $28,325,222)				28,677,731

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 2.0%

$6,000	Federal Home Loan Bank Bonds	2.250%	4/13/12	Aaa	$6,003,846

5,400	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	5,453,762

200	U.S. Treasury Notes	4.875%	6/30/12	AAA	202,328

250	U.S. Treasury Notes	4.125%	8/31/12	AAA	254,072

1,800	U.S. Treasury Notes, (3)	1.375%	5/15/13	AAA	1,822,430

55	U.S. Treasury Notes (I/O)	0.000%	5/15/14	AAA	54,559

380	U.S. Treasury Notes	1.875%	2/28/14	AAA	391,044

1,310	United States Treasury Notes, (3)	1.500%	6/30/16	AAA	1,344,694
$15,395	Total U.S. Government and Agency Obligations (cost $15,413,091)				15,526,735

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 41.8%

$3,575	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	$3,583,938

1,955	American Homes Mortgage Advance Trust, Series 2011-SART1	5.920%	5/10/43	BBB	1,959,888

4,770	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,860,706

1,050	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aaa	1,059,719

1,146	Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-R9	0.472%	11/25/35	AAA	1,113,297

5,200	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.645%	5/17/60	AAA	5,207,431

44	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	43,867

850	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	929,917

4,970	Cabela’s Master Credit Card Trust, Series 2010-1A	1.692%	1/15/18	AAA	5,116,739

4,290	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,445,272

575	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	580,540

190	CenterPoint Energy Transition Bond Company II, LLC, Senior Secured Transition Bonds, Series 2005A	4.970%	8/01/14	AAA	192,746

2,310	Centerpoint Energy Transition Bond Company LLC	0.000%	4/15/18	AAA	2,310,953

43	Chrysler Financial Auto Securitization Trust, Asset Backed Notes. Series 2009A	2.820%	1/15/16	AAA	43,324

872	Chrysler Financial Auto Securtization Trust, Series 2010A	1.650%	11/08/13	AA	871,302

22	Citicorp Residential Mortgage Trust, REMIC Pass-Through Certificates, Series 2007-2	5.977%	6/25/37	AA	21,889.00

4,924	Citigroup Mortgage Loan Trust Inc., Mortgage Pass Through Certificates, Series 2010-10	4.778%	12/27/32	BBB	4,894,293

111	CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	111,151

3,565	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.372%	6/25/47	BB+	3,199,391

1,033	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	CCC	775,930

633	Countrywide Asset-Backed Certificates Trust, Series 2005-16 2AF2	5.332%	2/25/30	B3	489,034

3,299	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.362%	6/25/47	AAA	2,948,110

3,325	Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.402%	10/25/47	AAA	2,561,128

279	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	BB	272,255

895	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	923,517

930	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	976,250

12	Daimler Chrysler Auto Trust 2008B	5.320%	11/08/14	AAA	11,549

2,405	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,570,892

700	Developers Diversified Realty Corporation, Commercial Mortgage Pass Through Certificates Series 2009-DDR1	5.730%	10/17/22	AAA	756,513

3,403	DT Auto Owner Trust 2011-2A	0.960%	1/15/14	AAA	3,401,830

3,609	DT Auto Owner Trust, Series 2011-3A	1.400%	8/15/14	AAA	3,610,115

3,507	Energy Texas Restoration Funding LLC	2.120%	2/01/16	AAA	3,585,278

1,835	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	1,858,215

90	Equivantage Acceptance Corporation, Home Equity Loan Asset-Backed Certificates, Series 1996-4	7.250%	1/25/28	BBB+	89,249

2,740	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A	2,774,343

1,950	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	1,968,344

14	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$2,786	Fannie Mae Mortgage Interest Strips 36625	5.000%	10/01/35	Aaa	$299,279

2	Fannie Mae Mortgage Pool 254340	5.500%	5/01/12	AAA	2,424

34	Fannie Mae Mortgage Pool 254682	5.000%	3/01/13	AAA	36,277

430	Fannie Mae Mortgage Pool 255039	4.000%	12/01/13	AAA	453,411

373	Fannie Mae Mortgage Pool 433988	2.187%	11/01/25	AAA	382,658

978	Fannie Mae Mortgage Pool 535363	5.050%	12/01/31	AAA	1,052,871

126	Fannie Mae Mortgage Pool 545717	2.386%	5/01/32	AAA	132,227

19	Fannie Mae Mortgage Pool 545791	2.389%	3/01/32	AAA	20,143

179	Fannie Mae Mortgage Pool 555369	2.352%	8/01/36	AAA	188,749

193	Fannie Mae Mortgage Pool 625338	2.358%	6/01/31	AAA	203,859

131	Fannie Mae Mortgage Pool 634948	2.540%	5/01/32	AAA	131,952

26	Fannie Mae Mortgage Pool 661645	2.346%	10/01/32	AAA	28,141

180	Fannie Mae Mortgage Pool 671884	2.504%	12/01/32	AAA	184,165

2,098	Fannie Mae Mortgage Pool 725721	2.464%	6/01/34	AAA	2,235,732

1,170	Fannie Mae Mortgage Pool 745922	2.518%	7/01/35	AAA	1,247,014

140	Fannie Mae Mortgage Pool 775389	2.257%	4/01/34	AAA	142,746

1,464	Fannie Mae Mortgage Pool 795242	2.175%	7/01/34	AAA	1,544,804

1,244	Fannie Mae Mortgage Pool 797182	2.322%	11/01/34	AAA	1,313,805

2,546	Fannie Mae Mortgage Pool 819652	2.570%	3/01/35	AAA	2,716,953

128	Fannie Mae Mortgage Pool 838948	2.154%	8/01/35	AAA	135,405

1,109	Fannie Mae Mortgage Pool 838958	2.263%	8/01/35	AAA	1,174,481

1,454	Fannie Mae Mortgage Pool 841068	2.498%	11/01/34	AAA	1,550,161

541	Fannie Mae Mortgage Pool 848390	2.069%	12/01/35	AAA	559,375

735	Fannie Mae Mortgage Pool 886034	2.707%	7/01/36	AAA	780,118

699	Fannie Mae Mortgage Pool 995949	2.520%	9/01/36	AAA	735,922

1,512	Fannie Mae Mortgage Pool AD0107	4.000%	5/01/20	AAA	1,615,825

2,222	Fannie Mae Mortgage Pool AD0486	2.400%	4/01/34	AAA	2,345,969

1,635	Fannie Mae Mortgage Pool AD0550	2.414%	8/01/37	AAA	1,743,711

1,681	Fannie Mae Mortgage Pool AD0706	2.380%	3/01/38	AAA	1,772,843

2,619	Fannie Mae Mortgage Pool AE0058	2.413%	7/01/36	AAA	2,766,419

2,878	Fannie Mae Mortgage Pool MA0648	3.500%	2/01/26	AAA	3,021,639

4,052	Fannie Mae Mortgage Pool MA0771	3.500%	6/01/21	Aaa	4,254,834

1,810	Fannie Mae Multifamily REMIC Trust 2010-M6, Guaranteed Pass Through Certificates	2.210%	9/25/20	Aaa	1,842,431

959	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-68QP	3.000%	7/25/22	AAA	971,849

43	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1992-150MA	5.500%	9/25/22	AAA	46,666

2,435	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-122AJ	4.500%	2/25/28	AAA	2,492,066

1,182	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2004-90GA	4.350%	3/25/34	Aaa	1,228,298

2,095	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2004-90GF	0.544%	11/25/34	AAA	2,090,020

1,851	Fannie Mae REMIC Pass-Through Certificates 2010-M1A1	3.305%	9/25/19	AAA	1,963,098

2,529	Fannie Mae REMIC Pass-Through Certificates 2011-6BA	2.750%	6/25/20	Aaa	2,628,680

3,855	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	3,913,752

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$3,332	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.791%	3/02/48	AAA	$3,333,024

3,250	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	3,289,375

15	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	16,652

1,609	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	AAA	1,657,457

483	Federal Home Loan Mortgage Corporation, REMIC 2795 CL	4.500%	7/15/17	AAA	484,470

926	Federal Home Loan Mortgage Corporation, REMIC 2843 BH	4.000%	1/15/18	AAA	934,289

1,004	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	AAA	1,020,617

408	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	AAA	414,368

646	Federal Home Loan Mortgage Corporation, REMIC 3591 NA	1.250%	10/15/12	AAA	647,360

3,527	Fieldstone Mortgage Investment Trust, Mortgage Backed Notes, Series 2005-1	1.322%	3/25/35	A+	3,156,383

710	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	737,354

1,480	Ford Credit Floorplan Master Owner Trust Series 2010-3	4.200%	2/15/17	AAA	1,601,684

4,020	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.965%	10/19/54	AAA	4,043,131

551	Freddie Mac Gold Pool 780456	2.472%	5/01/33	AAA	573,570

1,156	Freddie Mac Gold Pool 780911	2.344%	10/01/33	AAA	1,218,781

1,269	Freddie Mac Gold Pool 781296	2.480%	3/01/34	AAA	1,331,934

255	Freddie Mac Gold Pool 786591	2.514%	12/01/26	AAA	271,961

231	Freddie Mac Gold Pool 786853	2.260%	10/01/29	AAA	243,200

244	Freddie Mac Gold Pool 846946	2.394%	1/01/29	AAA	258,300

160	Freddie Mac Gold Pool 847014	1.945%	5/01/30	AAA	162,003

131	Freddie Mac Gold Pool 847063	2.487%	10/01/32	AAA	138,951

1,125	Freddie Mac Gold Pool 847241	2.375%	10/01/30	AAA	1,188,419

1,925	Freddie Mac Gold Pool 847331	2.266%	8/01/32	AAA	2,028,974

131	Freddie Mac Gold Pool 847367	2.239%	6/01/31	AAA	138,177

809	Freddie Mac Gold Pool 847652	2.390%	9/01/32	AAA	850,760

2,303	Freddie Mac Gold Pool 848193	2.532%	3/01/36	AAA	2,457,721

2,481	Freddie Mac Gold Pool 848282	2.482%	6/01/38	AAA	2,617,441

242	Freddie Mac Gold Pool 972055	3.967%	4/01/30	AAA	257,105

1,676	Freddie Mac Mortgage Pool, Various G11618	4.500%	5/01/18	AAA	1,800,636

521	Freddie Mac Mortgage Pool, Various M30035	4.500%	4/01/22	AAA	549,680

2,287	Freddie Mac Multi-Class Certificates 3780FE	0.642%	12/15/20	Aaa	2,290,571

2,445	Freddie Mac Multifamily Structured Pass Through Certificates, Series K703	1.873%	1/25/18	Aaa	2,490,031

821	Freddie Mac Non Gold Participation Certificates 1L1462	2.340%	8/01/36	AAA	865,365

2,543	Freddie Mac Structured Pass-Through Certificates Series T045	4.520%	8/27/12	AAA	2,572,363

319	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	320,906

1,840	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	1,875,419

6,998	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass Through Certificates, Series 2001-ALF	2.716%	2/12/21	AAA	7,121,008

5,679	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	5,992,337

2,130	Goldman Sachs Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2011-GC5	2.999%	8/10/44	Aaa	2,209,769

1,886	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.047%	1/25/35	CC	749,886

16	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$986	Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust 2003-85ZL	5.500%	6/20/28	AAA	$1,001,943

1,178	Government National Mortgage Association, Guaranteed REMIC Pass Through Securities and MX Securities Trust 2009-62EJ	4.500%	5/16/38	Aaa	1,256,198

141	Government National Mortgage Association Pool 8006	1.625%	7/20/22	AAA	145,623

80	Government National Mortgage Association Pool 8699	1.625%	9/20/25	AAA	82,357

103	Government National Mortgage Association Pool 8824	2.000%	8/20/21	AAA	106,856

63	Government National Mortgage Association Pool 8847	2.375%	4/20/26	AAA	65,475

23	Government National Mortgage Association Pool 80106	1.625%	8/20/27	AAA	23,889

36	Government National Mortgage Association Pool 80154	2.375%	1/20/28	AAA	37,124

94	Government National Mortgage Association Pool 80283	2.375%	5/20/29	AAA	97,746

183	Government National Mortgage Association Pool 80469	1.625%	11/20/30	AAA	189,549

60	Government National Mortgage Association Pool 80507	2.375%	4/20/31	AAA	62,252

205	Government National Mortgage Association Pool 80535	1.625%	8/20/31	AAA	211,561

45	Government National Mortgage Association Pool 80580	2.500%	2/20/32	AAA	46,420

4,250	GraceChurch Card PLC. Series 2012-1A.	1.055%	2/15/17	AAA	4,251,496

98	Green Tree Financial Manufactured Housing Loans, Series 2008-MH1	7.000%	4/25/38	AAA	98,165

2,382	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-GG5	5.117%	4/10/37	AAA	2,391,104

3,863	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	3,957,033

3,750	Holmes Master Issuer PLC, Residential Mortgage Pool, Series 2012-1A, 144A	2.165%	10/15/54	AAA	3,783,551

1,033	IMC Home Mortgage Company, Home Equity Loan Pass-Through Certificates, Series 1998-3	6.770%	8/20/29	AA–	948,554

401	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.723%	3/25/35	AAA	355,435

75	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A7	5.660%	1/25/37	C	4,431

4,147	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,377,168

3,671	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,791,134

7,293	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-C4	1.525%	7/17/46	AAA	7,320,383

2,626	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-C1 A2	5.803%	5/12/39	AAA	2,709,822

2,110	Morgan Stanley ABS Capital I Inc., Mortgage Pass-Through Certificates, Series 2007-NC2	0.352%	2/25/37	B3	1,950,488

1,791	Morgan Stanley Capital I Inc Trust, Mortgage Pass-Through Certificates, Series 2006-NC2	0.422%	2/25/36	B–	1,563,140

4,063	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1	2.602%	9/15/47	AAA	4,157,312

313	Morgan Stanley Dean Witter Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2002-TOP7	5.980%	1/15/39	AAA	312,791

304	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates, Series 2004-13	8.000%	1/25/35	A	313,747

1,853	Mortgage Asset Securitization Transaction Inc., Adjustable Rate Mortgage Pass-Through Certificates, Series 2003-5	2.302%	11/25/33	AAA	1,526,469

2,437	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,364,150

1,455	National Credit Union Administration, Guaranteed Notes Series 2011-R1	0.713%	1/08/20	Aaa	1,457,696

1,042	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	1,093,329

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,927	National Credit Union Administration, Guaranteed Notes, Series 2010-R1	1.840%	10/07/20	Aaa	$1,949,144

2,475	Newcastle Investment Trust, Manufactured Housing Contracts and Loans, Series 2010-MH1	4.500%	7/10/35	AAA	2,515,829

3,846	Newcastle Investment Trust, Manufactured Housing Loans, Series 2011-MH1	2.450%	12/10/33	AAA	3,883,913

4,100	Nissan Auto Lease Trust, Series 2011-B	0.920%	2/16/15	Aaa	4,097,660

99	Nissan Auto Receivables Owner Trust, Series 2009-1	5.000%	9/15/14	AAA	99,603

2,000	Ocwen Advance Receivables Backed Notes, Series 2009-3A	4.140%	7/15/23	AAA	2,002,500

5,795	Park Place Securities Inc., Asset Backed Pass Through Certificates Series 2005- WCH1	0.762%	2/25/35	AA	5,370,725

672	PSE&G Transition Funding LLC Bonds, Series 2001-1	6.610%	6/15/15	AAA	700,552

143	RBSSP Resecuritization Trust 2009-8	0.382%	3/26/37	Aaa	140,731

1,238	RBSSP Resecuritization Trust 2009-10	0.342%	3/26/37	N/R	1,205,337

131	RBSSP Resecuritization Trust 2009-11	1.992%	12/26/37	Aa3	131,292

1,347	RBSSP Resecuritization Trust 2010-8	0.571%	7/26/36	N/R	1,265,255

2,022	RBSSP Resecuritization Trust 2010-10	0.371%	9/26/36	N/R	1,771,481

1,861	RBSSP Resecuritization Trust 2010-11	0.412%	3/26/37	A	1,820,447

2,425	Renaissance Home Equity Loan Trust I, Home Equity Loan Asset-Backed Notes, Series 2005-3	5.140%	11/25/35	AA+	1,805,604

220	Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	219,627

4,750	Santander Drive Auto Receivables Trust, Series 2011-1	1.280%	1/15/15	Aaa	4,771,332

550	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1	2.637%	2/20/47	CCC	426,873

9,380	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.092%	10/14/14	Aaa	9,393,524

4,351	Springleaf Mortgage Loan Trust 2011-1	4.050%	1/25/58	AAA	4,415,720

174	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.756%	8/25/34	Baa2	163,824

1,103	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2007-4	6.149%	9/25/37	AAA	1,104,589

2,601	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%	8/10/15	AAA	2,827,799

2,058	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2005-10B	4.941%	9/10/15	Aaa	2,215,298

1,190	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%	2/10/15	AAA	1,264,202

769	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%	2/10/16	Aaa	834,080

426	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates, Series 2007-10A	5.459%	2/10/17	Aaa	461,807

1,383	Vericrest Opportunity Loan Transferee, Series 2011-NL1A	5.926%	12/26/50	AAA	1,390,082

818	Vericrest Opportunity Loan Transferee, Series 2011-NL2A	5.682%	6/25/51	N/R	820,166

1,479	Vericrest Opportunity Loan Transferee, Series 2011-NL3A	5.194%	9/25/51	N/R	1,481,715

4,760	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	2.970%	9/14/28	AAA	4,927,864

2,489	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.322%	6/15/20	Aaa	2,356,545

588	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-through Certificates, Series 2007-HY2	5.337%	9/25/36	CCC	44,633

295	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-3	5.500%	3/25/36	B2	292,917

18	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,590		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.628%	10/25/36	Caa2	$1,182,114

1,035		Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%	3/25/37	Caa1	917,533

39		Wells Fargo Mortgage Backed Securties, 2005-AR16 Class 3A2	2.638%	10/25/35	BBB–	37,943

4,104		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	1.988%	3/17/44	Aaa	4,159,490

4,065		WF-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C2	2.501%	2/18/44	Aaa	4,152,767

225		World Omni Auto Receivables Trust, Series 2010A	1.340%	12/16/13	AAA	225,265
$319,495		Total Asset-Backed Securities and Mortgage-Backed Securities (cost $315,059,579)				316,883,292

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SOVEREIGN DEBT – 1.6%

		Canada – 1.0%

8,000	CAD	Canadian Government Bond	1.500%	12/01/12	AAA	$8,044,112
		Mexico – 0.6%

510	MXN	United Mexican States	9.500%	12/18/14	A–	4,445,146
		Total Sovereign Debt (cost $12,949,381)				12,489,258

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (2)	Value
		STRUCTURED NOTES – 0.2%

$1,750		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	AAA	$1,731,310
$1,750		Total Structured Notes (cost $1,690,938)				1,731,310

Shares		Description (1)				Value
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.1%

		Money Market Funds – 11.1%

83,860,448		Mount Vernon Securities Lending Prime Portfolio, 0.301% (6), (7)				$83,860,448
		Total Investments Purchased with Collateral from Securities Lending (cost $83,860,448)				83,860,448

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		SHORT-TERM INVESTMENTS – 3.0%

		Money Market Funds – 2.6%

20,016,297		First American Treasury Obligations Fund, Class Z	0.000% (6)	N/A	N/A	$20,016,297
		U.S. Government and Agency Obligations – 0.4%

$985		U.S. Treasury Bills, (8)	0.038%	5/03/12	Aaa	984,966

300		U.S. Treasury Bills, (8)	0.055%	5/31/12	Aaa	299,973

1,180		U.S. Treasury Bills, (8)	0.078%	7/26/12	Aaa	1,179,690

475		U.S. Treasury Bills, (8)	0.168%	2/07/13	Aaa	474,314
$2,940		Total U.S. Government and Agency Obligations				2,938,943
		Total Short-Term Investments (cost $22,955,476)				22,955,240
		Total Investments (cost $827,607,017) – 110.3%				837,027,819
		Other Assets Less Liabilities – (10.3)% (9)				(78,457,487)
		Net Assets – 100%				$758,570,332

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

Investments in Derivatives at March 31, 2012:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Citigroup	Australian Dollar	4,800,000	U.S. Dollar	4,986,624	4/23/12	$28,038
Citigroup	South Korean Won	4,364,450,000	U.S. Dollar	3,861,149	5/14/12	22,498
Citigroup	U.S. Dollar	5,120,496	Australian Dollar	4,800,000	4/23/12	(161,910)
Citigroup	U.S. Dollar	3,859,613	South Korean Won	4,364,450,000	5/14/12	(20,962)
						$(132,336)

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	$20,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	$(36,543)	$(36,543)
JPMorgan	4,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(600,504)	(600,504)
UBS	18,000,000	Receive	3-Month USD-LIBOR	1.048	Semi-Annually	6/25/12	(71,404)	(71,404)
UBS	4,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(236,805)	(236,805)
								$(945,256)
*	Annualized

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 2-Year Note	Short	(99)	6/12	$(21,793,921)	$5,958
U.S. Treasury 5-Year Note	Short	(422)	6/12	(51,711,483)	241,648
U.S. Treasury 10-Year Note	Short	(42)	6/12	(5,438,344)	66,882
					$314,488

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$354,903,805	$—	$354,903,805
Municipal Bonds	—	28,677,731	—	28,677,731
U.S. Government and Agency Obligations	—	15,526,735	—	15,526,735
Asset-Backed and Mortgage-Backed Securities	—	316,883,292	—	316,883,292
Sovereign Debt	—	12,489,258	—	12,489,258
Structured Notes	—	1,731,310	—	1,731,310
Investments Purchased with Collateral from Securities Lending	83,860,448	—	—	83,860,448

20	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Money Market Funds	$20,016,297	$—	$—	$20,016,297
U.S. Government and Agency Obligations	—	2,938,943	—	2,938,943
Derivatives:
Forward Foreign Currency Exchange Contracts*	—	(132,336)	—	(132,336)
Interest Rate Swaps*	—	(945,256)	—	(945,256)
Futures Contracts*	314,488	—	—	314,488
Total	$104,191,233	$732,073,482	$—	$836,264,715
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$50,536	Unrealized depreciation on forward foreign currency exchange contracts	$182,872
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	314,488	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	—
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	—	Unrealized depreciation on interest rate swaps**	945,256
Total			$365,024		$1,128,128
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $827,606,833.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$14,328,404
Depreciation	(4,907,418)
Net unrealized appreciation (depreciation) of investments	$9,420,986

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Short Term Bond Fund (continued)

March 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(8)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(9)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest Only Security.

CAD	Canadian Dollar

MXN	Mexican Peso

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund

(currently known as Nuveen Core Plus Bond Fund)

March 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.3%

	Insurance – 0.3%

104,794	Endurance Specialty Holdings Limited, (3)	7.500%		BBB–	$2,705,781
	Thrifts & Mortgage Finance – 0.0%

218,000	Federal National Mortgage Association	4.700%		Ca	300,840
	Total $25 Par (or similar) Preferred Securities (cost $7,792,950)				3,006,621

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 40.9%

	Aerospace & Defense – 0.3%

$2,780	Exelis, Inc., 144A	5.550%	10/01/21	BBB+	$2,890,586
	Airlines – 0.5%

1,770	American Airlines Pass Through Trust 2011-2	8.625%	4/15/23	BBB–	1,867,350

1,983	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	Baa1	2,080,022
3,753	Total Airlines				3,947,372
	Automobiles – 0.3%

2,500	Chrysler GP/CG Company, (3)	8.000%	6/15/19	B	2,512,500
	Beverages – 0.3%

2,275	Pernod-Ricard SA, 144A	5.750%	4/07/21	BBB–	2,519,576
	Capital Markets – 3.4%

4,640	Goldman Sachs Group, Inc., (3)	6.000%	6/15/20	A1	4,882,240

2,495	Goldman Sachs Group, Inc.	5.250%	7/27/21	A1	2,469,840

3,685	Goldman Sachs Group, Inc.	6.750%	10/01/37	A2	3,600,514

8,250	Morgan Stanley	6.625%	4/01/18	A2	8,687,366

3,375	Morgan Stanley	5.750%	1/25/21	A2	3,313,514

6,500	Morgan Stanley	5.500%	7/28/21	A2	6,352,346
28,945	Total Capital Markets				29,305,820
	Chemicals – 1.1%

2,375	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	2,486,150

3,830	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	4,072,045

2,050	LyondellBasell Industries NV, 144A, (WI/DD)	5.000%	4/15/19	BB+	2,050,000

1,000	LyondellBasell Industries NV, 144A	6.000%	11/15/21	BB+	1,050,000
9,255	Total Chemicals				9,658,195
	Commercial Banks – 3.2%

3,350	Australia and New Zealand Banking Group Limited, 144A, (3)	2.400%	11/23/16	Aaa	3,378,251

1,910	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,972,075

2,900	Bancolombia SA	5.950%	6/03/21	Baa2	3,070,375

1,425	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A1	1,467,750

984	FNBC 1993-A Pas Through Trust Certificates	8.080%	1/05/18	Aa1	1,104,888

1,890	HSBC Holdings PLC	6.800%	6/01/38	AA–	2,164,192

1,660	ING Bank NV, 144A	3.750%	3/07/17	Aa3	1,644,184

4,250	Lloyds TSB Bank	4.875%	1/21/16	A1	4,406,557

4,450	Rabobank Nederland	3.875%	2/08/22	Aaa	4,303,470

3,675	Sovereign Bank	8.750%	5/30/18	A3	4,302,866
26,494	Total Commercial Banks				27,814,608

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Commercial Services & Supplies – 0.4%

$1,990	Donnelley & Son Company	7.625%	6/15/20	BB+	$1,925,325

2,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	1,932,908
3,990	Total Commercial Services & Supplies				3,858,233
	Computers & Peripherals – 0.2%

1,935	Hewlett Packard Company	4.650%	12/09/21	A	2,024,271
	Consumer Finance – 1.5%

1,650	Ally Financial Inc.	7.500%	9/15/20	BB–	1,782,000

2,790	Capital One Bank	8.800%	7/15/19	Baa1	3,411,302

2,570	Capital One Financial Corporation	4.750%	7/15/21	A–	2,704,211

3,690	Discover Financial Services	10.250%	7/15/19	BBB	4,844,232
10,700	Total Consumer Finance				12,741,745
	Diversified Financial Services – 3.9%

1,910	Bank of America Corporation, (3)	3.750%	7/12/16	A	1,919,518

3,725	Bank of America Corporation	5.750%	12/01/17	A	3,995,036

2,845	Bank of America Corporation	5.875%	1/05/21	A	3,009,555

4,390	Countrywide Financial Corporation, Convertible Bond, 144A, (3)	6.250%	5/15/16	BBB+	4,574,679

2,915	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,599,850

4,330	JPMorgan Chase & Company	4.400%	7/22/20	Aa3	4,491,998

2,750	JPMorgan Chase & Company	4.250%	10/15/20	Aa3	2,815,632

700	JPMorgan Chase & Company	4.350%	8/15/21	Aa3	715,214

5,845	JPMorgan Chase & Company	4.500%	1/24/22	Aa3	6,080,781

2,180	JPMorgan Chase & Company	6.400%	5/15/38	Aa3	2,592,397
31,590	Total Diversified Financial Services				33,794,660
	Diversified Telecommunication Services – 2.1%

2,970	AT&T, Inc., (3)	5.550%	8/15/41	A2	3,292,016

3,190	CenturyLink Inc.	5.800%	3/15/22	Baa3	3,115,067

3,500	Frontier Communications Corporation, (3)	8.500%	4/15/20	BB+	3,683,750

1,730	Sprint Nextel Corporation, (3)	6.000%	12/01/16	B+	1,544,025

4,575	Telefonica Emisiones SAU, (3)	5.462%	2/16/21	BBB+	4,447,655

2,010	Verizon Communications, (3)	6.900%	4/15/38	A	2,564,991
17,975	Total Diversified Telecommunication Services				18,647,504
	Electric Utilities – 1.0%

2,370	Comision Federal de Electricidad of the United States of Mexcio, 144A, (3)	4.875%	5/26/21	Baa1	2,512,200

3,690	FirstEnergy Solutions Corporation	6.050%	8/15/21	BBB	4,141,483

1,685	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	2,002,953
7,745	Total Electric Utilities				8,656,636
	Electronic Equipment & Instruments – 0.2%

2,000	Ingram Micro Inc.	5.250%	9/01/17	BBB–	2,108,294
	Energy Equipment & Services – 1.9%

3,280	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	3,651,286

3,870	Ensco PLC, (3)	4.700%	3/15/21	BBB+	4,175,273

2,935	Nabors Industries Inc.	5.000%	9/15/20	BBB	3,150,532

375	NGPL PipeCo LLC, (3)	7.119%	12/15/17	BB–	341,708

3,000	Weatherford International Limited Bermuda	4.500%	4/15/22	BBB	3,031,350

24	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Energy Equipment & Services (continued)

$1,880	Weatherford International Limited	7.000%	3/15/38	BBB	$2,114,111
15,340	Total Energy Equipment & Services				16,464,260
	Health Care Providers & Services – 0.6%

2,400	HCA Inc., (3)	7.250%	9/15/20	BB+	2,613,000

2,185	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	2,866,925
4,585	Total Health Care Providers & Services				5,479,925
	Independent Power Producers & Energy Traders – 0.4%

3,305	Constellation Energy Group, (3)	5.150%	12/01/20	BBB+	3,639,608
	Industrial Conglomerates – 0.4%

3,250	Abengoa Finance SAU, 144A, (3)	8.875%	11/01/17	BB	3,233,750
	Insurance – 2.9%

3,975	AFLAC Insurance	6.450%	8/15/40	A–	4,425,833

4,805	Allied World Assurance Holdings Limited	7.500%	8/01/16	BBB+	5,503,013

2,950	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,222,453

3,015	Liberty Mutual Group Inc., 144A, (3)	5.000%	6/01/21	Baa2	3,010,851

2,295	Lincoln National Corporation, (3)	8.750%	7/01/19	A–	2,905,176

1,640	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,787,710

4,000	Prudential Holdings LLC, 144A	7.245%	12/18/23	AA–	4,747,880
22,680	Total Insurance				25,602,916
	Machinery – 0.3%

2,000	Navistar International Corporation, (3)	8.250%	11/01/21	BB	2,180,000
	Media – 2.9%

1,950	British Sky Broadcasting Group PLC, (3)	6.100%	2/15/18	BBB+	2,287,397

3,350	DIRECTV Holdings LLC, 144A, (3)	3.800%	3/15/22	BBB	3,304,011

2,215	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,435,833

1,315	NBC Universal Media LLC	4.375%	4/01/21	BBB+	1,408,556

3,060	NBC Universal Media LLC	6.400%	4/30/40	BBB+	3,679,821

3,590	News America Holdings Inc., (3)	6.650%	11/15/37	BBB+	4,184,633

2,000	Time Warner Cable Inc.	8.750%	2/14/19	BBB	2,607,210

2,410	Time Warner Cable Inc.	5.875%	11/15/40	BBB	2,596,722

2,105	Viacom Inc.	6.875%	4/30/36	BBB+	2,645,890
21,995	Total Media				25,150,073
	Metals & Mining – 4.1%

6,035	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	6,236,062

4,530	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	4,299,500

1,155	ArcelorMittal	6.250%	2/25/22	BBB	1,167,819

5,500	ArcelorMittal	7.000%	10/15/39	BBB	5,253,254

3,450	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	3,313,442

3,700	Newmont Mining Corporation	3.500%	3/15/22	BBB+	3,564,621

2,550	Southern Copper Corporation	7.500%	7/27/35	BBB	2,989,656

1,440	Teck Resources Limited	6.250%	7/15/41	BBB	1,562,193

3,895	Vale Overseas Limited	6.875%	11/10/39	A–	4,549,827

2,340	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,666,276
34,595	Total Metals & Mining				35,602,650

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Multiline Retail – 0.3%

$2,585	J.C. Penney Corporation Inc., (3)	5.650%	6/01/20	Ba1	$2,526,838
	Oil, Gas & Consumable Fuels – 4.5%

3,230	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	3,659,971

2,000	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,438,364

1,500	Chesapeake Energy Corporation, (3)	6.125%	2/15/21	BB	1,485,000

2,000	Husky Energy Inc.	6.200%	9/15/17	BBB+	2,366,582

1,070	Husky Energy Inc., (3)	7.250%	12/15/19	BBB+	1,319,266

690	Kinder Morgan Energy Partners, L.P.	6.950%	1/15/38	BBB	787,996

4,785	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	5,072,100

3,475	Nexen Inc.	6.400%	5/15/37	BBB–	3,820,686

1,500	Noble Energy Inc.	4.150%	12/15/21	BBB	1,533,171

2,495	Petrobras International Finance Company	6.875%	1/20/40	A3	2,931,303

2,255	Petro-Canada	6.800%	5/15/38	BBB+	2,877,096

3,000	Petroleos Mexicanos	5.500%	1/21/21	Baa1	3,307,500

1,900	Reliance Holdings USA Inc., 144A, (3)	5.400%	2/14/22	BBB	1,890,114

1,955	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	1,937,902

3,290	Valero Energy Corporation	6.125%	2/01/20	BBB	3,779,845
35,145	Total Oil, Gas & Consumable Fuels				39,206,896
	Paper & Forest Products – 0.7%

1,820	Georgia-Pacific Corporation, 144A, (3)	5.400%	11/01/20	A–	2,031,631

3,015	International Paper Company	8.700%	6/15/38	BBB	4,086,456
4,835	Total Paper & Forest Products				6,118,087
	Pharmaceuticals – 0.2%

2,080	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	2,095,600
	Real Estate Investment Trust – 0.7%

2,995	Prologis Inc.	6.875%	3/15/20	Baa2	3,440,309

2,705	Vornado Realty LP	4.250%	4/01/15	BBB	2,836,165
5,700	Total Real Estate Investment Trust				6,276,474
	Real Estate Management & Development – 0.2%

2,000	Country Garden Holding Company, 144A	11.125%	2/23/18	BB–	1,950,000
	Semiconductors & Equipment – 0.2%

1,300	Intel Corporation	4.800%	10/01/41	A+	1,384,764
	Specialty Retail – 0.4%

3,200	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	3,420,144
	Thrifts & Mortgage Finance – 0.3%

2,730	WEA Finance LLC, 144A	4.625%	5/10/21	A2	2,761,649
	Tobacco – 0.7%

2,100	Altria Group Inc.	4.750%	5/05/21	Baa1	2,257,359

3,350	Lorillard Tobacco	8.125%	6/23/19	Baa2	4,159,350
5,450	Total Tobacco				6,416,709
	Transportation Infrastructure – 0.4%

3,800	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	3,924,891
	Wireless Telecommunication Services – 0.4%

2,980	American Tower Company, (3)	5.050%	9/01/20	Baa3	3,079,230
$331,492	Total Corporate Bonds (cost $335,940,538)				356,994,464

26	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 2.8%

	Capital Markets – 0.2%

$2,415	Goldman Sachs Capital II	5.793%	6/01/43	Baa2	$1,657,294
	Commercial Banks – 0.7%

3,500	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	3,307,500

2,760	Wells Fargo Capital Trust X	5.950%	12/15/86	BBB+	2,785,116
6,260	Total Commercial Banks				6,092,616
	Diversified Financial Services – 0.9%

3,720	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,755,340

4,000	General Electric Capital Corporation	6.375%	11/15/17	AA–	4,080,000
7,720	Total Diversified Financial Services				7,835,340
	Insurance – 1.0%

2,970	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	2,717,552

3,205	Lincoln National Corporation	6.050%	4/20/17	BBB	2,988,665

2,755	ZFS Finance USA Trust V	0.000%	5/09/67	A	2,658,571
8,930	Total Insurance				8,364,788
$25,325	Total Capital Preferred Securities (cost $23,700,740)				23,950,038

Principal Amount (000)	Description (1)	Optional Call Provisions (4)		Ratings (2)	Value
	MUNICIPAL BONDS – 0.7%

	Illinois – 0.7%

$5,765	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19	No Opt. Call		A+	$6,346,285
$5,765	Total Municipal Bonds (cost $5,765,000)				6,346,285

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 3.5%

$4,455	U.S. Treasury Bonds, (3)	4.250%	11/15/40	Aaa	$5,246,457

425	U.S. Treasury Bonds, (3)	4.750%	2/15/41	Aaa	541,676

3,650	U.S. Treasury Notes, (3)	2.375%	2/28/15	Aaa	3,843,906

8,985	U.S. Treasury Notes, (3)	1.250%	8/31/15	Aaa	9,175,230

1,385	U.S. Treasury Notes, (3)	3.625%	2/15/20	Aaa	1,571,109

5,845	U.S. Treasury Notes, (3)	2.625%	8/15/20	Aaa	6,162,366

2,020	U.S. Treasury Notes, (3)	2.000%	11/15/21	Aaa	1,988,595

2,065	U.S. Treasury Notes, (3)	3.875%	8/15/40	Aaa	2,284,084
$28,830	Total U.S. Government and Agency Obligations (cost $28,226,371)				30,813,423

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 51.1%

$4,673	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$4,670,272

4,045	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	4,055,113

2,090	American Homes Mortgage Advance Trust, Series 2011-SART1	5.920%	5/10/43	BBB	2,095,225

3,075	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A	3,477,496

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$16	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Serioes 1997-3	6.960%	3/25/27	A1	$15,839

5,480	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.645%	5/17/60	AAA	5,487,831

2,572	Bank of America Auto Trust, Series 2010-2	1.310%	7/15/14	AAA	2,580,885

1,286	Bank of America Funding Trust, Mortgage Pass-Through Certificates, Series 2007-4	5.500%	6/25/37	CC	708,709

1,250	Bayview Financial Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2005-D	5.500%	12/28/35	AA–	1,006,046

5,005	Cabela’s Master Credit Card Trust, Series 2011-2A A2	0.842%	6/17/19	AAA	5,042,939

3,500	Centerpoint Energy Transition Bond Company LLC	2.161%	10/15/21	AAA	3,513,788

2,771	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/49	AAA	2,795,026

4,225	Commercial Mortgage Pass-Through Certificates, Series 2006-CN2A	5.449%	2/05/19	AAA	4,108,703

257	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-J1	6.000%	2/25/34	AAA	262,497

1,834	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	CCC	1,377,276

3,580	Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.402%	10/25/47	AAA	2,757,545

1,387	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	BB	1,352,782

575	Countrywide Home Loans, Asset-Backed Certificates, Series 2003-SC1	2.492%	9/25/23	A+	456,288

3,615	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-8	6.215%	4/25/33	AA+	3,182,881

2,550	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	2,725,894

3,435	Discover Card Master Trust I 2007-A	5.650%	3/16/20	AAA	4,097,693

2,870	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	2,906,308

3,195	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A	3,235,046

229	Fannie Mae Mortgage Pool 440780	5.500%	2/01/14	Aaa	249,114

69	Fannie Mae Mortgage Pool 535206	7.000%	2/01/15	Aaa	71,514

161	Fannie Mae Mortgage Pool 591038	7.000%	8/01/16	Aaa	174,232

970	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	1,058,450

1,320	Fannie Mae Mortgage Pool 254513	6.000%	10/01/22	Aaa	1,454,496

3,351	Fannie Mae Mortgage Pool 255575	5.500%	1/01/25	Aaa	3,684,264

86	Fannie Mae Mortgage Pool 340798	7.000%	4/01/26	Aaa	98,649

183	Fannie Mae Mortgage Pool 250551	7.000%	5/01/26	Aaa	210,972

2,815	Fannie Mae Mortgage Pool 256852	6.000%	8/01/27	Aaa	3,106,533

798	Fannie Mae Mortgage Pool 252255	6.500%	2/01/29	Aaa	912,394

2,825	Fannie Mae Mortgage Pool 555843	2.258%	8/01/30	Aaa	2,976,910

201	Fannie Mae Mortgage Pool 545359	2.484%	3/01/31	Aaa	214,418

1,692	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	1,865,654

2,769	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	3,025,636

1,236	Fannie Mae Mortgage Pool 254379	7.000%	7/01/32	Aaa	1,447,298

506	Fannie Mae Mortgage Pool 545813	7.000%	7/01/32	Aaa	586,066

305	Fannie Mae Mortgage Pool 545815	7.000%	7/01/32	Aaa	356,068

1,523	Fannie Mae Mortgage Pool 254447	6.000%	9/01/32	Aaa	1,701,253

2,891	Fannie Mae Mortgage Pool 688330	6.000%	3/01/33	Aaa	3,230,270

2,813	Fannie Mae Mortgage Pool 694605	5.500%	4/01/33	Aaa	3,090,852

28	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$2,144	Fannie Mae Mortgage Pool 555798	6.500%	5/01/33	Aaa	$2,442,028

5,223	Fannie Mae Mortgage Pool 709446	5.500%	7/01/33	Aaa	5,781,132

846	Fannie Mae Mortgage Pool 725553	2.189%	9/01/33	Aaa	890,306

2,089	Fannie Mae Mortgage Pool 555800	5.500%	10/01/33	Aaa	2,296,164

406	Fannie Mae Mortgage Pool 772256	6.000%	11/01/33	Aaa	453,985

140	Fannie Mae Mortgage Pool 772130	6.000%	11/01/33	Aaa	156,735

1,384	Fannie Mae Mortgage Pool 725248	5.000%	3/01/34	Aaa	1,498,248

2,438	Fannie Mae Mortgage Pool 725250	5.000%	3/01/34	Aaa	2,639,651

3,942	Fannie Mae Mortgage Pool 735273	6.500%	6/01/34	Aaa	4,489,463

1	Fannie Mae Mortgage Pool 782909	5.000%	6/01/34	Aaa	738

579	Fannie Mae Mortgage Pool 781776	6.000%	10/01/34	Aaa	643,877

3,720	Fannie Mae Mortgage Pool 735054	5.212%	11/01/34	Aaa	3,985,521

6,684	Fannie Mae Mortgage Pool 995112	5.500%	7/01/36	Aaa	7,334,132

1,545	Fannie Mae Mortgage Pool 885536	6.000%	8/01/36	Aaa	1,725,237

2,962	Fannie Mae Mortgage Pool 900555	6.000%	9/01/36	Aaa	3,308,611

1,537	Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	1,695,500

981	Fannie Mae Mortgage Pool 256845	6.500%	8/01/37	Aaa	1,102,100

1,805	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	1,979,534

10,996	Fannie Mae Mortgage Pool 973241	5.000%	3/01/38	Aaa	11,887,082

9,164	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	9,993,319

1	Fannie Mae Mortgage Pool 983077	5.000%	5/01/38	Aaa	1,235

325	Fannie Mae Mortgage Pool 889706	6.000%	6/01/38	Aaa	358,027

1	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	1,253

2,098	Fannie Mae Mortgage Pool 257307	6.000%	8/01/38	Aaa	2,313,720

3,227	Fannie Mae Mortgage Pool 993138	6.000%	10/01/38	Aaa	3,566,263

7,466	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	7,942,884

1,724	Fannie Mae Mortgage Pool 932260	5.000%	12/01/39	Aaa	1,879,993

6,387	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	6,794,882

10,418	Fannie Mae Mortgage Pool AD4375	5.000%	5/01/40	Aaa	11,259,068

7,991	Fannie Mae Mortgage Pool AE7723	4.000%	11/01/40	Aaa	8,383,827

9,212	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	9,717,104

12,014	Fannie Mae Mortgage Pool AE7265	4.000%	1/01/41	Aaa	12,604,140

11,096	Fannie Mae Mortgage Pool AH3804	4.000%	2/01/41	Aaa	11,641,794

3,555	Fannie Mae Mortgage Pool AL0160	4.500%	5/01/41	Aaa	3,786,483

2,097	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 2003-30 AE	3.900%	10/25/17	Aaa	2,120,257

19	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1988-24 G	7.000%	10/25/18	Aaa	21,012

18	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1989-44 H	9.000%	7/25/19	Aaa	20,511

3	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1989-90 E	8.700%	12/25/19	Aaa	3,748

11	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-30 E	6.500%	3/25/20	Aaa	12,581

16	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-61 H	7.000%	6/25/20	Aaa	18,169

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$14	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-72 B	9.000%	7/25/20	Aaa	$16,477

20	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-102 J	6.500%	8/25/20	Aaa	22,297

163	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1990-105 J	6.500%	9/25/20	Aaa	178,530

58	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1991-56 M	6.750%	6/25/21	Aaa	62,229

108	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1991-134 Z	7.000%	10/25/21	Aaa	121,177

17	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1992-120 C	6.500%	7/25/22	Aaa	18,405

510	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 1996-35 Z	7.000%	7/25/26	Aaa	596,615

1,774	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates R 2005-62 JE	5.000%	6/25/35	Aaa	1,986,533

1,409	Fannie Mae REMIC Pass-Through Certificates 2003-W1 B1	5.750%	12/25/42	B1	651,755

1,825	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	1,913,398

15,920	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	Aaa	16,347,850

4,399	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.791%	3/02/48	NA	4,400,032

10	Federal Home Loan Mortgage Corporation, REMIC 6 C	9.050%	6/15/19	Aaa	10,893

15	Federal Home Loan Mortgage Corporation, REMIC 1022 J	6.000%	12/15/20	Aaa	16,879

43	Federal Home Loan Mortgage Corporation, REMIC 162 F	7.000%	5/15/21	Aaa	48,955

31	Federal Home Loan Mortgage Corporation, REMIC 1118 Z	8.250%	7/15/21	Aaa	35,537

94	Federal Home Loan Mortgage Corporation, REMIC 188 H	7.000%	9/15/21	Aaa	106,079

29	Federal Home Loan Mortgage Corporation, REMIC 1790 A	7.000%	4/15/22	Aaa	31,107

2,090	Federal Home Loan Mortgage Corporation, REMIC 2704 JF	0.792%	5/15/23	Aaa	2,099,938

1,350	Federal Home Loan Mortgage Corporation, REMIC 2755 FN	0.692%	4/15/32	Aaa	1,350,148

5,000	Federal Home Loan Mortgage Corporation, REMIC 2901 UB	5.000%	3/15/33	Aaa	5,280,981

5,436	Federal Home Loan Mortgage Corporation, REMIC 3423 FA	0.742%	6/15/36	Aaa	5,435,739

3,245	Federal Home Loan Mortgage Corporation, REMIC 3591 FP	0.842%	6/15/39	Aaa	3,251,444

3,881	Fieldstone Mortgage Investment Trust, Mortgage Backed Notes, Series 2005-1	1.322%	3/25/35	A+	3,473,568

3,147	Ford Credit Auto Lease Trust 2012-A A1	0.358%	3/15/13	AAA	3,152,283

1,335	Ford Credit Auto Lease Trust, Series 2011-B	0.480%	11/15/12	A-1+	1,335,142

4,315	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.965%	10/19/54	AAA	4,339,829

650	Freddie Mac Gold Pool 847190	2.334%	4/01/29	Aaa	687,988

846	Freddie Mac Gold Pool 847180	2.460%	3/01/30	Aaa	901,461

1,142	Freddie Mac Gold Pool 847240	2.341%	7/01/30	Aaa	1,205,365

460	Freddie Mac Gold Pool 846984	1.940%	6/01/31	Aaa	478,283

3,442	Freddie Mac Gold Pool 1G2163	5.803%	9/01/37	Aaa	3,682,622

808	Freddie Mac Mortgage Pool, Various P10023	4.500%	3/01/18	Aaa	842,930

1,880	Freddie Mac Mortgage Pool, Various P10032	4.500%	5/01/18	Aaa	1,968,786

412	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	468,935

790	Freddie Mac Mortgage Pool, Various C00676	6.500%	11/01/28	Aaa	902,795

633	Freddie Mac Mortgage Pool, Various C00689	6.500%	12/01/28	Aaa	723,319

355	Freddie Mac Mortgage Pool, Various C00742	6.500%	4/01/29	Aaa	406,354

1,187	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	1,356,889

30	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$1,080	Freddie Mac Mortgage Pool, Various A15521	6.000%	11/01/33	Aaa	$1,207,481

968	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	1,100,973

436	Freddie Mac Mortgage Pool, Various H01292	7.000%	9/01/37	Aaa	496,238

117	Freddie Mac Non Gold Participation Certificates 846757	2.421%	5/01/25	Aaa	122,729

11,500	Ginnie Mae II Single Family 30 year TBA, (WI/DD)	4.500%	TBA	Aaa	12,508,047

631	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.738%	3/25/43	Ba3	542,841

749	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP2 1A2	7.500%	3/25/35	BB+	749,867

850	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-RP3 1A2	7.500%	9/25/35	BB–	882,783

1	Government National Mortgage Association Pool 8259	1.625%	8/20/23	Aaa	957

203	Government National Mortgage Association Pool 537699	7.500%	11/15/30	Aaa	242,916

9,451	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	10,313,362

423	Green Tree Financial Manufactured Housing Loans, Series 2008-MH1 A1	7.000%	4/25/38	AAA	425,381

1,140	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.723%	3/25/35	AAA	1,011,213

149	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A7	5.660%	1/25/37	C	8,863

2,795	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.522%	6/25/37	CCC	2,020,333

7,529	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	7,946,009

5,570	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	5,967,252

2,690	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	5.103%	11/18/30	AAA	2,689,840

6,000	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2004-C2	4.367%	3/15/36	AAA	6,315,996

1,645	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.805%	4/25/38	A	1,571,877

1,402	Mid-State Capital Corporation Trust Notes, Series 2005-1	5.745%	1/15/40	AAA	1,445,376

2,325	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C1 C	5.422%	9/17/47	A	2,314,663

515	Morgan Stanley Dean Witter Capital I Trust, Commercial Mortgage Pass Through Certificates, Series 2002-TOP7	5.980%	1/15/39	AAA	515,367

948	Mortgage Asset Securitization Transaction Inc., Alternative Loan Trust Mortgage Pass-Through Certificates Series 2004-1	7.000%	1/25/34	AAA	981,535

3,937	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	3,819,012

4,185	National Credit Union Administration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	4,391,153

5,590	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	6,249,782

3,545	Ocwen Advance Receivables Backed Notes, Series 2009-3A	4.140%	7/15/23	AAA	3,549,431

370	RBSSP Resecuritization Trust 2009-11	1.992%	12/26/37	Aa3	369,698

501	RBSSP Resecuritization Trust 2009-8	0.382%	3/26/37	Aaa	494,046

3,508	RBSSP Resecuritization Trust 2010-10	0.371%	9/26/36	N/R	3,073,117

2,982	RBSSP Resecuritization Trust 2010-11	0.412%	3/26/37	A	2,917,751

6,126	RBSSP Resecuritization Trust 2010-4	0.351%	3/26/36	A	5,663,594

1,807	RBSSP Resecuritization Trust 2010-8	0.571%	7/26/36	N/R	1,697,477

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

$4,365	Renaissance Home Equity Loan Trust I, Home Equity Loan Asset-Backed Notes, Series 2005-3	5.140%		11/25/35	AA+	$3,250,087

3,072	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	3,141,812

4,351	Springleaf Mortgage Loan Trust 2011-1	4.050%		1/25/58	AAA	4,415,720

319	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.756%		8/25/34	Baa2	300,616

4,017	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-P10B	5.681%		8/10/16	AAA	4,383,263

6,321	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	6,577,793

7,194	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	7,518,391

1,908	Vericrest Opportunity Loan Transferee, Series 2011-NL3A	5.194%		9/25/51	N/R	1,911,525

2,725	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.322%		6/15/20	Aaa	2,580,711

4,563	Wachovia Mortgage Loan Trust LLC, Mortgage PasS-Through Certificates, Series 2005-B	2.637%		10/20/35	CCC	3,369,605

1,451	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-through Certificates, Series 2007-HY2	5.337%		9/25/36	CCC	110,200

1,409	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2007-2	5.750%		3/25/37	Caa1	1,249,374

5,000	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%		3/17/44	Aaa	5,358,817
$433,500	Total Asset-Backed and Mortgage-Backed Securities (cost $431,569,077)					445,861,860

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.4%

	Money Market Funds – 11.4%

99,256,803	Mount Vernon Securities Lending Prime Portfolio, 0.301% (5), (6)					$99,256,803
	Total Investments Purchased with Collateral from Securities Lending (cost $99,256,803)					99,256,803

Principal Amount (000)/ Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 4.0%

	Money Market Funds – 3.6%

31,556,258	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$31,556,258
	U.S. Government and Agency Obligations – 0.4%

$1,270	U.S. Treasury Bills, (7)	0.038%		5/03/12	Aaa	1,269,957

1,170	U.S. Treasury Bills, (7)	0.078%		7/26/12	Aaa	1,169,692

1,315	U.S. Treasury Bills, (7)	0.168%		2/07/13	Aaa	1,313,100
$3,755	Total U.S. Government and Agency Obligations					3,752,749
	Total Short-Term Investments (cost $35,309,270)					35,309,007
	Total Investments (cost $967,560,749) – 114.7%					1,001,538,501
	Other Assets Less Liabilities – (14.7)% (8)					(128,400,212)
	Net Assets – 100%					$873,138,289

32	Nuveen Investments

Investments in Derivatives at March 31, 2012:

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (9)	Current Credit Spread (10)	Notional Amount (U.S. Dollars)	Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
UBS	Markit CDX NA HY18 Index	Sell	5.69%	$10,000,000	5.000%	6/20/17	$(274,010)	$50,650
*	Annualized

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	$8,000,000	Receive	3-Month USD-LIBOR	3.858%	Semi-Annually	1/19/20	$(1,200,008)	$(1,201,008)
UBS	33,000,000	Receive	3-Month USD-LIBOR	1.048	Semi-Annually	6/25/12	(130,908)	(130,908)
UBS	14,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(828,818)	(828,818)
								$(2,160,734)
*	Annualized

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 2-Year Note	Long	343	6/12	$75,508,233	$(30,016)
U.S. Treasury 5-Year Note	Long	353	6/12	43,256,288	28,705
U.S. Treasury 10-Year Note	Short	(829)	6/12	(107,342,551)	974,344
U.S. Treasury Long Bond	Long	174	6/12	23,968,500	(256,060)
U.S. Treasury Ultra Bond	Short	(39)	6/12	(5,887,781)	250,725
					$967,698

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Preferred Securities	$3,006,621	$—	$—	$3,006,621
Corporate Bonds	—	356,994,464	—	356,994,464
Capital Preferred Securities	—	23,950,038	—	23,950,038
Municipal Bonds	—	6,346,285	—	6,346,285
U.S. Government and Agency Obligations	—	30,813,423	—	30,813,423

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Core Bond Fund (continued)

March 31, 2012

	Level 1	Level 2	Level 3	Total
Asset-Backed and Mortgage-Backed Securities	$—	$445,861,860	$—	$445,861,860
Investments Purchased with Collateral from Securities Lending	99,256,803	—	—	99,256,803
Short-Term Investments:
Money Market Funds	31,556,258	—	—	31,556,258
U.S. Government and Agency Obligations	—	3,752,749	—	3,752,749
Derivatives:
Credit Default Swaps*	—	50,650	—	50,650
Interest Rate Swaps*	—	(2,160,734)	—	(2,160,734)
Futures Contracts*	967,698	—	—	967,698
Total	$134,787,380	$865,608,735	$—	$1,000,396,115
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$1,253,774	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$286,076
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	—	Unrealized depreciation on interest rate swaps**	2,160,734
Credit	Swaps	Unrealized appreciation on credit default swaps**	50,650	Unrealized depreciation on credit default swaps**	—
Total			$1,304,424		$2,446,810
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $967,612,976.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$48,393,626
Depreciation	(14,468,101)
Net unrealized appreciation (depreciation) of investments	$33,925,525

34	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(8)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

(9)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(10)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default on the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 49.0%

	Aerospace & Defense – 0.3%

$1,885	Exelis, Inc., 144A	5.550%	10/01/21	BBB+	$1,959,983
	Airlines – 0.2%

1,165	American Airlines Pass Through Trust 2011-2	8.625%	4/15/23	BBB–	1,229,075
	Capital Markets – 3.7%

3,330	Ameriprise Financial, Inc., (3)	5.300%	3/15/20	A	3,629,730

3,205	Deutsche Bank London	3.875%	8/18/14	Aa3	3,348,962

3,845	Goldman Sachs Group, Inc.	6.150%	4/01/18	A1	4,147,332

3,125	Goldman Sachs Group, Inc., (3)	6.000%	6/15/20	A1	3,288,147

1,605	Goldman Sachs Group, Inc.	5.250%	7/27/21	A1	1,588,815

2,250	Morgan Stanley	6.625%	4/01/18	A2	2,369,282

2,180	Morgan Stanley	5.750%	1/25/21	A2	2,140,285

4,020	Morgan Stanley	5.500%	7/28/21	A2	3,928,682
23,560	Total Capital Markets				24,441,235
	Chemicals – 0.8%

2,680	Dow Chemical Company, (3)	2.500%	2/15/16	BBB	2,748,479

2,255	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,397,509
4,935	Total Chemicals				5,145,988
	Commercial Banks – 5.3%

2,000	Australia and New Zealand Banking Group Limited, 144A, (3)	2.400%	11/23/16	Aaa	2,016,866

1,245	Banco Bradesco S.A. Grand Cayman, 144A	4.125%	5/16/16	Baa1	1,285,463

1,910	Bancolombia SA	5.950%	6/03/21	Baa2	2,022,213

1,215	BB&T Corporation	2.150%	3/22/17	A+	1,211,470

925	BBVA Bancomer SA Texas, 144A, (3)	4.500%	3/10/16	A1	952,750

2,340	BNP Paribas	3.250%	3/11/15	AA–	2,362,469

3,245	Comerica Bank	5.750%	11/21/16	A–	3,647,107

1,160	ING Bank NV, 144A	3.750%	3/07/17	Aa3	1,148,948

1,000	Lloyds TSB Bank, (3)	4.375%	1/12/15	A1	1,025,115

2,500	Lloyds TSB Bank, (3)	4.875%	1/21/16	A1	2,592,093

1,830	National Australia Bank, 144A	3.000%	7/27/16	Aa2	1,861,740

3,500	Nordea Eiendomskreditt, 144A, (3)	1.875%	4/07/14	Aaa	3,572,552

3,805	Rabobank Nederland	3.875%	2/08/22	Aaa	3,679,709

1,000	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	1,048,783

2,040	Sovereign Bank	8.750%	5/30/18	A3	2,388,530

2,200	Swedbank Hypotek AB, 144A, (3)	2.125%	8/31/16	AAA	2,198,904

1,450	Wachovia Corporation	5.750%	6/15/17	AA–	1,670,490
33,365	Total Commercial Banks				34,685,202
	Commercial Services & Supplies – 0.6%

1,195	Donnelley & Son Company	7.625%	6/15/20	BB+	1,156,163

2,705	Waste Management Inc.	4.600%	3/01/21	BBB	2,970,488
3,900	Total Commercial Services & Supplies				4,126,651
	Communications Equipment – 0.5%

2,945	Motorola, Inc.	6.000%	11/15/17	BBB	3,409,444

36	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Consumer Finance – 1.5%

$2,405	American Express Credit Corporation	7.300%	8/20/13	A+	$2,602,467

1,700	American Express Credit Corporation, (3)	2.800%	9/19/16	A+	1,746,582

2,210	Capital One Bank	8.800%	7/15/19	Baa1	2,702,143

2,245	Discover Financial Services	10.250%	7/15/19	BBB	2,947,236
8,560	Total Consumer Finance				9,998,428
	Diversified Financial Services – 6.8%

1,275	Bank of America Corporation, (3)	3.750%	7/12/16	A	1,281,353

2,500	Bank of America Corporation	5.750%	12/01/17	A	2,681,233

3,270	Bank of America Corporation	5.875%	1/05/21	A	3,459,137

2,000	Citigroup Inc.	4.587%	12/15/15	A	2,106,200

2,090	Citigroup Inc., (3)	6.125%	11/21/17	A	2,332,776

2,000	Citigroup Inc., (3)	4.500%	1/14/22	A	2,007,830

2,395	Countrywide Financial Corporation, Convertible Bond, 144A, (3)	6.250%	5/15/16	BBB+	2,495,753

4,770	General Electric Capital Corporation, (3)	2.100%	1/07/14	AA+	4,868,930

6,325	General Electric Capital Corporation, (3)	5.625%	9/15/17	AA+	7,363,470

1,530	General Electric Capital Corporation, (3)	5.300%	2/11/21	AA	1,657,040

1,470	ING Bank NV, 144A	4.000%	3/15/16	Aa3	1,488,082

3,290	JPMorgan Chase & Company, (3)	5.150%	10/01/15	A1	3,579,086

7,585	JPMorgan Chase & Company	4.250%	10/15/20	Aa3	7,766,016

1,900	JPMorgan Chase & Company	4.500%	1/24/22	Aa3	1,976,644
42,400	Total Diversified Financial Services				45,063,550
	Diversified Telecommunication Services – 2.0%

2,390	CenturyLink Inc.	5.800%	3/15/22	Baa3	2,333,859

2,570	Telecom Italia Capital S.p.A	7.175%	6/18/19	BBB	2,737,050

3,300	Telefonica Emisiones SAU	5.462%	2/16/21	BBB+	3,208,145

3,755	Verizon Communications, (3)	8.750%	11/01/18	A	5,095,633
12,015	Total Diversified Telecommunication Services				13,374,687
	Electric Utilities – 0.7%

2,220	FirstEnergy Solutions Corporation, (3)	6.050%	8/15/21	BBB	2,491,624

2,100	Ohio Power Company	6.000%	6/01/16	A–	2,399,922
4,320	Total Electric Utilities				4,891,546
	Electronic Equipment & Instruments – 0.2%

1,205	Ingram Micro Inc.	5.250%	9/01/17	BBB–	1,270,247
	Energy Equipment & Services – 1.0%

2,765	Ensco PLC, (3)	4.700%	3/15/21	BBB+	2,983,109

1,735	Nabors Industries Inc., (3)	5.000%	9/15/20	BBB	1,862,410

1,505	Weatherford International Limited Bermuda, (3)	5.125%	9/15/20	BBB	1,601,123
6,005	Total Energy Equipment & Services				6,446,642
	Food Products – 1.0%

1,840	General Mills, Inc.	3.150%	12/15/21	BBB+	1,841,763

1,120	Kellogg Company	4.450%	5/30/16	BBB+	1,239,628

1,225	Kraft Foods Inc.	6.500%	8/11/17	Baa2	1,477,748

1,785	Kraft Foods Inc.	5.375%	2/10/20	Baa2	2,063,537
5,970	Total Food Products				6,622,676

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services – 0.2%

$1,295	UnitedHealth Group Incorporated	3.875%	10/15/20	A–	$1,367,923
	Independent Power Producers & Energy Traders – 0.4%

2,275	Constellation Energy Group, (3)	5.150%	12/01/20	BBB+	2,505,328
	Industrial Conglomerates – 0.4%

2,405	Tyco International Group	3.375%	10/15/15	A–	2,546,198
	Insurance – 5.4%

3,000	AFLAC Insurance, (3)	8.500%	5/15/19	A–	3,915,603

2,860	Allied World Assurance Holdings Limited	7.500%	8/01/16	BBB+	3,275,466

3,000	American International Group, Inc.	8.250%	8/15/18	A–	3,601,233

4,000	Berkshire Hathaway Inc.	2.200%	8/15/16	AA+	4,143,244

3,055	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	3,337,151

1,985	Liberty Mutual Group Inc., 144A, (3)	5.000%	6/01/21	Baa2	1,982,269

2,720	Lincoln National Corporation	8.750%	7/01/19	A–	3,443,172

3,730	Met Life Global Funding I	5.125%	4/10/13	AA–	3,898,883

2,205	Pacific Life Global Funding	5.150%	4/15/13	A+	2,298,750

965	Pacific LifeCorp.	6.000%	2/10/20	BBB+	1,051,915

4,250	Prudential Covered Trust, 144A	2.997%	9/30/15	A	4,297,978
31,770	Total Insurance				35,245,664
	Life Sciences Tools & Services – 0.2%

1,265	Thermo Fischer Scientific Inc.	3.200%	5/01/15	A	1,340,911
	Machinery – 0.4%

2,295	John Deere Capital Corporation	2.800%	9/18/17	A	2,423,288
	Media – 4.5%

1,845	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	2,164,229

1,625	CBS Corporation	5.750%	4/15/20	BBB	1,868,224

1,930	Comcast Corporation, (3)	5.150%	3/01/20	BBB+	2,220,448

2,850	DIRECTV Holdings LLC	3.550%	3/15/15	BBB	3,009,688

1,640	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	1,803,506

1,460	Discovery Communications Inc.	5.050%	6/01/20	BBB	1,650,518

3,895	NBC Universal Media LLC	5.150%	4/30/20	BBB+	4,408,380

2,000	News America Holdings Inc.	5.650%	8/15/20	BBB+	2,267,790

2,100	News America Inc., (3)	4.500%	2/15/21	BBB+	2,239,304

2,000	Time Warner Cable Inc.	8.250%	2/14/14	BBB	2,264,348

2,025	Time Warner Cable Inc.	6.750%	7/01/18	BBB	2,470,696

3,000	Time Warner Inc.	4.700%	1/15/21	BBB	3,277,572
26,370	Total Media				29,644,703
	Metals & Mining – 3.6%

3,835	Alcoa Inc., (3)	5.400%	4/15/21	BBB–	3,962,767

3,260	ArcelorMittal, (3)	5.250%	8/05/20	BBB	3,191,351

855	ArcelorMittal	6.250%	2/25/22	BBB	864,490

3,000	BHP Billiton Finance Limited	3.250%	11/21/21	A+	3,027,666

2,400	Freeport McMoRan Copper & Gold, Inc., (3)	3.550%	3/01/22	BBB	2,305,003

2,625	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,528,954

1,970	Rio Tinto Finance USA Limited,	3.500%	11/02/20	A–	2,011,331

38	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining (continued)

$2,000	Southern Copper Corporation, (3)	5.375%	4/16/20	Baa2	$2,184,736

1,760	Teck Resources Limited, (3)	4.750%	1/15/22	BBB	1,863,247

1,940	Vale Overseas Limited, (3)	4.625%	9/15/20	A–	2,040,643
23,645	Total Metals & Mining				23,980,188
	Oil, Gas & Consumable Fuels – 3.6%

2,745	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	3,261,656

2,500	EOG Resources Inc., (3)	4.100%	2/01/21	A–	2,706,100

2,750	Hess Corporation	8.125%	2/15/19	BBB	3,551,422

1,460	Husky Energy Inc.	6.200%	9/15/17	BBB+	1,727,605

795	Husky Energy Inc., (3)	7.250%	12/15/19	BBB+	980,202

1,685	Marathon Petroleum Corporation, (3)	5.125%	3/01/21	BBB	1,832,673

2,385	Petrobras International Finance Company	5.375%	1/27/21	A3	2,568,023

1,455	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	1,442,275

1,275	SunCor Energy Inc., (3)	6.100%	6/01/18	BBB+	1,532,041

2,735	Transcapitalinvest LP	5.670%	3/05/14	Baa1	2,906,621

1,315	Valero Energy Corporation	4.500%	2/01/15	BBB	1,412,111
21,100	Total Oil, Gas & Consumable Fuels				23,920,729
	Paper & Forest Products – 0.3%

2,000	Celulosa Arauco Y Constitucion, (3)	5.625%	4/20/15	BBB+	2,152,964
	Pharmaceuticals – 0.9%

3,330	Merck & Company Inc.	2.250%	1/15/16	AA	3,456,070

2,100	Roche Holdings Inc., (3)	6.000%	3/01/19	AA–	2,560,946
5,430	Total Pharmaceuticals				6,017,016
	Real Estate Investment Trust – 1.0%

1,630	Health Care REIT Inc.	3.625%	3/15/16	Baa2	1,654,144

1,885	Prologis Inc.	6.875%	3/15/20	Baa2	2,165,269

1,165	Ventas Realty LP	4.250%	3/01/22	BBB+	1,132,031

1,730	Vornado Realty LP	4.250%	4/01/15	BBB	1,813,888
6,410	Total Real Estate Investment Trust				6,765,332
	Road & Rail – 0.6%

3,320	Union Pacific Corporation	5.750%	11/15/17	A–	3,934,901
	Semiconductors & Equipment – 0.7%

1,855	Applied Materials Inc., (3)	4.300%	6/15/21	A–	2,018,242

2,190	Intel Corporation, (3)	3.300%	10/01/21	A+	2,262,594
4,045	Total Semiconductors & Equipment				4,280,836
	Thrifts & Mortgage Finance – 0.3%

1,780	WEA Finance LLC, 144A	4.625%	5/10/21	A2	1,800,636
	Tobacco – 1.1%

1,300	Altria Group Inc., (3)	9.700%	11/10/18	Baa1	1,766,474

1,365	Altria Group Inc.	4.750%	5/05/21	Baa1	1,467,284

1,815	Lorillard Tobacco	8.125%	6/23/19	Baa2	2,253,499

1,480	Reynolds American Inc.	6.750%	6/15/17	BBB–	1,763,062
5,960	Total Tobacco				7,250,319
	Transportation Infrastructure – 0.4%

2,450	Asciano Finance Limited, 144A	5.000%	4/07/18	Baa2	2,530,522

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services – 0.4%

$2,405	American Tower Company	5.050%	9/01/20	Baa3	$2,485,084
$298,450	Total Corporate Bonds (cost $302,032,572)				322,857,896

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CAPITAL PREFERRED SECURITIES – 0.9%

	Capital Markets – 0.1%

$1,165	Goldman Sachs Capital II	5.793%	6/01/43	Baa2	$799,481
	Commercial Banks – 0.3%

2,220	Wachovia Capital Trust III, (3)	5.570%	3/15/42	BBB+	2,097,900
	Insurance – 0.5%

1,650	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	1,509,750

1,530	ZFS Finance USA Trust V	0.000%	5/09/67	A	1,476,450
3,180	Total Insurance				2,986,200
$6,565	Total Capital Preferred Securities (cost $5,972,356)				5,883,581

Principal Amount (000)	Description (1)		Optional Call Provisions (4)	Ratings (2)	Value
	MUNICIPAL BONDS – 1.0%

	Illinois – 0.6%

$3,735	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A+	$4,111,600
	Nevada – 0.4%

2,500	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Taxable Series 2011B, 3.176%, 6/01/17		No Opt. Call	AA+	2,613,700
$6,235	Total Municipal Bonds (cost $6,235,000)				6,725,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 15.0%

$10,000	Fannie Mae Notes	0.750%	12/19/14	Aaa	$10,043,350

3,160	Fannie Mae Notes	1.250%	9/28/16	Aaa	3,178,009

3,580	Federal National Mortgage Association	1.000%	9/23/13	Aaa	3,613,845

4,595	Federal National Mortgage Association, (3)	2.375%	7/28/15	Aaa	4,844,564

7,345	Freddie Mac Reference Notes	1.375%	2/25/14	Aaa	7,500,288

6,655	Freddie Mac Reference Notes	2.000%	8/25/16	Aaa	6,918,491

2,055	Freddie Mac Reference Notes	5.000%	12/14/18	Aa2	2,280,166

1,275	U.S. Treasury Bonds, (3)	4.750%	2/15/41	Aaa	1,625,027

1,085	U.S. Treasury Notes, (3)	1.375%	1/15/13	Aaa	1,094,918

16,685	U.S. Treasury Notes, (3)	0.250%	2/28/14	Aaa	16,660,240

475	U.S. Treasury Notes	4.250%	11/15/14	Aaa	521,387

1,375	U.S. Treasury Notes, (3)	2.375%	2/28/15	Aaa	1,448,047

2,160	U.S. Treasury Notes, (3)	1.250%	8/31/15	Aaa	2,205,732

2,670	U.S. Treasury Notes, (3)	1.500%	6/30/16	Aaa	2,740,712

1,215	U.S. Treasury Notes, (3)	3.250%	7/31/16	Aaa	1,336,879

12,685	U.S. Treasury Notes, (3)	0.875%	11/30/16	Aaa	12,631,482

40	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$6,065	U.S. Treasury Notes, (3)	2.625%	11/15/20	Aaa	$6,378,203

5,105	U.S. Treasury Notes, (3)	3.125%	5/15/21	Aaa	5,556,476

8,740	U.S. Treasury Notes, (3)	2.000%	11/15/21	Aaa	8,604,118
$96,925	Total U.S. Government and Agency Obligations (cost $97,183,989)				99,181,934

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 32.7%

$2,037	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$2,035,644

2,955	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	2,962,388

4,041	American Homes Mortgage Advance Trust, Series 2011-SART-1 A2	3.370%	5/10/43	AAA	4,049,082

4,415	AmeriCold LLC Trust, Series 2010	2.500%	1/17/29	AAA	4,498,956

11	Amresco Residential Securities Corporation, Mortgage Loan Pass-Through Certificates, Serioes 1997-3	6.960%	3/25/27	A1	10,809

3,570	Arkle Master Issuer PLC, Mortgage Asset Backed Instrument, Series 2010-1A	1.645%	5/17/60	AAA	3,575,102

4,030	Cabela’s Master Credit Card Trust, Series 2010-1A	1.692%	1/15/18	AAA	4,148,985

4,340	Cabela’s Master Credit Card Trust, Series 2010-2A	2.290%	9/17/18	AAA	4,497,082

3,848	CenterPoint Energy Transition Bond Company III, LLC, Senior Secured Transition Bonds, Series 2008	4.192%	2/01/20	AAA	4,164,276

2,560	Centerpoint Energy Transition Bond Company LLC	2.161%	10/15/21	AAA	2,570,085

1,380	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/49	AAA	1,391,566

2,430	Commercial Mortgage Pass-Through Certificates, Series2006-CN2A	5.449%	2/05/19	AAA	2,363,112

4	ContiMortgage Home Equity Loan Trust, Series 1997-2	7.090%	4/15/28	AAA	4,348

3,530	Discover Card Master Trust I 2007-A	5.650%	3/16/20	AAA	4,211,021

791	DT Auto Owner Trust 2011-2A	0.960%	1/15/14	AAA	790,566

1,950	Entergy Louisiana Investment Recovery Funding LLC, Series 2011-A	2.040%	9/01/23	AAA	1,974,669

7,113	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	7,179,536

2,600	Fannie Mae Mortgage Pool 464373	3.030%	1/01/15	AAA	2,725,770

900	Fannie Mae Mortgage Pool 725111	2.388%	9/01/33	AAA	952,995

3,765	Fannie Mae Mortgage Pool 819652	2.570%	3/01/35	AAA	4,018,029

541	Fannie Mae Mortgage Pool 848390	2.069%	12/01/35	AAA	559,375

3,739	Fannie Mae Mortgage Pool 879906	2.622%	10/01/33	AAA	3,992,893

1,273	Fannie Mae Mortgage Pool 886034	2.707%	7/01/36	AAA	1,350,615

1,068	Fannie Mae Mortgage Pool 995949	2.520%	9/01/36	AAA	1,123,548

2,359	Fannie Mae Mortgage Pool AD0706	2.380%	3/01/38	AAA	2,487,273

2,669	Fannie Mae Mortgage Pool AE0058	2.413%	7/01/36	AAA	2,819,646

4,857	Fannie Mae Multifamily REMIC Trust 2010-M6, Guaranteed Pass Through Certificates 2010-M6 A1	2.210%	9/25/20	Aaa	4,942,322

1,259	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-30 AE	3.900%	10/25/17	Aaa	1,273,604

9	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 1990-89 K	6.500%	7/25/20	AAA	9,906

2,340	Fannie Mae Real Estate Mortgage Investment Conduit, Pass Through Certificates 2003-52 NF	0.644%	6/25/23	AAA	2,346,253

5,424	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	AAA	5,752,239

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$3,261	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	AAA	$3,468,118

3,166	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	3,214,363

10	Federal Home Loan Mortgage Corporation, REMIC 1167 E	7.500%	11/15/21	AAA	11,694

26	Federal Home Loan Mortgage Corporation, REMIC 1286 A	6.000%	5/15/22	AAA	28,633

3,309	Federal Home Loan Mortgage Corporation, REMIC 2750 HE	5.000%	2/15/19	AAA	3,545,452

1,777	Federal Home Loan Mortgage Corporation, REMIC 2755 FO	0.692%	4/15/32	AAA	1,777,702

692	Federal Home Loan Mortgage Corporation, REMIC 2795 CL	4.500%	7/15/17	AAA	693,911

1,660	Federal Home Loan Mortgage Corporation, REMIC 2863 HF	0.742%	2/15/19	AAA	1,665,659

1,807	Federal Home Loan Mortgage Corporation, REMIC 3555 DA	4.000%	12/15/14	AAA	1,836,404

1,280	Federal Home Loan Mortgage Corporation, REMIC 3555 EA	4.000%	12/15/14	AAA	1,300,786

2,533	Fieldstone Mortgage Investment Trust, Mortgage Backed Notes, Series 2005-1	1.322%	3/25/35	A+	2,266,716

2,835	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.965%	10/19/54	AAA	2,851,313

1,869	Freddie Mac Gold Pool 2011-A A1	2.040%	9/01/23	AAA	1,974,661

551	Freddie Mac Gold Pool 786281	2.516%	1/01/28	AAA	587,849

536	Freddie Mac Gold Pool 847161	2.398%	5/01/31	AAA	567,663

608	Freddie Mac Gold Pool 847190	2.334%	4/01/29	Aaa	643,884

1,437	Freddie Mac Gold Pool 847210	2.414%	9/01/33	AAA	1,524,578

2,728	Freddie Mac Gold Pool 848282	2.482%	6/01/38	AAA	2,878,407

3,654	Freddie Mac Structured Pass-Through Certificates 2002 Series T-47	4.159%	8/27/12	AAA	3,672,048

1,887	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,915,816

5,784	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.679%	8/12/43	Aaa	6,103,127

3,750	GraceChurch Card PLC. Series 2012-1A.	1.055%	2/15/17	AAA	3,751,320

227	Green Tree Fiancial Manufactured Housing Loans, Series 2008-MH1	7.000%	4/25/38	AAA	228,523

35	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1996-9	7.200%	8/15/27	AAA	36,500

5,000	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	5,121,710

4,542	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,794,041

3,730	JP Morgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	3,852,894

3,685	JP Morgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	3,947,814

2,531	Mortgage Equity Conversion Asset Trust 2010-1A	4.000%	7/25/60	AA	2,455,079

4,493	National Credit Union Adminstration Guaranteed Structured Collateral Notes	1.600%	10/29/20	AAA	4,541,244

5,490	National Credit Union Guaranteed Notes, Series 2010-R2 1A	0.613%	11/06/17	Aaa	5,489,930

5,398	National Credit Union Guaranteed Notes, Series 2010-R3 2A	0.801%	12/08/20	Aaa	5,421,393

3,200	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,577,693

1,960	Ocwen Advance Receivables Backed Notes, Series 2009-3A	4.140%	7/15/23	AAA	1,962,450

274	RBSSP Resecuritization Trust 2009-8	0.382%	3/26/37	Aaa	270,536

218	RBSSP Resecuritization Trust 2009-11	1.992%	12/26/37	Aa3	217,452

3,574	RBSSP Resecuritization Trust 2010-4	0.351%	3/26/36	A	3,303,763

1,951	RBSSP Resecuritization Trust 2010-8	0.571%	7/26/36	N/R	1,833,329

2,078	RBSSP Resecuritization Trust 2010-10	0.371%	9/26/36	N/R	1,819,968

42	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

$2,590	Renaissance Home Equity Loan Trust I, Home Equity Loan Asset-Backed Notes, Series 2005-3	5.140%		11/25/35	AA+	$1,928,460

203	Santander Drive Auto Receivables Trust, Series 2010-1	1.360%		3/15/13	AAA	202,683

2,044	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	2,091,027

6,215	SMART Trust, Asset Backed Securities, Series 2011-1USA	1.092%		10/14/14	Aaa	6,223,960

220	Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-11	2.756%		8/25/34	Baa2	207,728

1,581	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2006-10A	5.408%		2/10/16	Aaa	1,714,497

5,111	U.S. Small Business Administration Guranteed Participating Securities, Partificpation Certificates, Series 2010-P10B	3.215%		9/10/20	AAA	5,213,592

4,746	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	4,959,361

701	Vericrest Opportunity Loan Transferee, Series 2011-NL2A	5.682%		6/25/51	N/R	702,999

6,000	Vornado DP LLC Commercial Mortgage Credit Tenant Lease Series 2010-VNO	4.004%		9/13/28	AAA	6,429,365

1,761	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-WHl8	0.322%		6/15/20	Aaa	1,667,235

990	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2003-J	4.425%		10/25/33	AAA	994,996

3,220	Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%		3/17/44	Aaa	3,451,074
$210,736	Total Asset-Backed and Mortgage-Backed Securities (cost $210,152,208)					215,723,095

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SOVEREIGN DEBT – 0.3%

	Mexico – 0.3%

$1,400	United Mexican States	5.625%		1/15/17	Baa1	$1,619,100
	Total Sovereign Debt (cost $1,387,694)					1,619,100

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 21.7%

	Money Market Funds – 21.7%

143,451,193	Mount Vernon Securities Lending Prime Portfolio, 0.301% (5), (6)					$143,451,193
	Total Investments Purchased with Collateral from Securities Lending (cost $143,451,193)					143,451,193

Principal Amount (000)/ Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 0.6%

	Money Market Funds – 0.3%

2,061,264	First American Treasury Obligations Fund, Class Z	0.000%	(5)	N/A	N/A	$2,061,264
	U.S. Government and Agency Obligations – 0.3%

$950	U.S.Treasury Bills, (7)	0.000%		5/03/12	Aaa	949,967

330	U.S.Treasury Bills, (7)	0.000%		7/26/12	Aaa	329,913

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2012

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

845	U.S.Treasury Bills, (7)	0.000%	2/07/13	Aaa	$843,780
$2,125	Total U.S. Government and Agency Obligations				2,123,660
	Total Short-Term Investments (cost $4,185,024)				4,184,924
	Total Investments (cost $770,600,036) – 121.2%				799,627,023
	Other Assets Less Liabilities – (21.2)% (8)				(140,074,948)
	Net Assets – 100%				$659,552,075

Investments in Derivatives at March 31, 2012:

Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
JPMorgan	$17,000,000	Receive	3-Month USD-LIBOR	0.641%	Semi-Annually	1/12/14	(31,062)	$(31,062)
JPMorgan	5,000,000	Receive	3-Month USD-LIBOR	3.858	Semi-Annually	1/19/20	(750,630)	(750,630)
UBS	20,000,000	Receive	3-Month USD-LIBOR	1.048	Semi-Annually	6/25/12	(79,338)	(79,338)
UBS	8,000,000	Receive	3-Month USD-LIBOR	3.001	Semi-Annually	8/03/14	(473,610)	(473,610)
								$(1,334,640)
*	Annualized.

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 2-Year Note	Long	191	6/12	$42,046,858	$(16,929)
U.S. Treasury 5-Year Note	Long	509	6/12	62,372,382	(256,944)
U.S. Treasury 10-Year Note	Short	(492)	6/12	(63,706,315)	645,478
U.S. Treasury Long Bond	Long	32	6/12	4,408,000	(57,362)
					$314,243

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$322,857,896	$—	$322,857,896
Capital Preferred Securities	—	5,883,581	—	5,883,581
Municipal Bonds	—	6,725,300	—	6,725,300
U.S. Government and Agency Obligations	—	99,181,934	—	99,181,934

44	Nuveen Investments

	Level 1	Level 2	Level 3	Total
Asset-Backed and Mortgage-Backed Securities	$—	$215,723,095	$—	$215,723,095
Sovereign Debt	—	1,619,100	—	1,619,100
Investments Purchased with Collateral from Securities Lending	143,451,193	—	—	143,451,193
Short-Term Investments:
Money Market Funds	2,061,264	—	—	2,061,264
U.S. Government and Agency Obligations	—	2,123,660	—	2,123,660
Derivatives:
Interest Rate Swaps*	—	(1,334,640)	—	(1,334,640)
Futures Contracts*	314,243	—	—	314,243
Total	$145,826,700	$652,779,926	$—	$798,606,626
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$645,478	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$331,235
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	—	Unrealized depreciation on interest rate swaps**	1,334,640
Total			$645,478		$1,665,875
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $770,600,036.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$30,915,235
Depreciation	(1,888,248)
Net unrealized appreciation (depreciation) of investments	$29,026,987

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Intermediate Term Bond Fund (continued)

March 31, 2012

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(5)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(6)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(7)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(8)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

REIT	Real Estate Investment Trust

46	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund

March 31, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 2.0%

	Airlines – 0.0%

13,658	Delta Air Lines, Inc., (2)	$135,351
	Building Products – 0.3%

527	Dayton Superior, (3)	30,195

585	Dayton Superior, (3)	33,550

36,795	Nortek Inc.	1,618,612
	Total Building Products	1,682,357
	Capital Markets – 0.1%

64,000	Och-Ziff Capital Management Group, Class A Shares	593,920
	Diversified Telecommunication Services – 0.1%

23,506	FairPoint Communications Inc., (4)	88,386

10,300	Nippon Telegraph and Telephone Corporation, ADR	232,986

20,000	Telefonica S.A., Sponsored ADR	328,200
	Total Diversified Telecommunication Services	649,572
	Food Products – 0.1%

16,306	Archer-Daniels-Midland Company	516,248
	Household Durables – 0.0%

318,325	William Lyon Homes Inc., (3)	232,377
	Insurance – 0.1%

22,000	Protective Life Corporation	651,640
	Machinery – 0.0%

7,000	Xylem Inc.	194,250
	Multiline Retail – 0.1%

4,800	Target Corporation	279,696
	Oil, Gas & Consumable Fuels – 0.3%

6,900	ConocoPhillips	524,469

14,500	Marathon Petroleum Corporation	628,720

37,000	Pengrowth Energy Corporation	347,800

19,000	Provident Energy Limited	228,000
	Total Oil, Gas & Consumable Fuels	1,728,989
	Real Estate Investment Trust – 0.8%

4,000	Camden Property Trust	263,000

40,000	Hospitality Properties Trust, (2)	1,006,800

47,000	Kite Realty Group Trust, (2)	1,180,170

18,400	Mid-America Apartment Communities, (4)	1,233,351

40,000	Summit Hotel Properties Inc.	1,038,800
	Total Real Estate Investment Trust	4,722,121
	Semiconductors & Equipment – 0.0%

2,860	Magnachip Semiconductor Corporation, (2)	34,320
	Wireless Telecommunication Services – 0.1%

22,500	Vodafone Group PLC, Sponsored ADR	622,575
	Total Common Stocks (cost $11,845,027)	12,043,416

Shares	Description (1)	Value
	EXCHANGE–TRADED FUNDS – 1.8%

31,000	Alliance National Municipal Inc.	$459,110

179,000	Blackrock Credit Allocation Income Trust IV	2,339,530

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Shares	Description (1)			Value

47,000	First Trust Strategic High Income Fund II, (4)			$813,570

28,500	Gabelli Global Gold Natural Resources and Income Trust, (4)			460,560

23,000	I-Shares I-Boxx Investnment Grade Corporate Bond Fund, (4)			2,661,100

102,500	Pimco Income Strategy Fund			1,164,400

129,000	Pioneer Floating Rate Trust			1,671,840

4,900	SPDR DB International Government Inflation Protected Bond			296,205

18,900	SPDR S&P Dividend			1,070,496
	Total Exchange-Traded Funds (cost $10,299,361)			10,936,811

Shares	Description (1)	Coupon	Ratings (5)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.4%

	Oil, Gas & Consumable Fuels – 0.4%

29,163	Chesapeake Energy Corporation, Convertible	5.000%	B+	$2,427,820
	Total Convertible Preferred Securities (cost $2,525,141)			2,427,820

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 5.5%

	Automobiles – 0.2%

29,000	General Motors Corporation, (2), (4)	4.750%	B+	$1,213,650
	Capital Markets – 0.5%

120,000	Morgan Stanley, Series 2006A, (2)	4.000%	BB+	2,244,000

55,954	UBS Preferred Funding Trust IV	0.940%	BBB–	891,347
	Total Capital Markets			3,135,347
	Commercial Banks – 0.2%

35,000	First Naigara Finance Group, (2)	8.625%	BB+	964,950
	Consumer Finance – 0.5%

3,500	Ally Financial Inc., (11)	0.000%	BB–	2,915,828
	Diversified Financial Services – 1.4%

108,944	Bank of America Corporation	8.625%	BB+	2,793,324

3,225	Bank of America Corporation	7.250%	BB+	3,156,953

38,713	Bank of America Corporation	4.000%	BB+	782,003

78,231	Citigroup Capital Trust IX	6.000%	Baa3	1,875,197
	Total Diversified Financial Services			8,607,477
	Household Durables – 0.1%

26,541	M-I Homes, (2)	9.750%	CCC	434,211
	Insurance – 0.6%

30,000	Aegon N.V, (2)	8.000%	Baa1	784,200

45,000	Aspen Insurance Holdings Limited, (2)	7.401%	BBB–	1,159,650

17,000	Axis Capital Holdings Limited	6.875%	BBB	442,000

55,000	Endurance Specialty Holdings Limited, (2)	7.500%	BBB–	1,420,100
	Total Insurance			3,805,950
	Marine – 0.1%

29,338	Seaspan Corporation, (2)	9.500%	N/R	792,126
	Real Estate Investment Trust – 1.9%

51,900	Ashford Hospitality Trust Inc.	8.450%	N/R	1,258,575

50,000	Cogdell Spencer Inc., (2)	8.500%	N/R	1,261,000

48	Nuveen Investments

Shares	Description (1)	Coupon		Ratings (5)	Value

	Real Estate Investment Trust (continued)

40,000	CommomWealth REIT, (4)	7.250%		Baa3	$1,006,000

50,000	Digital Realty Trust Inc., (4)	7.000%		Baa3	1,318,000

65,000	Dupont Fabros Technology, (2)	7.875%		Ba2	1,682,200

30,000	Equity Lifestyle Properties Inc., (2)	8.034%		N/R	763,500

22,024	First Potomac Realty Trust, (2)	7.750%		N/R	550,820

30,000	Hersha Hospitality Trust	8.000%		N/R	741,900

50,000	LaSalle Hotel Properties	7.500%		N/R	1,265,500

50,000	Pebblebrook Hotel Trust, (2)	7.875%		N/R	1,295,000
	Total Real Estate Investment Trust				11,142,495
	Thrifts & Mortgage Finance – 0.0%

35,522	Federal Home Loan Mortgage Corporation	6.550%		Ca	35,522
	Total $25 Par (or similar) Preferred Securities (cost $31,735,895)				33,047,556

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 82.7%

	Aerospace & Defense – 1.0%

$1,900	CHC Helicopter	9.250%	10/15/20	B+	$1,885,750

1,000	Ducommun Inc.	9.750%	7/15/18	B–	1,060,000

1,900	DynCorp International Inc., (4)	10.375%	7/01/17	B2	1,650,625

1,485	Huntington Ingalls Industries Inc.	6.875%	3/15/18	BB	1,574,100
6,285	Total Aerospace & Defense				6,170,475
	Air Freight & Logistics – 0.3%

1,800	Park-Ohio Industries Inc.	8.125%	4/01/21	B3	1,854,000
	Airlines – 1.5%

1,000	Air Canada, 144A, (4)	12.000%	2/01/16	B–	885,000

1,000	American Airlines Inc., (4)	10.500%	10/15/12	B+	1,047,500

3,513	American Airlines Pass Through Certificates Trust, Series 2011-1, (4)	7.000%	1/31/18	B+	3,442,676

1,057	Continental Airlines, inc.	7.875%	7/02/18	Ba3	1,060,116

2,544	United Airlines Inc., 144A	12.000%	11/01/13	BB	2,696,640
9,114	Total Airlines				9,131,932
	Auto Components – 1.1%

1,800	American & Axle Manufacturing Inc., (4)	7.875%	3/01/17	B	1,858,500

2,250	American & Axle Manufacturing Inc., (4)	7.750%	11/15/19	B1	2,401,875

2,565	Pittsburgh Glass Works LLC, 144A	8.500%	4/15/16	B+	2,552,175
6,615	Total Auto Components				6,812,550
	Automobiles – 0.2%

1,250	Chrysler GP/CG Company	8.250%	6/15/21	B	1,262,500
	Biotechnology – 0.4%

2,105	STHI Holding Corporation, 144A	8.000%	3/15/18	B	2,231,300
	Building Products – 1.8%

2,410	Associated Materials Inc., (4)	9.125%	11/01/17	B–	2,343,725

3,097	Corporativo Javer S.A. de C.V, 144A, (4)	9.875%	4/06/21	B1	2,957,635

2,800	Nortek Inc., (4)	8.500%	4/15/21	B	2,772,000

2,830	Texas Industries Inc., (4)	9.250%	8/15/20	B–	2,716,800
11,137	Total Building Products				10,790,160

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Capital Markets – 1.1%

$1,500	Ace Cash Express Inc., 144A, (4)	11.000%	2/01/19	B	$1,372,500

2,500	Constellation Enterprises LLC, 144A	10.625%	2/01/16	B	2,487,500

2,000	E Trade Financial Corporation, (4)	7.875%	12/01/15	B2	2,032,500

1,000	MPL 2 Acquisition Canco	9.875%	8/15/18	B	831,250
7,000	Total Capital Markets				6,723,750
	Chemicals – 2.8%

1,500	Basell Finance Company BV, 144A	8.100%	3/15/27	N/R	1,740,000

3,000	Celanese US Holdings LLC, (4)	5.875%	6/15/21	BB–	3,165,000

2,000	Hexion US Finance, 144A, (4)	6.625%	4/15/20	Ba3	2,045,000

2,000	Huntsman International LLC, Convertible Bond, Series 2011, (4)	8.625%	3/15/21	B+	2,245,000

2,000	Momentive Performance Materials, 144A, (4)	9.000%	1/15/21	Caa1	1,750,000

2,500	Omnova Solutions Inc.	7.875%	11/01/18	B2	2,393,750

2,550	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	2,652,000

1,000	Vertellus Specialities Inc., 144A	9.375%	10/01/15	B	760,000
16,550	Total Chemicals				16,750,750
	Commercial Banks – 1.1%

1,000	PrivatBank Commercial Bank JSC	8.750%	2/09/16	B1	725,800

2,750	Regions Bank	6.450%	6/26/37	BBB–	2,736,250

1,500	Sberbank of Russia Loan	5.717%	6/16/21	A3	1,504,125

1,500	Speedy Cash Inc,, 144A, (4)	10.750%	5/15/18	B	1,552,500
6,750	Total Commercial Banks				6,518,675
	Commercial Services & Supplies – 2.2%

915	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	905,850

2,340	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	2,377,407

1,000	Donnelley & Son Company	7.625%	6/15/20	BB+	967,500

1,715	EnergySolutions Inc.	10.750%	8/15/18	BB–	1,770,738

550	Geo Group Inc.	6.625%	2/15/21	B+	575,438

4,000	International Lease Finance Corporation	5.875%	4/01/19	BBB–	3,865,816

1,300	Liberty Tire Recycling, 144A	11.000%	10/01/16	B	1,222,000

500	Monitronics International Inc., 144A	9.125%	4/01/20	Caa1	506,250

1,000	Suare Two Financial Corporation	11.625%	4/01/17	B	990,000
13,320	Total Commercial Services & Supplies				13,180,999
	Commodity – 0.3%

1,750	Methanex Corporation	5.250%	3/01/22	BBB–	1,781,294
	Communications Equipment – 0.8%

2,900	Goodman Networks Inc., 144A	12.125%	7/01/18	B+	2,914,500

1,970	IntelSat Jackson Holdings, (4)	7.250%	4/01/19	B	2,070,963
4,870	Total Communications Equipment				4,985,463
	Construction & Engineering – 0.5%

1,500	Shea Homes LP, 144A, (4)	8.625%	5/15/19	B	1,560,000

1,500	Wyle Services Corporation, 144A	10.500%	4/01/18	B–	1,593,750
3,000	Total Construction & Engineering				3,153,750
	Construction Materials – 0.6%

2,000	Cemex SAB de CV, 144A, (4)	9.000%	1/11/18	B+	1,885,000

50	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Construction Materials (continued)

$2,000	West China Cement Limtied, 144A, (4)	7.500%	1/25/16	BB–	$1,690,000
4,000	Total Construction Materials				3,575,000
	Consumer Finance – 1.0%

3,700	Ally Financial Inc.	6.250%	12/01/17	BB–	3,810,027

2,850	Springleaf Finance Corporation	6.900%	12/15/17	B3	2,223,000
6,550	Total Consumer Finance				6,033,027
	Containers & Packaging – 1.8%

1,750	Berry Plastics Corporation, 144A, (4)	9.750%	1/15/21	Caa1	1,911,875

1,755	Intertape Polymer US Inc.	8.500%	8/01/14	Caa1	1,763,775

2,500	Longview Fibre Paper & Packaging, 144A, (4)	8.000%	6/01/16	B+	2,546,875

2,550	Reynolds Group, 144A	9.250%	5/15/18	B–	2,543,625

1,800	Reynolds Group, 144A, (4)	9.875%	8/15/19	BB–	1,840,500
10,355	Total Containers & Packaging				10,606,650
	Diversified Financial Services – 1.6%

2,825	Community Choice Financial Inc., 144A	10.750%	5/01/19	B–	2,757,906

2,500	Metalloinvest Finance Limited, 144A	6.500%	7/21/16	Ba3	2,461,425

1,900	SinOceanic II ASA	10.000%	2/17/15	N/R	1,843,247

2,300	UPCB Finance III Limited, 144A	6.625%	7/01/20	Ba3	2,346,000
9,525	Total Diversified Financial Services				9,408,578
	Diversified Telecommunication Services – 2.5%

1,043	FairPoint Communications Inc., (4)	13.125%	4/02/18	N/R	10,430

2,550	Frontier Communications Corporation, (4)	8.500%	4/15/20	BB+	2,683,875

2,825	Integra Telecom, 144A	10.750%	4/15/16	B–	2,599,000

3,500	IntelSat Bermuda Limited, (4)	11.250%	2/04/17	CCC+	3,640,000

2,000	IntelSat Jackson Holding, 144A	8.500%	11/01/19	B	2,195,000

3,500	Level 3 Communications Inc.	11.875%	2/01/19	B–	3,990,000
15,418	Total Diversified Telecommunication Services				15,118,305
	Electric Utilities – 1.3%

1,280	Edison Mission Energy, (4)	7.500%	6/15/13	CCC+	1,049,600

1,000	Edison Mission Energy	7.000%	5/15/17	CCC+	630,000

750	Empresa Distribuidora y Comercializadora Norte S.A, 144A, (4)	9.750%	10/25/22	B3	450,000

4,900	Energy Future Holdings, (4)	10.875%	11/01/17	CCC	4,177,250

1,400	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B	1,526,000

430	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	280,575
9,760	Total Electric Utilities				8,113,425
	Energy Equipment & Services – 3.2%

2,600	Alta Mesa Holdngs Finance, (4)	9.625%	10/15/18	B	2,619,500

2,000	Atwood Oceanics Inc., (4)	6.500%	2/01/20	BB	2,100,000

2,625	Forbes Energy Services	9.000%	6/15/19	B	2,559,375

1,000	Green Field Energy Services, 144A	13.000%	11/15/16	CCC+	980,000

1,000	Gulfmark Offshore Inc., 144A, (4)	6.375%	3/15/22	BB–	1,005,000

3,100	Jasper Explorer Limited Cyprus	13.500%	5/27/16	N/R	2,728,000

2,075	NGPL PipeCo LLC, (4)	7.119%	12/15/17	BB–	1,890,782

900	Rockies Express Pipeline Company, 144A	3.900%	4/15/15	BBB	828,000

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (5)	Value

		Energy Equipment & Services (continued)

$2,600		SESI LLC, Convertible Bond, 144A, (4)	7.125%	12/15/21	BB+	$2,808,000

1,500		Troll Drilling & Services Ltd.	13.750%	8/19/16	N/R	1,567,440
19,400		Total Energy Equipment & Services				19,086,097
		Food & Staples Retailing – 0.3%

1,750		Harmony Foods Corporation, 144A	10.000%	5/01/16	B–	1,802,500
		Food Products – 2.6%

2,050		Fage Dairy Industry SA, 144A	9.875%	2/01/20	B	2,009,000

400		JBS Finance II Limited, 144A	8.250%	1/29/18	BB	407,400

3,800		JBS USA LLC	7.250%	6/01/21	BB	3,676,500

2,000		Land O Lakes Capital Trust I	7.450%	3/15/28	Ba1	1,922,500

1,400		Marfrig Overseas Limited	9.500%	5/04/20	B+	1,282,120

575		MHP SA, 144A	10.250%	4/29/15	B	552,000

2,000		Mriya Agro Holding PLC, 144A	10.950%	3/30/16	B	1,810,000

2,075		Pinnacle Foods Finance LLC	8.250%	9/01/17	CCC+	2,251,375

1,750		Viterra Inc.	5.950%	8/01/20	BBB–	1,909,467
16,050		Total Food Products				15,820,362
		Gas Utilities – 0.4%

2,305		AmeriGas Finance LLC, (4)	6.750%	5/20/20	Ba2	2,339,575
		Health Care Equipment & Supplies – 0.9%

2,000		Accellent Inc.	10.000%	11/01/17	CCC+	1,632,500

1,875		Chiron Merger Sub Inc., 144A	12.500%	11/01/19	CCC+	1,762,500

2,000		USPI Finance Corproation, 144A, (WI/DD)	9.000%	4/01/20	CCC+	2,060,000
5,875		Total Health Care Equipment & Supplies				5,455,000
		Health Care Providers & Services – 3.1%

2,000		Acadia Healthcare	12.875%	11/01/18	B–	2,130,000

2,915		Community Health Systems, Inc., 144A, (4)	8.000%	11/15/19	B	3,009,738

4,135		HCA Holdings Inc., (4)	7.750%	5/15/21	B–	4,274,556

1,020		HealthSouth Corporation, (4)	7.750%	9/15/22	B+	1,101,600

2,735		Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	2,382,869

1,250		National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	1,212,500

2,000		PSS World Medical Inc., 144A	6.375%	3/01/22	BB–	2,055,000

1,000		Radiation Therapy Services Inc.	9.875%	4/15/17	B3	802,500

2,175		Select Medical Corporation, (4)	6.494%	9/15/15	B–	1,946,625

—	(7)	Symbion Inc.	11.000%	8/23/15	CCC+	464
19,230		Total Health Care Providers & Services				18,915,852
		Hotels, Restaurants & Leisure – 3.6%

2,500		Chukchansi Economic Development Authority, 144A	8.000%	11/15/13	B–	1,787,500

1,584		CKE Holdings, 144A, (4)	10.500%	3/14/16	Caa1	1,631,906

2,043		El Pollo Loco Inc., 144A	12.500%	1/01/18	Caa2	1,843,582

1,000		Fontainebleau Las Vegas	10.250%	6/15/15	N/R	625

30		Greektown LLC, (3)	10.750%	12/01/13	N/A	—

3,000		Harrah’s Operating Company, Inc., 144A	12.750%	4/15/18	CCC	2,602,500

1,500		Icon Health and Fitness Inc., 144A	11.875%	10/15/16	B	1,269,375

1,430		Isle of Capri Casinos, Inc.	7.750%	3/15/19	B–	1,444,300

1,850		MGM Resorts International Inc., 144A, (4)	8.625%	2/01/19	B–	1,984,125

2,500		MGM Resorts International Inc., (4)	6.875%	4/01/16	B–	2,525,000

52	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Hotels, Restaurants & Leisure (continued)

$2,000	Mohegan Tribal Gaming Authority, 144A, (4)	10.500%	12/15/16	CCC	$1,725,000

2,000	Mohegan Tribal Gaming Authority, 144A	11.000%	9/15/18	CCC	1,460,000

3,500	Rare Restaurant Group LLC	9.250%	5/15/14	B–	3,132,500
24,937	Total Hotels, Restaurants & Leisure				21,406,413
	Household Durables – 2.4%

750	Agile Property Holdings Limited, (4)	8.875%	4/28/17	BB	697,500

2,250	Beazer Homes USA, Inc., (4)	9.125%	6/15/18	CCC	1,965,938

1,910	Desarrolla Homex S.A.B. de CV, 144A, (4)	9.750%	3/25/20	BB–	2,024,600

1,000	K. Hovnanian Enterprises Inc., (4)	10.625%	10/15/16	B3	903,750

3,010	KB Home, (4)	8.000%	3/15/20	B+	2,979,900

2,800	Meritage Homes Corporation, 144A, (WI/DD)	7.000%	4/01/22	BB–	2,807,000

2,300	Taylor Morrison Monarch Communities	7.750%	4/15/20	BB–	2,320,000

784	William Lyon Homes Inc.	12.000%	2/25/17	D	697,888
14,804	Total Household Durables				14,396,576
	Household Products – 0.3%

1,750	Central Garden & Pet Compa	8.250%	3/01/18	B	1,804,688
	Independent Power Producers & Energy Traders – 0.8%

1,245	Calpine Corporation, 144A	7.875%	7/31/20	BB	1,353,938

1,800	Mirant Americas Generation LLC, (4)	8.500%	10/01/21	BB	1,584,000

2,180	NRG Energy Inc., (4)	7.875%	5/15/21	BB	2,092,800
5,225	Total Independent Power Producers & Energy Traders				5,030,738
	Industrial Conglomerates – 0.8%

3,000	Abengoa Finance SAU, 144A, (4)	8.875%	11/01/17	BB	2,985,000

1,500	J.B. Poindexter & Company, 144A, (WI/DD)	9.000%	4/01/22	B	1,543,125
4,500	Total Industrial Conglomerates				4,528,125
	Internet Software & Services – 0.2%

1,500	Earthlink Inc.	8.875%	5/15/19	B2	1,451,250
	IT Services – 1.3%

5,475	First Data Corporation, 144A	8.750%	1/15/22	B–	5,283,366

3,000	First Data Corporation, (4)	11.250%	3/31/16	CCC+	2,715,000
8,475	Total IT Services				7,998,366
	Machinery – 1.3%

3,250	Commercial Vehicle Group, 144A, (4)	7.875%	4/15/19	B	3,282,500

1,800	Navistar International Corporation, (4)	8.250%	11/01/21	BB	1,962,000

2,850	Terex Corporation	6.500%	4/01/20	BB–	2,871,375
7,900	Total Machinery				8,115,875
	Marine – 0.4%

1,000	Marquette Transportation Company Inc., Finance, (4)	10.875%	1/15/17	B–	1,053,750

1,725	Navios Maritime Acquisition Corporation, (4)	8.625%	11/01/17	B	1,552,500
2,725	Total Marine				2,606,250
	Media – 4.4%

2,000	American Media Inc., 144A, (4)	13.500%	6/15/18	CCC+	1,510,000

2,500	Belo Corporation, (4)	7.750%	6/01/27	BB	2,406,250

2,000	Charter Communications, CCO Holdings LLC	7.000%	1/15/19	BB–	2,120,000

3,300	Clear Channel Communications, Inc., (4)	9.000%	3/01/21	CCC+	2,970,000

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Media (continued)

$1,375	Clear Channel Worldwide Holdings Inc., 144A	7.625%	3/15/20	B+	$1,326,875

1,625	Clear Channel Worldwide Holdings Inc., (4)	7.625%	3/15/20	B+	1,592,500

2,500	CSC Holdings Inc.	7.875%	2/15/18	BB	2,793,750

2,800	Donnelley & Son Company	8.250%	3/15/19	BB+	2,786,000

3,350	Harron Coomunications Finance, 144A	9.125%	4/01/20	B–	3,458,875

1,400	Media General Inc., (4)	11.750%	2/15/17	CCC+	1,358,000

2,000	National CineMedia LLC	7.875%	7/15/21	B	2,130,000

827	Virgina Media Finance PLC	9.500%	8/15/16	BB+	932,443

875	WM Finance Corporation, 144A	11.500%	10/01/18	B–	936,250
26,552	Total Media				26,320,943
	Metals & Mining – 6.0%

1,000	Aleris International Inc.	10.000%	12/15/16	N/R	100

2,300	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	2,455,250

2,250	APERAM, 144A, (4)	7.750%	4/01/18	BB	2,171,250

1,500	ArcelorMittal, (4)	6.750%	3/01/41	BBB	1,405,677

2,750	Fosun International Limited, 144A, (4)	7.500%	5/12/16	BB+	2,571,250

2,500	Glencore Finance Europe	7.500%	1/06/61	BBB	2,656,250

1,900	Hidili Industry Internationl Development Limited, 144A	8.625%	11/04/15	B+	1,638,750

3,490	JMC Steel Group, 144A, (4)	8.250%	3/15/18	B	3,629,600

2,000	Mirabela Nickel Limited, 144A, (4)	8.750%	4/15/18	B2	1,720,000

1,900	Northland Resources AB	13.000%	3/06/17	N/R	1,900,481

2,550	Patriot Coal Corporation, (4)	8.250%	4/30/18	B	1,944,375

2,250	AK Steel Corporation, (4)	7.625%	5/15/20	BB–	2,171,250

2,835	Taseko Mines Limited	7.750%	4/15/19	B	2,700,338

2,000	Tempel Steel Company, 144A	12.000%	8/15/16	B	1,960,000

3,665	Thompson Creek Metals Company	7.375%	6/01/18	CCC+	3,408,450

2,000	United States Steel Corporation, (4)	7.500%	3/15/22	BB	2,000,000

2,000	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	1,886,600
38,890	Total Metals & Mining				36,219,621
	Multiline Retail – 0.4%

2,000	Macys Retail Holdings Inc.	7.875%	8/15/36	BBB	2,217,638
	Multi-Utilities – 0.5%

1,500	Bon-Ton Department Stores Inc., (4)	10.250%	3/15/14	CCC+	1,308,750

1,500	CMS Energy Corporation	5.050%	3/15/22	BB+	1,509,390
3,000	Total Multi-Utilities				2,818,140
	Oil, Gas & Consumable Fuels – 14.0%

2,800	Alpha Natural Resources Inc., (4)	6.000%	6/01/19	BB	2,534,000

1,250	Berau Coal Energy Tbk PT, 144A, (4)	7.250%	3/13/17	BB–	1,256,250

2,000	Bill Barrett Corporation	7.000%	10/15/22	BB–	1,930,000

1,400	Black Elk Energy Offshore Operations LLC	13.750%	12/01/15	B	1,431,500

2,500	Breitburn Energy Partners LP, 144A	7.875%	4/15/22	B	2,550,000

1,000	Bumi Capital Pte Limited, 144A	12.000%	11/10/16	BB	1,100,000

2,825	Calumet Specialty Products	9.375%	5/01/19	B	2,938,000

2,475	Carrizo Oil and Gas Inc., (4)	8.625%	10/15/18	B	2,604,938

1,500	DTEK Finance BV, 144A	9.500%	4/28/15	B	1,425,000

54	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Oil, Gas & Consumable Fuels (continued)

$1,975	Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	$2,004,665

2,000	El Paso Corporation	7.750%	1/15/32	BB+	2,277,486

650	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	703,625

2,400	Exco Resources Inc., (4)	7.500%	9/15/18	B3	2,136,000

1,400	Goden Close Marit Corporation	11.000%	12/09/15	N/R	1,505,000

2,800	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	2,842,000

3,720	Inergy LP Finance	7.000%	10/01/18	Ba3	3,627,000

2,520	Martin Mid-Stream Partners LP Finance	8.875%	4/01/18	B	2,595,600

1,500	Naftogaz Ukraine	9.500%	9/30/14	B	1,451,250

2,800	Ocean Rig UDW Inc.	9.500%	4/27/16	CCC+	2,793,000

2,000	OGX Petroleo e Gas Participacoes SA, 144A, (4)	8.500%	6/01/18	B1	2,078,000

2,500	Panoro Energy ASA	12.000%	11/15/18	N/R	2,562,500

2,225	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	2,269,500

2,500	Peabody Energy Corporation, 144A	6.000%	11/15/18	BB+	2,450,000

2,775	PetroBakken Energy Limited, 144A, (4)	8.625%	2/01/20	CCC+	2,892,938

2,000	PetroPlus Finance Limited, 144A, (4), (12)	7.000%	5/01/17	C	770,000

1,200	PetroPlus Finance, (12)	9.375%	9/15/19	C	462,000

2,300	Polarcus Alima	12.500%	10/29/15	N/R	2,357,500

2,650	Quicksilver Resources Inc., Second Lien Term Loan, (4)	9.125%	8/15/19	B	2,583,750

1,250	Rubicon Drilling Services, Utlra-Deepwater Limited, 144A	11.875%	3/15/17	B–	1,381,250

2,052	Sabine Pass LNG LP	7.500%	11/30/16	BB–	2,200,770

3,350	Samson Investment Company, 144A, (4)	9.750%	2/15/20	B1	3,391,875

2,000	Sandridge Energy Inc.	7.500%	3/15/21	B3	1,970,000

1,750	Saratoga Resources Inc.	12.500%	7/01/16	N/R	1,798,125

3,700	Seadrill Limited	6.500%	10/05/15	N/R	3,700,000

1,650	SM Energy Company	6.625%	2/15/19	BB	1,749,000

2,100	Southern Union Company	0.567%	11/01/66	Ba1	1,840,125

2,250	Stone Energy Corporation	8.625%	2/01/17	B	2,351,250

1,850	TNK_BP Finance SA, 144A, (4)	6.625%	3/20/17	Baa2	2,039,625

1,995	United Refining Inc., 144A, (4)	10.500%	2/28/18	B	2,059,838

1,850	Vanguard Natural Resources Finance	7.875%	4/01/20	B–	1,836,569
85,462	Total Oil, Gas & Consumable Fuels				84,449,929
	Paper & Forest Products – 2.9%

1,985	Abiti-Bowater Inc.	10.250%	10/15/18	BB–	2,277,788

2,600	McClatchy Company, (4)	11.500%	2/15/17	B1	2,762,500

2,500	Millar Western Forest Products Ltd, 144A, (4)	8.500%	4/01/21	B–	1,981,250

1,825	Sappi Papier Holding GMBH, 144A, (4)	6.625%	4/15/21	BB	1,706,375

3,575	Stora Enso Oyj	7.250%	4/15/36	BB	3,128,125

3,325	Tembec Industries, Inc., (4)	11.250%	12/15/18	B–	3,524,500

2,000	Verso Paper Holdings LLC, 144A	11.750%	1/15/19	Ba2	2,060,000

500	Verso Paper Holdings LLC, (4)	8.750%	2/01/19	B	275,000
18,310	Total Paper & Forest Products				17,715,538
	Pharmaceuticals – 0.7%

2,000	BPA Laboratories Inc., 144A	12.250%	4/01/17	N/R	1,915,000

Nuveen Investments	55

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	Pharmaceuticals (continued)

$2,315	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	$2,332,363
4,315	Total Pharmaceuticals				4,247,363
	Real Estate Management & Development – 2.5%

1,650	Agile Property Holdings Limited, 144A	10.000%	11/14/16	BB	1,633,500

1,500	Central China Real Estate Limited, 144A, (4)	12.250%	10/20/15	B+	1,447,500

2,950	Country Garden Holding Company, 144A, (4)	11.125%	2/23/18	BB–	2,876,250

1,500	Evergrande Real Estate Group Limited	13.000%	1/27/15	BB	1,458,750

1,500	Longfor Properties Company Limited, 144A, (4)	9.500%	4/07/16	BB	1,507,500

2,875	Realogy Corporation, 144A, (4)	11.500%	4/15/17	Caa3	2,709,688

1,900	Realogy Corporation, 144A, (4)	9.000%	1/15/20	Caa1	1,957,000

1,500	Shanghai Industrial Urban Development Group Limited, 144A	9.750%	7/23/14	B2	1,511,555
15,375	Total Real Estate Management & Development				15,101,743
	Semiconductors & Equipment – 0.7%

2,000	Freescale Semiconductor Inc., 144A, (4)	10.125%	3/15/18	B1	2,230,000

1,850	Freescale Semiconductor Inc., (4)	8.050%	2/01/20	CCC+	1,859,250
3,850	Total Semiconductors & Equipment				4,089,250
	Specialty Retail – 0.4%

2,500	Rite Aid Corporation, 144A, (4)	9.250%	3/15/20	CCC	2,525,000
	Textiles, Apparel & Luxury Goods – 0.2%

1,375	Gymboree Corporation, Term Loan, (4)	9.125%	12/01/18	CCC+	1,268,438
	Tobacco – 0.2%

1,000	North Atlantic Trading Company, 144A	19.000%	1/15/17	CCC	922,500
	Trading Companies & Distributors – 0.9%

800	Aircastle Limited	6.750%	4/15/17	BB+	800,000

2,000	Minerva Overseas II Limited, (4)	10.875%	11/15/19	B+	2,110,000

2,600	United Rentals North America Inc., (4)	8.375%	9/15/20	B	2,691,000
5,400	Total Trading Companies & Distributors				5,601,000
	Wireless Telecommunication Services – 3.4%

1,000	Bakrie Telecom TPE Limited	11.500%	5/07/15	B	745,000

2,750	Clearwire Corporation	12.000%	12/01/15	B3	2,708,750

3,300	Digicel Group, Limited, 144A	8.875%	1/15/15	B–	3,357,750

1,500	Eileme 2 AB, 144A	11.625%	1/31/20	B–	1,563,750

2,000	Nextel Communications, Inc.	7.375%	8/01/15	B+	1,930,000

475	NII Capital Corporation	7.625%	4/01/21	B+	464,313

2,750	Sprint Capital Corporation	6.900%	5/01/19	B+	2,378,750

1,000	Sprint Nextel Corporation, (4)	7.000%	3/01/20	BB	1,015,000

1,500	Trilogy International Partners LLC, (4)	10.250%	8/15/16	CCC+	1,308,750

750	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	819,375

4,125	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB+	3,887,814
21,150	Total Wireless Telecommunication Services				20,179,252
$512,759	Total Corporate Bonds (cost $500,089,746)				498,636,605

56	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value

	CONVERTIBLE BONDS – 0.9%

	Computers & Peripherals – 0.3%

$2,563	Hutchinson Technology Inc., Convertible Bond	8.500%	1/15/26	N/R	$1,922,250
	Diversified Telecommunication Services – 0.3%

2,000	Alaska Communications Systems Group Inc.	6.250%	5/01/18	N/R	1,540,000
	Energy Equipment & Services – 0.1%

1,500	Evergreen Solar Inc.	13.000%	4/15/15	N/R	600,000
	Metals & Mining – 0.2%

1,500	Great Western Minerals Group, (WI/DD)	8.000%	4/06/17	N/R	1,513,380
$7,563	Total Convertible Bonds (cost $6,248,503)				5,575,630

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CAPITAL PREFERRED SECURITIES – 3.3%

	Capital Markets – 0.4%

3,815	Goldman Sachs Capital II	5.793%	6/01/43	Baa2	$2,618,044
	Commercial Banks – 0.7%

2,500	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	2,025,000

3,000	Royal Bank of Scotland Group PLC, Series U	7.640%	3/31/49	B3	2,055,000
5,500	Total Commercial Banks				4,080,000
	Consumer Finance – 0.1%

2,000	AFGC Capital Trust I, 144A	6.000%	1/15/67	Caa2	910,000
	Insurance – 1.5%

2,700	American International Group, Inc.	6.250%	3/15/37	BBB	2,430,000

3,000	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	2,302,500

3,500	Lincoln National Corporation, (4)	7.000%	5/17/66	BBB	3,386,250

1,000	XL Capital Ltd	6.500%	10/15/57	BBB–	842,500
10,200	Total Insurance				8,961,250
	Marine – 0.6%

3,300	OSX Leasing BV, 144A	9.250%	3/20/15	N/R	3,407,250
24,815	Total Capital Preferred Securities (cost $17,394,992)				19,976,544

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%

$155	U.S. Treasury Notes	3.375%	6/30/13	Aaa	$160,994

1,000	U.S. Treasury Notes, (4)	1.500%	12/31/13	Aaa	1,020,508
$1,155	Total U.S. Government and Agency Obligations (cost $1,158,624)				1,181,502

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 0.0%

$4	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates, Series 1998-1	6.040%	11/01/29	A	$3,891
$4	Total Asset-Backed and Mortgage-Backed Securities (cost $3,684)				3,891

Nuveen Investments	57

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (5)	Value

	SOVEREIGN DEBT – 0.7%

	Argentina – 0.7%

$1,250	Province of Buenos Aires, 144A	10.875%		1/26/21	B	$925,000

2,000	Provincia de Cordoba	12.375%		8/17/17	B	1,722,600

1,250	Republic of Argentina	8.750%		6/02/17	B	1,209,375
$4,500	Total Sovereign Debt (cost $4,568,764)					3,856,975

Shares	Description (1)					Value
	WARRANTS – 0.0%

6,488	FairPoint Communications Inc.					$649

1,000	Green Field Energy Services					65,000
	Total Warrants (cost $39,208)					65,649

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 25.6%

	Money Market Funds – 25.6%

154,393,742	Mount Vernon Securities Lending Prime Portfolio, 0.301% (7), (8)					$154,393,742
	Total Investments Purchased with Collateral from Securities Lending (cost $154,393,742)					154,393,742

Principal Amount (000)/ Shares	Description (1)	Coupon		Maturity	Ratings (5)	Value
	SHORT-TERM INVESTMENTS – 2.2%

	Money Market Funds – 2.2%

12,882,606	First American Treasury Obligations Fund, Class Z	0.000%	(8)	N/A	N/A	$12,882,605
	U.S. Government and Agency Obligations – 0.0%

$100	U.S. Treasury Bills, (9)	0.000%		7/26/12	AAA	99,974
	Total Short-Term Investments (cost $12,982,596)					12,982,579
	Total Investments (cost $753,285,283) – 125.3%					755,128,720
	Other Assets Less Liabilities – (25.3)% (10)					(152,246,495)
	Net Assets – 100%					$602,882,225

Investments in Derivatives at March 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 10-Year Note	Long	7	6/12	$906,391	$(10,007)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

58	Nuveen Investments

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$11,747,294	$—	$296,122	$12,043,416
Exchanges Traded Funds	10,936,811	—	—	10,936,811
Convertible Preferred Securities	2,427,820	—	—	2,427,820
$25 Par (or similar) Preferred Securities	30,131,728	2,915,828	—	33,047,556
Corporate Bonds	—	498,636,605	—	498,636,605
Convertible Bonds	—	5,575,630	—	5,575,630
Capital Preferred Securities	—	19,976,544	—	19,976,544
U.S. Government and Agency Obligations	—	1,181,502	—	1,181,502
Asset-Backed and Mortgage-Backed Securities	—	3,891	—	3,891
Sovereign Debt	—	3,856,975	—	3,856,975
Warrants	649	65,000	—	65,649
Investments Purchased with Collateral from Securities Lending	154,393,742	—	—	154,393,742
Short-Term Investments:
Money Market Funds	12,882,605	—	—	12,882,605
U.S. Government and Agency Obligations	—	99,974	—	99,974
Derivatives:
Futures Contracts*	(10,007)	—	—	(10,007)
Total	$222,510,642	$532,311,949	$296,122	$755,118,713
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3 Common Stocks	Level 3 Corporate Bonds	Level 3 Preferred Stocks	Level 3 Total
Balance at the beginning of period	$—	$2,600	$1	$2,601
Gains (losses):
Net realized gains (losses)	—	—	(181,068)	(181,068)
Net change in unrealized appreciation (depreciation)	(73,484)	(2,500)	181,067	105,083
Purchases at cost	369,606	—	—	369,606
Sales at proceeds	—	—	—	—
Net discounts (premiums)	—	—	—	—
Transfers in to	—	—	—	—
Transfers out of	—	(100)	—	(100)
Balance at the end of period	$296,122	$— **	$—	$296,122
**	Level 3 security has a market value of zero.

During the period ended March 31, 2012, the Fund recognized no transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Nuveen Investments	59

Portfolio of Investments (Unaudited)

Nuveen High Income Bond Fund (continued)

March 31, 2012

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$—	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$10,007
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $753,861,260.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$18,613,414
Depreciation	(17,345,954)
Net unrealized appreciation (depreciation) of investments	$1,267,460

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(4)	Investment, or a portion of investment, is out on loan for securities lending.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Principal Amount (000) rounds to less than $1,000.

(7)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(10)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

(11)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(12)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.

REIT	Real Estate Investment Trust

60	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 46.4%

$2,160	Fannie Mae Notes	1.050%	9/14/15	Aaa	$2,164,221

2,125	Fannie Mae Notes	1.500%	10/20/16	Aaa	2,126,379

655	Fannie Mae Notes, (3)	1.125%	4/27/17	Aaa	650,926

480	Federal Farm Credit Banks, Consolidated Systemwide Notes	2.125%	6/18/12	Aaa	481,980

500	Federal Farm Credit Banks, Consolidated Systemwide Notes	2.100%	8/10/12	Aaa	503,644

565	Federal Farm Credit Banks, Consolidated Systemwide Notes	4.500%	10/17/12	Aaa	578,214

1,705	Federal Farm Credit Banks, Consolidated Systemwide Notes	0.875%	12/27/13	Aaa	1,728,746

1,350	Federal Farm Credit Banks, Consolidated Systemwide Notes, (3)	3.875%	10/07/13	Aaa	1,420,346

1,400	Federal Farm Credit Banks, Consolidated Systemwide Notes	2.625%	4/17/14	Aaa	1,457,190

700	Federal Farm Credit Banks, Consolidated Systemwide Notes	3.000%	9/22/14	Aaa	743,363

845	Federal Farm Credit Banks, Consolidated Systemwide Notes, (3)	1.500%	11/16/15	Aaa	867,656

1,000	Federal Home Loan Bank Bonds	1.500%	1/16/13	Aaa	1,009,956

1,345	Federal Home Loan Bank Bonds	0.500%	8/28/13	Aaa	1,348,344

1,865	Federal Home Loan Bank Bonds	3.125%	12/13/13	Aaa	1,951,885

1,710	Federal Home Loan Bank Bonds	0.875%	12/27/13	Aaa	1,728,677

1,080	Federal Home Loan Bank Bonds	4.125%	3/13/20	Aaa	1,238,428

575	Federal Home Loan Mortgage Corporation, Notes	2.500%	4/23/14	Aaa	599,782

365	Federal Home Loan Mortgage Corporation, Notes, (3)	3.750%	3/27/19	Aaa	409,559

580	Federal National Mortgage Association	4.625%	5/01/13	Aaa	605,426

1,075	Federal National Mortgage Association, (3)	2.375%	7/28/15	Aaa	1,133,385

1,700	Federal National Mortgage Association	1.875%	10/15/15	Aaa	1,755,085

785	Federal National Mortgage Association	5.250%	8/01/12	Aaa	797,511

1,065	Freddie Mac Notes	0.850%	2/24/16	Aaa	1,062,794

1,000	Freddie Mac Notes	2.000%	2/27/17	Aaa	1,006,418

1,315	Freddie Mac Reference Notes	0.450%	2/21/14	Aaa	1,316,105

580	Freddie Mac Reference Notes	1.750%	9/10/15	Aaa	599,255

780	Freddie Mac Reference Notes	1.000%	7/30/14	Aaa	790,106

1,140	Freddie Mac Reference Notes, (3)	1.500%	9/21/16	Aaa	1,143,120

270	Freddie Mac Reference Notes	5.000%	12/14/18	Aaa	299,584

1,080	Freddie Mac Reference Notes	2.375%	1/13/22	Aaa	1,060,214

505	Private Export Funding	4.550%	5/15/15	Aaa	567,478

345	Private Export Funding	2.125%	7/15/16	Aaa	361,998

3,175	Tennessee Valley Authority	6.790%	5/23/12	Aaa	3,203,874

2,725	Tennessee Valley Authority	6.000%	3/15/13	Aaa	2,873,521

530	Tennessee Valley Authority, Series A	3.875%	2/15/21	Aaa	591,714

1,410	U.S.Treasury Bonds	9.000%	11/15/18	Aaa	2,086,139

1,105	U.S.Treasury Bonds	8.125%	8/15/19	Aaa	1,605,099

430	U.S.Treasury Bonds, (3)	8.500%	2/15/20	Aaa	644,395

325	U.S.Treasury Bonds	8.750%	8/15/20	Aaa	499,662

435	U.S.Treasury Bonds	8.000%	11/15/21	Aaa	660,758

505	U.S.Treasury Notes	4.250%	11/15/14	Aaa	554,316
$43,285	Total U.S. Government and Agency Obligations (cost $44,798,235)				46,227,253

Nuveen Investments	61

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 51.9%

$798	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$797,144

856	321 Henderson Receivables LLC., Series 2010-1A	5.560%	7/15/59	Aaa	930,993

550	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-T20	5.299%	10/12/42	Aaa	611,983

800	Centerpoint Energy Transition Bond Company LLC	0.000%	4/15/18	AAA	800,330

550	Commercial Mortgage Pass-Through Certificates, Series 2005-LP5	4.982%	5/10/43	AAA	603,451

280	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	299,314

1,000	Discover Card Master Trust I 2011-A3 A	0.452%	3/15/17	AAA	1,002,486

858	Extended Stay America Trust 2010-EHSA	2.951%	11/05/27	AAA	866,072

8	Fannie Mae Mortgage Pool 251901	6.500%	8/01/13	Aaa	8,685

14	Fannie Mae Mortgage Pool 252799	7.000%	10/01/14	Aaa	14,251

338	Fannie Mae Mortgage Pool 254169	6.500%	12/01/31	Aaa	373,131

218	Fannie Mae Mortgage Pool 254179	6.000%	1/01/22	Aaa	240,467

211	Fannie Mae Mortgage Pool 254344	6.500%	6/01/22	Aaa	236,762

241	Fannie Mae Mortgage Pool 254373	6.500%	7/01/17	Aaa	266,631

245	Fannie Mae Mortgage Pool 254414	7.000%	7/01/17	Aaa	267,338

424	Fannie Mae Mortgage Pool 254720	4.500%	5/01/18	Aaa	456,376

10	Fannie Mae Mortgage Pool 425550	6.000%	4/01/13	Aaa	10,291

1,843	Fannie Mae Mortgage Pool 464158	3.120%	1/01/15	Aaa	1,933,220

15	Fannie Mae Mortgage Pool 556195	6.000%	11/01/13	Aaa	15,374

131	Fannie Mae Mortgage Pool 580516	5.500%	4/01/16	Aaa	143,263

263	Fannie Mae Mortgage Pool 596680	7.000%	9/01/31	Aaa	294,125

752	Fannie Mae Mortgage Pool 596712	6.500%	6/01/32	Aaa	830,070

137	Fannie Mae Mortgage Pool 656269	6.000%	8/01/32	Aaa	150,175

136	Fannie Mae Mortgage Pool 673010	5.500%	12/01/17	Aaa	148,183

210	Fannie Mae Mortgage Pool 695765	5.500%	4/01/18	Aaa	227,624

514	Fannie Mae Mortgage Pool 725793	5.500%	9/01/19	Aaa	562,022

864	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	944,481

566	Fannie Mae Mortgage Pool 819652	2.570%	3/01/35	Aaa	604,503

203	Fannie Mae Mortgage Pool 848390	2.069%	12/01/35	Aaa	209,766

358	Fannie Mae Mortgage Pool 886034	2.707%	7/01/36	Aaa	379,704

474	Fannie Mae Mortgage Pool 887017	6.500%	8/01/36	Aaa	532,191

553	Fannie Mae Mortgage Pool 913187	5.496%	4/01/37	Aaa	584,683

817	Fannie Mae Mortgage Pool 914224	5.419%	3/01/37	Aaa	870,399

584	Fannie Mae Mortgage Pool 928519	7.000%	6/01/37	Aaa	669,312

870	Fannie Mae Mortgage Pool 931573	5.000%	10/01/34	Aaa	942,281

280	Fannie Mae Mortgage Pool 995949	2.520%	9/01/36	Aaa	294,369

950	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	1,001,763

1,396	Fannie Mae Mortgage Pool AD0486	2.400%	4/01/34	Aaa	1,473,479

316	Fannie Mae Mortgage Pool AD0706	2.380%	3/01/38	Aaa	333,151

1,001	Fannie Mae Mortgage Pool AE4876	3.500%	10/01/40	Aaa	1,028,614

984	Fannie Mae Mortgage Pool AJ5303	4.000%	11/01/41	Aaa	1,032,688

1,663	Fannie Mae Mortgage Pool MA0583	4.000%	11/01/40	Aaa	1,744,753

893	Fannie Mae Mortgage Pools 467749	3.240%	4/01/16	Aaa	951,318

62	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

$490	Fannie Mae REMIC Pass-Through Certificates 2002-W1 2A	7.087%	2/25/42	Aaa	$568,497

815	Fannie Mae REMIC Pass-Through Certificates 2009-M1 A1	3.400%	7/25/19	Aaa	867,029

1,323	Fannie Mae REMIC Pass-Through Certificates 2010-M1 A1	3.305%	9/25/19	Aaa	1,402,788

1,348	Fannie Mae REMIC Pass-Through Certificates 2010-M4 A1	2.520%	6/25/20	Aaa	1,395,523

981	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	3.250%	4/25/38	Aaa	996,099

357	FDIC Trust 2001-C1	1.840%	4/25/31	Aaa	361,430

421	Federal Home Loan Mortgage Corporation, REMIC 2629 BO	3.250%	3/15/18	Aaa	433,322

231	Federal Home Loan Mortgage Corporation, REMIC 2843 BH	4.000%	1/15/18	Aaa	233,572

725	Freddie Mac Gold Pool 1H1396	5.522%	5/01/37	Aaa	756,502

777	Freddie Mac Gold Pool 780836	2.718%	9/01/33	Aaa	818,257

573	Freddie Mac Gold Pool 848193	2.532%	3/01/36	Aaa	611,257

24	Freddie Mac Mortgage Pool, Various C35768	7.500%	1/01/30	Aaa	26,905

18	Freddie Mac Mortgage Pool, Various E00746	7.000%	9/01/14	Aaa	19,524

12	Freddie Mac Mortgage Pool, Various E72802	6.000%	10/01/13	Aaa	12,673

131	Freddie Mac Mortgage Pool, Various G00876	6.500%	1/01/28	Aaa	149,180

261	Freddie Mac Mortgage Pool, Various G01244	6.500%	3/01/31	Aaa	298,829

2	Freddie Mac Mortgage Pool, Various G10735	7.500%	9/01/12	Aaa	1,536

1,165	Freddie Mac Mulitfamily Strucured Pass Through Certificates, Series K701	2.776%	6/26/17	Aaa	1,214,977

795	Freddie Mac Multifamily Structured Pass Through Certificates, Series K010 A1	3.320%	7/25/20	Aaa	852,444

597	Freddie Mac Structured Pass-Through Certificates Series T045	4.520%	8/27/12	Aaa	604,246

969	Freddie Mac Structured Pass-Through Certificates, Series K008	2.746%	12/25/19	Aaa	1,018,045

460	Freddie Mac Structures Pass Through Certificates, Series K-501, (WI/DD)	1.655%	11/25/16	Aaa	462,300

742	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.738%	3/25/43	Ba3	638,637

1,208	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.774%	5/25/35	CC	775,835

98	Government National Mortgage Association Pool 3120	6.500%	8/20/31	Aaa	112,974

45	Government National Mortgage Association Pool 347332	7.500%	12/15/22	Aaa	46,418

6	Government National Mortgage Association Pool 455304	7.000%	9/15/27	Aaa	7,267

964	Government National Mortgage Association Pool 4946	4.500%	2/20/41	Aaa	1,051,614

111	Government National Mortgage Association Pool 570134	7.500%	12/15/31	Aaa	128,781

981	Government National Mortgage Association Pool 633605	6.000%	9/15/34	Aaa	1,124,528

268	Government National Mortgage Association Pool 780825	6.500%	7/15/28	Aaa	311,406

29	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A3	27,136

356	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	B	329,693

897	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C2 A1	2.749%	11/15/43	AAA	926,405

396	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.805%	4/25/38	A	378,324

650	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12	5.332%	12/15/43	AAA	731,341

681	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3 A1	2.178%	7/16/49	Aaa	697,330

986	National Credit Union Adminstration Guaranteed Structured Collateral Notes	1.600%	10/29/20	AAA	996,966

743	Origen Manufactured Housing Contract Trust Collaterlized Notes Series 2005B	5.990%	1/15/37	A3	777,158

Nuveen Investments	63

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (2)	Value

$431	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2003-QS12	5.000%		6/25/18	CC	$349,038

313	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%		2/25/41	AAA	319,804

210	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2005-10B	4.940%		8/10/15	Aaa	228,625

931	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2008-10A	5.902%		2/10/18	Aaa	1,031,893

903	U.S. Small Business Administration Guaranteed Participating Securities Participation Certificates, Series 2010-P10A	4.108%		3/10/20	Aaa	939,685

261	U.S. Small Business Administration Guaranteed Participating Securities, Participation Certificates Series 2005-P10A	4.638%		2/10/15	Aaa	276,855

740	United States Department of Veterans, Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, Series 2011-1	3.750%		2/15/35	Aaa	773,660
$49,599	Total Asset-Backed and Mortgage-Backed Securities (cost $49,920,891)					51,773,524

Shares	Description (1)					Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 6.2%

	Money Market Funds – 6.2%

6,187,428	Mount Vernon Securities Lending Prime Portfolio, 0.301% (4), (5)					$6,187,428
	Total Investments Purchased with Collateral from Securities Lending (cost $6,187,428)					6,187,428

Principal Amount (000)/ Shares	Description (1)	Coupon		Maturity	Ratings (2)	Value
	SHORT-TERM INVESTMENTS – 1.8%

	Money Market Funds – 1.5%

1,555,268	First American Treasury Obligations Fund, Class Z	0.000%	(4)	N/A	N/A	$1,555,268
	U.S. Government and Agency Obligations – 0.3%

$275	U.S. Treasury Bills, (6)	0.000%		7/26/12	AAA	274,928
	Total Short-Term Investments (cost $1,830,227)					1,830,196
	Total Investments (cost $102,736,781) – 106.3%					106,018,401
	Other Assets Less Liabilities – (6.3)% (7)					(6,321,498)
	Net Assets – 100%					$99,696,903

Investments in Derivatives at March 31, 2012:

Futures Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 2-Year Note	Long	95	6/12	$20,913,359	$(6,143)
U.S. Treasury 5-Year Note	Long	119	6/12	14,582,148	(66,051)
U.S. Treasury 10-Year Note	Short	(27)	6/12	(3,496,078)	34,820
U.S. Treasury Long Bond	Long	9	6/12	1,239,750	(11,718)
					$(49,092)

64	Nuveen Investments

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
U.S. Government and Agency Obligations	$—	$46,227,253	$—	$46,227,253
Asset-Backed and Mortgage-Backed Securities	—	51,773,524	—	51,773,524
Investments Purchased with Collateral from Securities Lending	6,187,428	—	—	6,187,428
Short-Term Investments:
Money Market Funds	1,555,268	—	—	1,555,268
U.S. Government and Agency Obligations	—	274,928	—	274,928
Derivatives:
Futures Contracts*	(49,092)	—	—	(49,092)
Total	$7,693,604	$98,275,705	$—	$105,969,309
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	$34,820	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	$83,912
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

Nuveen Investments	65

Portfolio of Investments (Unaudited)

Nuveen Intermediate Government Bond Fund (continued)

March 31, 2012

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $102,753,297.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$3,888,012
Depreciation	(622,908)
Net unrealized appreciation (depreciation) of investments	$3,265,104

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or a portion of investment, is out on loan for securities lending.

(4)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(5)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(6)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(7)	Other Assets Less Liabilities, includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.

N/A	Not applicable.

WI/DD	Purchased on a when-issued or delayed delivery basis.

66	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund

(currently known as Nuveen Strategic Income Fund)

March 31, 2012

Shares	Description (1)				Value

	COMMON STOCK – 0.0%

	Building Products – 0.0%

50	Dayton Superior, (2)				$2,839

55	Dayton Superior, (2)				3,154
	Total Common Stock (cost $20,079)				5,993

Shares	Description (1)				Value
	EXCHANGE–TRADED FUNDS – 0.2%

36,000	Blackrock Credit Allocation Income Trust IV				$470,520

40,000	CBRE Clarion Global Real Estate Income Fund				321,600

2,000	Pimco Income Strategy Fund				22,720

16,000	Pioneer Diversified High Income Trust				328,320

23,000	Pyxis Credit Strategies Fund				145,820
	Total Exchange-Traded Funds (cost $1,196,866)				1,288,980

Shares	Description (1)	Coupon		Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 0.1%

	Oil, Gas & Consumable Fuels – 0.1%

7,300	Chesapeake Energy Corporation, Convertible	5.000%		B+	$607,725
	Total Convertible Preferred Securities (cost $620,500)				607,725

Shares	Description (1)	Coupon		Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 1.1%

	Capital Markets – 0.2%

47,500	Goldman Sachs Group Inc.	1.307%		Baa2	$921,975

10,000	Morgan Stanley, Series 2006A	4.000%		BB+	187,000
	Total Capital Markets				1,108,975
	Commercial Banks – 0.2%

1,330,000	Barclays Bank PLC, (13)	4.750%		BBB	985,966

14,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	261,100
	Total Commercial Banks				1,247,066
	Diversified Financial Services – 0.1%

28,000	Citigroup Capital Trust XI	6.000%		Baa3	661,920
	Insurance – 0.6%

84,500	Aspen Insurance Holdings Limited	7.401%		BBB–	2,177,565

73,140	Endurance Specialty Holdings Limited	7.500%		BBB–	1,888,475
	Total Insurance				4,066,040
	Thrifts & Mortgage Finance – 0.0%

217,000	Federal National Mortgage Association	4.700%		Ca	299,459
	Total $25 Par (or similar) Preferred Securities (cost $12,549,416)				7,383,460

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 56.5%

	Aerospace & Defense – 0.9%

$2,140	Exelis, Inc., 144A	5.550%	10/01/21	BBB+	$2,225,127

2,280	Huntington Ingalls Industries Inc.	7.125%	3/15/21	BB	2,442,450

Nuveen Investments	67

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Aerospace & Defense (continued)

$850	Martin Marietta Materials	6.600%	4/15/18	BBB+	$925,438

300	Textron Inc.	7.250%	10/01/19	BBB–	344,411
5,570	Total Aerospace & Defense				5,937,426
	Airlines – 1.2%

1,275	Air Canada, 144A, (4)	9.250%	8/01/15	B+	1,243,125

1,315	American Airlines Pass Through Trust 2011-2, (4)	8.625%	4/15/23	BBB–	1,387,325

1,213	American West Airlines Pass Through Certificates, Series 2001-1	8.057%	1/02/22	BBB	1,255,533

1,700	Delta Airlines, (4)	5.300%	4/15/19	A–	1,812,625

1,040	Northwest Airlines Trust Pass Through Certificates 2007-1	7.027%	11/01/19	Baa1	1,090,450

1,169	United Airlines Pass Through Trust, Series 2007	6.636%	1/02/24	Baa3	1,238,989
7,712	Total Airlines				8,028,047
	Auto Components – 0.2%

1,555	Dana Holding Corporation	6.500%	2/15/19	BB	1,648,300
	Automobiles – 0.7%

2,920	Chrysler GP/CG Company, (4)	8.000%	6/15/19	B	2,934,600

1,350	Ford Motor Credit Company	6.625%	8/15/17	BBB–	1,495,980
4,270	Total Automobiles				4,430,580
	Beverages – 0.8%

1,560	Pernod-Ricard SA, 144A	5.750%	4/07/21	BBB–	1,727,709

3,280	SABMiller Holdings Inc., 144A, (4)	3.750%	1/15/22	BBB+	3,336,944
4,840	Total Beverages				5,064,653
	Biotechnology – 0.3%

1,807	STHI Holding Corporation, 144A	8.000%	3/15/18	B	1,915,420
	Building Products – 0.1%

1,000	Associated Materials Inc., (4)	9.125%	11/01/17	B–	972,500
	Capital Markets – 4.3%

505	Goldman Sachs Group, Inc.	5.500%	11/15/14	A1	540,730

8,030	Goldman Sachs Group, Inc., (4)	6.000%	6/15/20	A1	8,449,222

1,890	Goldman Sachs Group, Inc.	5.250%	7/27/21	A1	1,870,941

4,625	Morgan Stanley	6.625%	4/01/18	A2	4,870,190

750	Morgan Stanley	7.300%	5/13/19	A2	807,122

150	Morgan Stanley	5.625%	9/23/19	A2	148,263

2,475	Morgan Stanley	5.750%	1/25/21	A2	2,429,910

7,405	Morgan Stanley, (4)	5.500%	7/28/21	A2	7,236,788

235	State Street Corporation	4.956%	3/15/18	A3	245,403

1,410	UBS AG Stamford, (4)	4.875%	8/04/20	Aa3	1,465,399
27,475	Total Capital Markets				28,063,968
	Chemicals – 1.7%

190	Airgas, Inc.	4.500%	9/15/14	BBB	203,512

1,625	Braskem Finance Limited, 144A	5.750%	4/15/21	BBB–	1,701,050

1,125	Ecolab Inc., (4)	4.350%	12/08/21	BBB+	1,192,631

1,350	Georgia Gulf Corporation, (4)	9.000%	1/15/17	BB	1,498,500

1,430	Huntsman International LLC, Convertible Bond, Series 2011, (4)	8.625%	3/15/21	B+	1,605,175

1,915	Incitec Pivot Finance, 144A	6.000%	12/10/19	BBB	2,036,022

1,000	Omonva Solutions Inc.	7.875%	11/01/18	B2	957,500

68	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Chemicals (continued)

$225	Rhodia SA, 144A	6.875%	9/15/20	BBB+	$247,500

750	Sinochem Overseas Capital Limited	4.500%	11/12/20	Baa1	715,514

1,175	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B–	1,222,000
10,785	Total Chemicals				11,379,404
	Commercial Banks – 3.3%

1,330	Banco Bradesco S.A. Grand Cayman, 144A, (4)	4.125%	5/16/16	Baa1	1,373,225

2,000	Bancolombia SA	5.950%	6/03/21	Baa2	2,117,500

1,000	BBVA Bancomer SA Texas, 144A	4.500%	3/10/16	A1	1,030,000

1,985	BNP Paribas	5.000%	1/15/21	AA–	2,003,395

2,360	HSBC Holdings PLC	6.800%	6/01/38	AA–	2,702,377

1,230	ING Bank NV, 144A	3.750%	3/07/17	Aa3	1,218,281

3,790	Rabobank Nederland	3.875%	2/08/22	Aaa	3,665,203

2,100	Royal Bank of Scotland Group PLC	6.400%	10/21/19	A	2,202,444

2,120	Russian Agricultural Bank, 144A	7.750%	5/29/18	Baa1	2,401,939

2,350	Sovereign Bank	8.750%	5/30/18	A3	2,751,493
20,265	Total Commercial Banks				21,465,857
	Commercial Services & Supplies – 1.0%

1,590	Covanta Energy Corporation, Synthetic Letter of Credit	6.375%	10/01/22	BB	1,615,418

1,070	Donnelley & Son Company	7.625%	6/15/20	BB+	1,035,225

3,805	International Lease Finance Corporation	5.875%	4/01/19	BBB–	3,677,357
6,465	Total Commercial Services & Supplies				6,328,000
	Communications Equipment – 0.2%

1,150	Goodman Networks Inc., 144A	12.125%	7/01/18	B+	1,155,750
	Computers & Peripherals – 0.1%

645	Hewlett Packard Company	4.650%	12/09/21	A	674,757
	Consumer Finance – 0.9%

910	Ally Financial Inc.	7.500%	9/15/20	BB–	982,800

185	American Express Credit Corporation	7.300%	8/20/13	A+	200,190

1,615	Capital One Bank	8.800%	7/15/19	Baa1	1,974,643

185	Capital One Financial Corporation	7.375%	5/23/14	A–	204,790

1,975	Discover Financial Services	10.250%	7/15/19	BBB	2,592,780
4,870	Total Consumer Finance				5,955,203
	Containers & Packaging – 0.2%

1,500	Reynolds Group, 144A	7.125%	4/15/19	BB–	1,563,750
	Diversified Consumer Services – 0.5%

3,015	Bank of America Corporation	5.700%	1/24/22	A	3,191,631
	Diversified Financial Services – 5.8%

1,370	Bank of America Corporation	3.750%	7/12/16	A	1,376,827

2,615	Bank of America Corporation	5.750%	12/01/17	A	2,804,569

5,985	Bank of America Corporation	5.875%	1/05/21	A	6,331,172

2,765	Citigroup Inc.	6.125%	8/25/36	BBB+	2,657,364

300	Citigroup Inc.	6.875%	3/05/38	A	346,380

975	CNH Capital LLC, 144A, (4)	6.250%	11/01/16	BB	1,045,688

2,885	Countrywide Financial Corporation, Convertible Bond, 144A	6.250%	5/15/16	BBB+	3,006,366

65	General Electric Capital Corporation, (4)	5.625%	9/15/17	AA+	75,672

Nuveen Investments	69

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Diversified Financial Services (continued)

$1,000	General Electric Capital Corporation, (4)	5.300%	2/11/21	AA	$1,083,033

2,545	General Electric Capital Corporation	6.875%	1/10/39	AA+	3,142,922

200	ING Bank NV, 144A	4.000%	3/15/16	Aa3	202,460

1,350	JPMorgan Chase & Company	4.250%	10/15/20	Aa3	1,382,219

1,685	JPMorgan Chase & Company	4.350%	8/15/21	Aa3	1,721,622

10,215	JPMorgan Chase & Company	4.500%	1/24/22	Aa3	10,627,063

2,280	JPMorgan Chase & Company	6.400%	5/15/38	Aa3	2,711,314
36,235	Total Diversified Financial Services				38,514,671
	Diversified Telecommunication Services – 2.8%

2,050	AT&T, Inc.	5.550%	8/15/41	A2	2,272,267

2,780	Brasil Telecom SA, 144A	5.750%	2/10/22	Baa2	2,859,925

300	CenturyLink Inc.	6.150%	9/15/19	Baa3	311,440

2,360	CenturyLink Inc.	5.800%	3/15/22	Baa3	2,304,564

1,545	Embarq Corporation	7.082%	6/01/16	Baa3	1,740,011

1,355	Frontier Communications Corporation	8.500%	4/15/20	BB+	1,426,138

2,250	Telecom Italia Capital S.p.A	7.175%	6/18/19	BBB	2,396,250

215	Telecom Italia Capital	5.250%	10/01/15	BBB	221,988

5,270	Telefonica Emisiones SAU, (4)	5.462%	2/16/21	BBB+	5,123,310
18,125	Total Diversified Telecommunication Services				18,655,893
	Electric Utilities – 1.3%

35	American Electric Power	5.250%	6/01/15	BBB	38,176

1,485	Comision Federal de Electricidad of the United States of Mexcio, 144A	4.875%	5/26/21	Baa1	1,574,100

1,250	Energy Future Intermediate Holding Company LLC	10.000%	12/01/20	B	1,362,500

2,230	FirstEnergy Solutions Corporation, (4)	6.050%	8/15/21	BBB	2,502,847

2,630	MidAmerican Energy Holdings Company	6.125%	4/01/36	BBB+	3,126,270

10	Progress Energy, Inc.	7.000%	10/30/31	BBB	12,708

450	Texas Competitive Electric Holdings, 144A	11.500%	10/01/20	B2	293,625
8,090	Total Electric Utilities				8,910,226
	Electronic Equipment & Instruments – 0.3%

845	Avnet Inc.	5.875%	6/15/20	BBB–	913,743

1,090	Ingram Micro Inc.	5.250%	9/01/17	BBB–	1,149,020
1,935	Total Electronic Equipment & Instruments				2,062,763
	Energy Equipment & Services – 1.4%

1,985	Diamond Offshore Drilling Inc.	5.700%	10/15/39	A–	2,209,696

325	Ensco PLC, (4)	4.700%	3/15/21	BBB+	350,637

85	Nabors Industries Inc.	9.250%	1/15/19	BBB+	109,117

1,590	Nabors Industries Inc., (4)	5.000%	9/15/20	BBB	1,706,762

1,820	Rowan Companies Inc., (4)	7.875%	8/01/19	BBB–	2,172,195

1,000	Transocean Inc., (4)	6.375%	12/15/21	BBB–	1,125,168

1,385	Weatherford International Limited	7.000%	3/15/38	BBB	1,557,470
8,190	Total Energy Equipment & Services				9,231,045
	Food & Staples Retailing – 0.1%

200	Albertson’s, Inc.	8.700%	5/01/30	B	164,000

260	CVS Caremark Corporation	3.250%	5/18/15	BBB+	275,576
460	Total Food & Staples Retailing				439,576

70	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Food Products – 1.0%

$3,410	Bunge Limited Finance Company	4.100%	3/15/16	Baa2	$3,558,686

1,175	JBS Finance II Limited, 144A, (4)	8.250%	1/29/18	BB	1,196,738

700	MHP SA, 144A	10.250%	4/29/15	B	672,000

1,000	Mriya Agro Holding PLC, 144A	10.950%	3/30/16	B	905,000
6,285	Total Food Products				6,332,424
	Gas Utilities – 0.2%

1,387	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	1,407,805

25	Ferrellgas LP	6.500%	5/01/21	B+	22,563
1,412	Total Gas Utilities				1,430,368
	Health Care Providers & Services – 0.7%

1,235	Community Health Systems, Inc., 144A, (4)	8.000%	11/15/19	B	1,278,225

1,125	HCA Holdings Inc., (4)	7.750%	5/15/21	B–	1,162,969

1,575	UnitedHealth Group Incorporated	6.875%	2/15/38	A–	2,066,548
3,935	Total Health Care Providers & Services				4,507,742
	Hotels, Restaurants & Leisure – 0.1%

400	Isle of Capri Casinos, Inc.	7.750%	3/15/19	B–	404,000
	Household Durables – 0.5%

1,000	Agile Property Holdings Limited, (4)	8.875%	4/28/17	BB	930,000

1,000	Desarrolla Homex S.A.B. de CV, 144A, (4)	9.750%	3/25/20	BB–	1,060,000

1,250	KB Home, (4)	8.000%	3/15/20	B+	1,237,500

155	MDC Holdings Inc.	5.625%	2/01/20	Baa3	152,649
3,405	Total Household Durables				3,380,149
	Independent Power Producers & Energy Traders – 0.3%

2,010	Constellation Energy Group, (4)	5.150%	12/01/20	BBB+	2,213,498
	Insurance – 3.5%

2,475	AFLAC Insurance	6.450%	8/15/40	A–	2,755,707

2,510	Allied World Assurance Holdings Limited	7.500%	8/01/16	BBB+	2,874,623

100	Berkshire Hathaway Finance Corporation, (4)	5.400%	5/15/18	AA+	118,134

2,955	Genworth Financial Inc.	6.515%	5/22/18	BBB	3,054,483

2,645	Hartford Financial Services Group Inc.	6.000%	1/15/19	BBB	2,889,284

1,705	Liberty Mutual Group, (4)	7.000%	3/15/37	Baa3	1,534,500

2,395	Lincoln National Corporation	8.750%	7/01/19	A–	3,031,763

1,600	MetLife Inc., (4)	6.750%	6/01/16	A–	1,900,901

75	MetLife Inc.	7.717%	2/15/19	A–	94,626

840	Pacific LifeCorp.	6.000%	2/10/20	BBB+	915,656

1,650	Prudential Financial Inc.	5.500%	3/15/16	A	1,840,064

170	Prudential Financial Inc.	7.375%	6/15/19	A	210,140

160	Prudential Financial Inc.	5.900%	3/17/36	A	173,093

1,830	UnumProvident Corporation, (4)	5.625%	9/15/20	BBB	1,936,775
21,110	Total Insurance				23,329,749
	IT Services – 0.0%

150	First Data Corporation, 144A	8.750%	1/15/22	B–	144,750
	Marine – 0.1%

960	Navios Maritime Acquisition Corporation, (4)	8.625%	11/01/17	B	864,000

Nuveen Investments	71

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Media – 3.2%

$1,975	British Sky Broadcasting Group PLC	6.100%	2/15/18	BBB+	$2,316,722

1,790	Comcast Corporation	6.400%	5/15/38	BBB+	2,134,471

1,935	DIRECTV Holdings LLC	5.200%	3/15/20	BBB	2,127,918

2,515	NBC Universal Media LLC	4.375%	4/01/21	BBB+	2,693,930

2,750	News America Holdings Inc., (4)	6.650%	11/15/37	BBB+	3,205,499

870	TCM Sub LLC	3.550%	1/15/15	A–	919,454

405	Time Warner Cable Inc.	6.550%	5/01/37	BBB	468,986

1,515	Time Warner Cable Inc.	5.875%	11/15/40	BBB	1,632,379

1,500	Time Warner Inc., (4)	4.750%	3/29/21	BBB	1,647,375

1,750	Time Warner Inc.	6.100%	7/15/40	BBB	1,958,525

1,625	Viacom Inc.	6.875%	4/30/36	BBB+	2,042,552
18,630	Total Media				21,147,811
	Metals & Mining – 6.0%

4,180	Alcoa Inc., (4)	5.400%	4/15/21	BBB–	4,319,261

1,515	Alrosa Finance SA, 144A	7.750%	11/03/20	BB–	1,617,263

2,690	Anglogold Holdings PLC	6.500%	4/15/40	Baa2	2,553,125

855	ArcelorMittal	6.250%	2/25/22	BBB	864,490

3,450	ArcelorMittal	7.000%	10/15/39	BBB	3,295,223

2,860	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB–	2,946,864

950	FMG Resources, 144A, (4)	6.000%	4/01/17	BB+	940,500

1,500	Fosun International Limited, 144A, (4)	7.500%	5/12/16	BB+	1,402,500

2,420	Freeport McMoRan Copper & Gold, Inc.	3.550%	3/01/22	BBB	2,324,212

925	Hidili Industry Internationl Development Limited, 144A	8.625%	11/04/15	B+	797,813

1,035	JMC Steel Group, 144A, (4)	8.250%	3/15/18	B	1,076,400

830	Mirabela Nickel Limited, 144A, (4)	8.750%	4/15/18	B2	713,800

2,610	Newmont Mining Corporation	3.500%	3/15/22	BBB+	2,514,503

1,515	Southern Copper Corporation	7.500%	7/27/35	BBB	1,776,207

1,910	Taseko Mines Limited	7.750%	4/15/19	B	1,819,275

1,775	Teck Resources Limited	6.125%	10/01/35	BBB	1,897,619

1,140	Teck Resources Limited	6.250%	7/15/41	BBB	1,236,736

1,275	Thompson Creek Metals Company	7.375%	6/01/18	CCC+	1,185,750

2,410	Vale Overseas Limited	6.875%	11/10/39	A–	2,815,169

1,220	Vedanta Resources PLC, 144A	9.500%	7/18/18	BB	1,232,200

1,765	Xstrata Finance Canada Limited, 144A	6.900%	11/15/37	BBB+	2,011,101
38,830	Total Metals & Mining				39,340,011
	Multiline Retail – 0.5%

1,425	J.C. Penney Corporation Inc., (4)	5.650%	6/01/20	Ba1	1,392,938

1,840	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB	1,845,364
3,265	Total Multiline Retail				3,238,302
	Multi-Utilities – 0.0%

5	PSE&G Power LLC	8.625%	4/15/31	Baa1	7,097
	Oil, Gas & Consumable Fuels – 5.8%

240	Amerada Hess Corporation	7.125%	3/15/33	BBB	302,715

1,235	Anadarko Petroleum Corporation	6.375%	9/15/17	BBB–	1,467,448

1,870	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB–	2,118,931

72	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Oil, Gas & Consumable Fuels (continued)

$750	Berau Coal Energy Tbk PT, 144A, (4)	7.250%	3/13/17	BB–	$753,750

1,700	Canadian Oil Sands Trust	7.750%	5/15/19	BBB	2,072,609

1,424	Carrizo Oil and Gas Inc., (4)	8.625%	10/15/18	B	1,498,760

500	Deep Drilling 7 & 8 PT	14.250%	3/05/15	N/R	507,510

195	Enbridge Energy Partners LP	5.200%	3/15/20	BBB	216,422

50	Energy XXI Gulf Coast Inc., 144A	9.250%	12/15/17	B	54,125

1,285	Exco Resources Inc., (4)	7.500%	9/15/18	B3	1,143,650

1,375	Husky Energy Inc.	6.200%	9/15/17	BBB+	1,627,025

600	Kinder Morgan Energy Partners, L.P.	6.950%	1/15/38	BBB	685,214

250	Kinder Morgan Energy Partners, L.P.	6.500%	9/01/39	BBB	277,813

2,625	Lukoil International Finance, 144A	6.125%	11/09/20	Baa2	2,782,500

1,150	Martin Mid-Stream Partners LP Finance	8.875%	4/01/18	B	1,184,500

2,500	Nexen Inc.	6.400%	5/15/37	BBB–	2,748,695

1,120	Noble Energy Inc.	4.150%	12/15/21	BBB	1,144,768

1,735	OGX Petroleo e Gas Participacoes SA, 144A, (4)	8.500%	6/01/18	B1	1,802,665

1,000	PetroBakken Energy Limited, 144A, (4)	8.625%	2/01/20	CCC+	1,042,500

1,770	Petrobras International Finance Company	6.875%	1/20/40	A3	2,079,522

1,275	Petro-Canada	6.800%	5/15/38	BBB+	1,626,739

1,600	Reliance Holdings USA Inc., 144A, (4)	5.400%	2/14/22	BBB	1,591,675

1,600	Seadrill Limited	6.500%	10/05/15	N/R	1,600,000

175	SM Energy Company	6.625%	2/15/19	BB	185,500

545	Southern Union Company	0.567%	11/01/66	Ba1	477,556

1,445	Southwestern Energy Company, 144A	4.100%	3/15/22	BBB–	1,432,362

100	Stone Energy Corporation	8.625%	2/01/17	B	104,500

245	SunCor Energy Inc.	6.100%	6/01/18	BBB+	294,392

2,670	Transcapitalinvest LP	5.670%	3/05/14	Baa1	2,837,543

2,475	Valero Energy Corporation, (4)	6.125%	2/01/20	BBB	2,843,500
35,504	Total Oil, Gas & Consumable Fuels				38,504,889
	Paper & Forest Products – 0.6%

1,860	International Paper Company	8.700%	6/15/38	BBB	2,520,998

1,150	Tembec Industries, Inc., (4)	11.250%	12/15/18	B–	1,219,000

8	Westvaco Corporation	8.200%	1/15/30	BBB	8,860
3,018	Total Paper & Forest Products				3,748,858
	Pharmaceuticals – 0.4%

2,580	Valeant Pharmaceuticals International, 144A	6.875%	12/01/18	BB–	2,599,350
	Real Estate Investment Trust – 1.6%

1,820	HCP Inc.	3.750%	2/01/19	BBB+	1,809,291

1,420	Plum Creek Timberlands LP	4.700%	3/15/21	BBB	1,435,685

2,125	Prologis Inc., (4)	6.875%	3/15/20	Baa2	2,440,954

1,825	Simon Property Group, L.P., (4)	5.650%	2/01/20	A–	2,089,036

2,975	Vornado Realty LP, (4)	4.250%	4/01/15	BBB	3,119,258
10,165	Total Real Estate Investment Trust				10,894,224
	Real Estate Management & Development – 0.3%

500	Central China Real Estate Limited, 144A	12.250%	10/20/15	B+	482,500

1,500	Country Garden Holding Company, 144A, (4)	11.125%	2/23/18	BB–	1,462,500
2,000	Total Real Estate Management & Development				1,945,000

Nuveen Investments	73

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Road & Rail – 0.2%

$1,000	Hertz Corporation	7.375%	1/15/21	BB–	$1,065,000
	Semiconductors & Equipment – 0.1%

840	Intel Corporation	4.800%	10/01/41	A+	894,771
	Specialty Retail – 0.4%

2,220	O’Reilly Automotive Inc.	4.875%	1/14/21	BBB	2,372,725
	Thrifts & Mortgage Finance – 0.3%

1,855	WEA Finance LLC, 144A	4.625%	5/10/21	A2	1,876,505
	Tobacco – 1.2%

815	Altria Group Inc.	4.750%	5/05/21	Baa1	876,070

3,125	Altria Group Inc.	9.950%	11/10/38	Baa1	4,753,271

1,590	Lorillard Tobacco	8.125%	6/23/19	Baa2	1,974,138
5,530	Total Tobacco				7,603,479
	Transportation Infrastructure – 0.4%

2,550	Asciano Finance Limited, 144A, (4)	5.000%	4/07/18	Baa2	2,633,807
	U.S. Agency – 0.0%

190	Tennessee Valley Authority	5.250%	9/15/39	Aaa	227,810
	Wireless Telecommunication Services – 1.0%

2,195	American Tower Company, (4)	5.050%	9/01/20	Baa3	2,268,090

800	Digicel Limited, 144A, (4)	7.000%	2/15/20	B	813,999

1,275	NII Capital Corporation	8.875%	12/15/19	B+	1,335,562

950	VimpelCom Limited/VIP Finance Ireland, 144A	9.125%	4/30/18	BB	1,037,874
1,000	Wind Acquisition Finance SA, 144A	7.250%	2/15/18	BB+	942,499
6,220	Total Wireless Telecommunication Services				6,398,024
$350,028	Total Corporate Bonds (cost $352,638,654)				372,693,763

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS – 0.5%

	Health Care Equipment & Supplies – 0.5%

$3,050	Boston Properties Limited Partnership	4.125%	5/15/21	A–	$3,130,862
$3,050	Total Convertible Bonds (cost $3,055,515)				3,130,862

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CAPITAL PREFERRED SECURITIES – 3.1%

	Capital Markets – 0.2%

$1,495	Goldman Sachs Capital II	5.793%	6/01/43	Baa2	$1,025,944
	Commercial Banks – 0.8%

5,585	Wachovia Capital Trust III, (4)	5.570%	3/15/42	BBB+	5,277,825
	Consumer Finance – 0.0%

235	Capital One Capital III Corporation	7.686%	8/01/66	Baa3	236,469
	Diversified Financial Services – 1.1%

3,075	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,104,213

4,030	General Electric Capital Corporation	6.375%	11/15/17	AA–	4,110,600
7,105	Total Diversified Financial Services				7,214,813

74	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Insurance – 0.8%

$2,050	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	$1,875,750

1,620	Lincoln National Corporation, (4)	6.050%	4/20/17	BBB	1,510,650

1,860	ZFS Finance USA Trust V	0.000%	5/09/67	A	1,794,900
5,530	Total Insurance				5,181,300
	Marine – 0.2%

1,500	OSX Leasing BV, 144A	9.250%	3/20/15	N/A	1,548,749
$21,450	Total Capital Preferred Securities (cost $20,239,021)				20,485,100

Principal Amount (000)	Description (1)		Optional Call Provisions (5)	Ratings (3)	Value
	MUNICIPAL BONDS – 0.6%

	Illinois – 0.6%

$3,840	Illinois State, General Obligation Bonds, Taxable Series 2011, 5.877%, 3/01/19		No Opt. Call	A+	$4,227,187
$3,840	Total Municipal Bonds (cost $3,840,000)				4,227,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.2%

$225	U.S. Treasury Bonds, (4)	5.250%	11/15/28	Aaa	$294,012

450	U.S. Treasury Bonds, (4)	4.750%	2/15/37	Aaa	569,531

455	U.S. Treasury Bonds, (4)	3.500%	2/15/39	Aaa	472,702
$1,130	Total U.S. Government and Agency Obligations (cost $1,106,437)				1,336,245

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 34.2%

$1,834	321 Henderson Receivables LLC, Series 2010-3A	3.820%	12/15/48	Aaa	$1,832,980

2,925	American Home Mortgage Advance Trust, Revovling Pool Receivables, Series SART-3	3.720%	3/13/44	AAA	2,932,313

1,425	American Homes Mortgage Advance Trust, Series 2011-SART1	5.920%	5/10/43	BBB	1,428,563

2,270	AmeriCold LLC Trust, Series 2010	6.811%	1/14/29	A	2,567,127

550	AmeriCredit Automobile Receivables Trust, Series 2010-4	1.990%	10/08/15	Aaa	555,091

3,821	Master RePerforming Loan Trust 2005-1	7.500%	8/25/34	BB	3,988,391

691	Bank of America Alternative Loan Trust. Mortgage Pass-Through Certificates, Series 2007-1	6.706%	4/25/37	C	35,609

65	Bank of America Alternative Loan Trust, Series 2005-5 2 CB1	6.000%	6/25/35	Caa1	51,400

19	Bank of America Auto Trust, Series 2009- 2A, 144A	2.130%	9/15/13	AAA	18,800

104	Bank of America Auto Trust, Series 2010-1A	1.390%	3/15/14	AAA	104,204

350	Bank of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4	4.933%	7/10/45	AAA	382,907

800	BMW Vehicle Owners Trust, Series 2010-A	2.100%	10/25/16	AAA	814,575

275	CarMax Auto Owner Trust 2010-3	2.000%	5/16/16	Aaa	277,650

425	Chrysler Financial Auto Securtization Trust, Series 2010A	1.650%	11/08/13	AA	424,660

550	CitiBank Credit Card Issuance Trust, Series 2009-A5	2.250%	12/23/14	AAA	556,973

802	Citigroup Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-CD4	5.205%	12/11/49	AAA	808,774

Nuveen Investments	75

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE–BACKED (continued)

$46	CNH Equipment Trust 2010-A	1.540%	7/15/14	AAA	$45,768

1,805	Commercial Mortgage Pass-Through Certificates, Series2006-CN2A	5.449%	2/05/19	AAA	1,755,316

2,600	Countrywide ABS Asset-Backed Certificate Trust 2007-9	0.372%	6/25/47	BB+	2,333,357

680	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2004-24CB	5.000%	11/25/19	BB+	681,346

965	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-19CB	6.000%	8/25/36	CCC	724,202

1,537	Countrywide Asset-Backed Certificates Trust, Series 2006-25	0.362%	6/25/47	AAA	1,373,279

2,195	Countrywide Hoen Loans, Asset Backed Certificates Series 2007-7	0.402%	10/25/47	AAA	1,690,729

765	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-2	2.866%	2/25/34	BB	745,979

336	Credit Suisse First Boston Mortgage Securities Corporation, Mortgage-Backed Pass-Through Certificates, Series 2003-23	5.750%	9/25/33	AAA	347,242

500	CS First Boston Mortgage Securities Corporation, Commercial Mortgage Pass- Through Certificates, Series 2004-C1	4.750%	1/15/37	AAA	524,866

10	Daimler Chrysler Auto Trust 2008B	5.320%	11/08/14	AAA	10,307

1,850	DBUBS Mortgage Trust, Commercial Mortgage Pass Through Certificates, Series 2011-LC3A	3.642%	8/12/44	Aaa	1,977,609

2,225	Extended Stay America Trust 2010-EHSA	4.860%	11/05/27	A	2,252,888

1,636	Fannie Mae Mortgage Interest Strips	5.000%	10/01/35	Aaa	175,748

933	Fannie Mae Mortgage Pool 255628	5.500%	2/01/25	AAA	1,026,126

3,488	Fannie Mae Mortgage Pool 255956	5.500%	10/01/25	AAA	3,832,787

832	Fannie Mae Mortgage Pool 256890	6.000%	9/01/37	Aaa	912,562

962	Fannie Mae Mortgage Pool 257307	6.000%	8/01/38	Aaa	1,061,195

3,117	Fannie Mae Mortgage Pool 725027	5.000%	11/01/33	AAA	3,374,763

477	Fannie Mae Mortgage Pool 725205	5.000%	3/01/34	AAA	516,750

394	Fannie Mae Mortgage Pool 725250	5.000%	3/01/34	Aaa	426,859

177	Fannie Mae Mortgage Pool 725553	2.189%	9/01/33	Aaa	186,065

698	Fannie Mae Mortgage Pool 725773	5.500%	9/01/34	AAA	765,549

256	Fannie Mae Mortgage Pool 735060	6.000%	11/01/34	Aaa	284,569

106	Fannie Mae Mortgage Pool 735606	2.557%	5/01/35	Aaa	111,402

263	Fannie Mae Mortgage Pool 745101	6.000%	4/01/32	Aaa	287,653

614	Fannie Mae Mortgage Pool 745324	6.000%	3/01/34	AAA	686,018

524	Fannie Mae Mortgage Pool 745548	2.361%	1/01/35	AAA	553,826

173	Fannie Mae Mortgage Pool 824163	5.500%	4/01/35	Aaa	189,885

578	Fannie Mae Mortgage Pool 831377	6.500%	4/01/36	AAA	652,394

128	Fannie Mae Mortgage Pool 838948	2.154%	8/01/35	Aaa	135,405

465	Fannie Mae Mortgage Pool 843435	5.500%	6/01/33	AAA	510,714

280	Fannie Mae Mortgage Pool 852909	6.500%	4/01/36	AAA	316,352

1	Fannie Mae Mortgage Pool 889618	5.500%	5/01/38	Aaa	999

766	Fannie Mae Mortgage Pool 893318	6.500%	8/01/36	AAA	864,473

1,462	Fannie Mae Mortgage Pool 897129	6.500%	9/01/36	AAA	1,649,147

100	Fannie Mae Mortgage Pool 905597	6.002%	12/01/36	Aaa	108,805

535	Fannie Mae Mortgage Pool 918883	5.500%	4/01/37	AAA	583,820

4,447	Fannie Mae Mortgage Pool 932323	4.500%	12/01/39	Aaa	4,731,066

656	Fannie Mae Mortgage Pool 944340	6.000%	6/01/37	Aaa	723,689

285	Fannie Mae Mortgage Pool 946228	6.132%	9/01/37	Aaa	310,174

1	Fannie Mae Mortgage Pool 985344	5.500%	7/01/38	Aaa	981

76	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE–BACKED (continued)

$1,556	Fannie Mae Mortgage Pool AA0005	5.500%	11/01/38	AAA	$1,697,172

2,123	Fannie Mae Mortgage Pool AA0889	5.500%	12/01/38	AAA	2,315,306

4,981	Fannie Mae Mortgage Pool AB1959	4.000%	12/01/40	Aaa	5,254,248

5,256	Fannie Mae Mortgage Pool AC1877	4.500%	9/01/39	Aaa	5,591,890

2,891	Fannie Mae Mortgage Pool AD0205	6.000%	9/01/39	Aaa	3,188,552

1,306	Fannie Mae Mortgage Pool AD8529	4.500%	8/01/40	Aaa	1,391,192

12,834	Fannie Mae Mortgage Pool AH1420	4.000%	1/01/41	AAA	13,464,987

1,537	Fannie Mae Mortgage Pool AL1187	5.500%	7/01/24	Aaa	1,676,437

8,039	Fannie Mae Mortgage Pool MA0583	4.000%	11/01/40	Aaa	8,433,643

6,750	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.500%	TBA	AAA	6,931,406

18,885	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.000%	TBA	Aaa	19,799,742

9,110	Fannie Mae TBA Mortgage Pool, (WI/DD)	4.500%	TBA	Aaa	9,689,340

6,125	Fannie Mae TBA Mortgage Pool, (WI/DD)	5.000%	TBA	Aaa	6,615,957

4,195	Fannie Mae TBA Mortgage Pool, (WI/DD)	5.500%	TBA	Aaa	4,570,583

7,275	Fannie Mae TBA Mortgage Pool, (WI/DD)	6.000%	TBA	Aaa	8,015,004

2,736	FDIC Structures Sale Guaranteed Notes, Series 2010-S1	0.791%	3/02/48	AAA	2,736,270

28	Federal Home Loan Mortgage Corporation, Mortgage Pool 1B3220	2.669%	1/01/37	AAA	30,442

57	Federal Home Loan Mortgage Corporation, Series 2376	5.500%	11/15/16	Aaa	61,742

290	Ford Credit Auto Owner Trust 10A	2.930%	11/15/15	AAA	301,173

2,950	Fosse Master Issuer PLC, Residential Mortgage Pool, Series 2011-1A	1.965%	10/19/54	AAA	2,966,974

1,054	Freddie Mac Gold Pool 1K1238	2.498%	7/01/36	AAA	1,112,352

572	Freddie Mac Gold Pool 1L0117	2.695%	10/01/29	AAA	582,507

484	Freddie Mac Gold Pool 847240	2.341%	7/01/30	Aaa	511,019

326	Freddie Mac Gold Pool 847411	2.211%	5/01/33	AAA	343,433

2,412	Freddie Mac Gold Pool 848289	2.456%	5/01/38	AAA	2,553,423

803	Freddie Mac Mortgage Pool, Various A17212	6.500%	7/01/31	Aaa	918,077

531	Freddie Mac Mortgage Pool, Various H09059	7.000%	8/01/37	Aaa	603,609

65	Freddie Mac Non Gold Participation Certificates 847681	6.212%	12/01/36	Aaa	69,825

132	General Electric Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-2	5.349%	8/11/36	AAA	132,511

850	General Electric Capital Credit Card Master Note Trust Series 2010-3	2.210%	6/15/16	Aaa	866,362

1,622	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2006-GG6	5.506%	4/10/38	AAA	1,646,754

1,390	Goldman Sachs Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2007-GG10, (4)	5.980%	8/10/45	AAA	1,542,479

3,135	Goldman Sachs Mortgage Securities Corporation II, Commerical Mortgage Pass-Through Certificates, Series 2006-GG8	5.560%	11/14/39	Aaa	3,531,938

2,239	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-1	6.738%	3/25/43	Ba3	1,927,522

2,013	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-4F	5.774%	5/25/35	CC	1,293,058

1,929	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2005-AR1	3.047%	1/25/35	CC	766,929

492	Government National Mortgage Assocation, Guaranteed REMIC Pass Through Securities and MX Securities Trust	4.500%	5/16/38	Aaa	524,648

2,145	Government National Mortgage Association TBA Mortgage Backed Securities, (WI/DD)	5.000%	TBA	Aaa	2,368,884

302	Green Tree Fiancial Manufactured Housing Loans, Series 2008-MH1	7.000%	4/25/38	AAA	303,466

Nuveen Investments	77

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	ASSET-BACKED AND MORTGAGE–BACKED (continued)

$61	Green Tree Financial Corporation, Manufactured Housing Contract Pass Through Certificates Series 1996-8	8.050%	11/15/26	AAA	$62,646

2,086	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 2005-GG5	5.117%	4/10/37	AAA	2,093,936

650	Greenwich Capital Commercial Funding Corporation, Commercial Mortgage Pass Through Certificates, Series 2007-GG11	5.736%	12/10/49	AAA	717,513

87	GRMT Mortgage Loan Trust 2001-1A	8.272%	7/20/31	A	81,409

360	Hertz Vehicle Financing LLC Series 2009	4.260%	3/25/14	Aaa	368,763

67	Hyundai Auto Receivables Trust 2009A	2.030%	8/15/13	AAA	67,618

2,068	Impac Secured Assets Corporation, Mortgage Pass-Through Certificates, Series 2000-3	8.000%	10/25/30	B	1,917,635

461	IndyMac INDX Mortgage Loan Trust, Pass Through Certificates, Series 2005-AR1	2.723%	3/25/35	AAA	408,750

266	JPMorgan Mortage Trust, Mortgage Pass-Through Certificates, Series 2006-A7	5.660%	1/25/37	C	15,820

1,666	JPMorgan Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-S1	0.522%	6/25/37	CCC	1,204,660

4,013	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2010-C1	3.853%	6/15/43	Aaa	4,234,821

3,845	JPMorgan Chase Commerical Mortgage Trust, Commerical Mortage Pass Through Certificates, Series 2011-C4	4.106%	7/17/46	AAA	4,119,225

1,204	LB-UBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-C7	5.103%	11/18/30	AAA	1,204,047

1,736	Lehman Mortgage Trust, Mortgage Pass Through Certificates, Series 2008-6	5.805%	4/25/38	A	1,659,079

230	Merrill Lynch Mortgage Investors Inc, Commercial Mortgage Pass-Through Certificates, Series 2006	5.204%	12/12/49	A1	225,874

4,570	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-IQ12	5.332%	12/15/43	AAA	5,141,890

508	National Credit Union Adminstration Guaranteed Structured Collateral Notes	2.900%	10/29/20	AAA	533,024

2,880	OBP Depositor LLC Trust, Commercial Mortgage Pass Through Certificates, Series 2010-OBP	4.646%	7/15/45	AAA	3,219,924

1,745	Ocwen Advance Receivables Backed Notes, Series 2009-3A	4.140%	7/15/23	AAA	1,747,181

1,670	RBSSP Resecuritization Trust 2010-11	0.412%	3/26/37	A	1,634,296

2,979	RBSSP Resecuritization Trust 2010-4	0.351%	3/26/36	A	2,753,900

2,495	Renaissance Home Equity Loan Trust I, Home Equity Loan Asset-Backed Notes, Series 2005-3	5.140%	11/25/35	AA+	1,857,725

330	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QS12	5.500%	8/25/35	Caa2	286,259

92	Salomon Brothers Commercial Mortgage Trust Pass-Through Certificates, Series 2002-KEY2	4.865%	3/18/36	AAA	92,280

178	Santander Drive Auto Receivables Trust, Series 2010-1	1.360%	3/15/13	AAA	177,682

2,106	Sequoia Mortgage Trust, Mortgage Pass Through Certificates, Series 2011-1	4.125%	2/25/41	AAA	2,154,285

420	Toyota Auto Receivables Owner Trust, Class A3, Series 2003B	1.860%	5/16/16	AAA	425,477

743	Wachovia Mortgage Loan Trust LLC, Mortgage Pass-Through Certificates, Series 2005-B	2.637%	10/20/35	CCC	548,475

723	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2004-RA3	6.472%	8/25/38	AAA	765,620

39	Wells Fargo Mortgage Backed Securities, 2005-AR16 Class 3A2	2.638%	10/25/35	BBB-	38,254

78	Nuveen Investments

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value

		ASSET-BACKED AND MORTGAGE–BACKED (continued)

$3,300		Wells Fargo-RBS Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2011-C3	4.375%	3/17/44	Aaa	$3,536,816
$221,772		Total Asset-Backed and Mortgage-Backed Securities (cost $222,055,222)				225,848,421

Shares		Description (1)				Value
		INVESTMENT COMPANIES – 0.1%

15,000		Alliance National Municipal Inc.				$222,150

20,000		Invesco Municipal Income Opportunities Trust				137,200
		Total Investment Companies (cost $307,196)				359,350

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		SOVEREIGN DEBT – 2.1%

		Argentina – 0.5%

$1,200		Provincia de Buenos Aires, 144A	10.875%	1/26/21	B	$888,000

1,300		Provincia de Cordoba	12.375%	8/17/17	B	1,119,690

1,400		Republic of Argentina	8.750%	6/02/17	B	1,354,500
3,900		Total Argentina				3,362,190
		Brazil – 0.1%

870		Federative Republic of Brazil, (4)	4.875%	1/22/21	Baa2	984,840
		Canada – 0.9%

5,500	CAD	Canadian Government Bond	3.750%	6/01/19	AAA	6,203,870
		Indonesia – 0.3%

1,830		Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	2,099,925
		Poland – 0.1%

350		Republic of Poland	5.000%	3/23/22	A2	368,907
		Ukraine – 0.2%

1,250		Republic of Ukraine, 144A	7.750%	9/23/20	B+	1,068,750
		Total Sovereign Debt (cost $13,870,655)				14,088,482

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (3)	Value
		STRUCTURED NOTES – 0.1%

$650		FDIC Structured Sales Guaranteed Notes, Series 2010-L1A	0.000%	10/25/13	AAA	$643,058
$650		Total Structured Notes (cost $628,063)				643,058

Shares		Description (1)				Value
		INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 10.7%

		Money Market Funds – 10.7%

70,471,277		Mount Vernon Securities Lending Prime Portfolio, 0.301% (7), (8)				$70,471,277
		Total Investments Purchased with Collateral from Securities Lending (cost $70,471,277)				70,471,277

Nuveen Investments	79

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

Shares/ Principal Amount (000)	Description (1)	Coupon		Maturity	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 7.9%

	Money Market Funds – 7.5%

49,198,598	First American Treasury Obligations Fund, Class Z	0.000%	(7)	N/A	N/A	$49,198,598
	U.S. Government and Agency Obligations – 0.4%

$105	U.S. Treasury Bills, (9)	0.038%		5/03/12	Aaa	104,996

1,340	U.S. Treasury Bills, (9)	0.078%		7/26/12	Aaa	1,339,648
1,160	U.S. Treasury Bills, (9)	0.168%		2/07/13	Aaa	1,158,324
$2,605	Total U.S. Government and Agency Obligations					2,602,968
	Total Short-Term Investments (cost $51,801,731)					51,801,566
	Total Investments (cost $754,400,632) – 117.4%					774,371,469
	Other Assets Less Liabilities – (17.4)% (10)					(114,511,890)
	Net Assets – 100%					$659,859,579

Investments in Derivatives at March 31, 2012:

Forward Foreign Currency Exchange Contracts outstanding:

Counterparty	Currency Contracts to Deliver	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Appreciation Depreciation) (U.S. Dollars)
Citigroup	Australian Dollar	7,200,000	U.S. Dollar	7,727,976	4/23/12	$290,096
Citigroup	Euro	1,110,000	U.S. Dollar	1,454,378	4/23/12	(26,183)
Citigroup	New Zealand Dollar	7,700,000	U.S. Dollar	6,262,718	5/10/12	(24,044)
Citigroup	South Korean Won	3,916,500,000	U.S. Dollar	3,464,856	5/14/12	20,189
Citigroup	U.S. Dollar	7,680,744	Australian Dollar	7,200,000	4/23/12	(242,864)
Citigroup	U.S. Dollar	11,981,271	Canadian Dollar	11,950,000	4/23/12	(6,379)
Citigroup	U.S. Dollar	4,115,804	Mexican Peso	52,800,000	5/10/12	(5,238)
Citigroup	U.S. Dollar	6,379,450	New Zealand Dollar	7,700,000	5/10/12	(92,688)
Citigroup	U.S. Dollar	3,463,477	South Korean Won	3,916,500,000	5/14/12	(18,810)
JPMorgan	Australian Dollar	3,270,000	U.S. Dollar	3,453,888	4/17/12	73,574
JPMorgan	South Korean Won	3,025,000,000	U.S. Dollar	2,682,927	4/13/12	16,071
JPMorgan	U.S. Dollar	2,677,465	South Korean Won	3,025,000,000	4/13/12	(10,610)
JPMorgan	U.S. Dollar	3,491,624	Australian Dollar	3,270,000	4/17/12	(111,310)
JPMorgan	U.S. Dollar	3,421,135	Mexican Peso	43,900,000	4/23/12	2,213
JPMorgan	U.S. Dollar	2,800,976	South African Rand	21,800,000	4/23/12	30,959
						$(105,024)

Credit Default Swaps outstanding:

Counterparty	Reference Entity	Buy/Sell Protection (11)	Current Credit Spread (12)	Notional Amount (U.S. Dollars)	Received Fixed Rate*	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation Depreciation) (U.S. Dollars)
JPMorgan	CDX NA HY 18	Sell	5.69%	$9,200,000	5.000%	6/20/17	$(252,089)	$46,598
*	Annualized

Interest Rate Swaps outstanding:

Counterparty	Notional Amount		Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
Citigroup	$9,800,000	ZAR	Pay	3-Month JIBAR	7.655%	Quarterly	1/07/21	$15,571	$15,571
Citigroup	23,500,000	ZAR	Pay	3-Month JIBAR	7.655%	Quarterly	1/07/21	36,499	36,499
JPMorgan	21,000,000	USD	Receive	3-Month USD-LIBOR	2.113%	Semi-Annually	2/21/22	220,138	220,138
UBS	19,000,000	USD	Receive	3-Month USD-LIBOR	2.056%	Semi-Annually	7/01/15	(830,153)	(830,153)
									$(557,945)
*	Annualized

80	Nuveen Investments

Future Contracts outstanding:

Type	Contract Position	Number of Contracts	Contract Expiration	Value (U.S. Dollars)	Unrealized Appreciation (Depreciation) (U.S. Dollars)
U.S. Treasury 5-Year Note	Long	240	6/12	$29,409,374	$(37,636)
U.S. Treasury 10-Year Note	Short	(685)	6/12	(88,696,800)	804,512
U.S. Treasury Long Bond	Long	16	6/12	2,204,000	27,463
U.S. Treasury Ultra Bond	Long	19	6/12	2,868,406	14,690
					$809,029

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$—	$5,993	$5,993
Exchange-Traded Funds	1,288,980	—	—	1,288,980
Convertible Preferred Securities	607,725	—	—	607,725
$25 Par (or similar) Preferred Securities	6,397,494	985,966	—	7,383,460
Corporate Bonds	—	372,693,763	—	372,693,763
Convertible Bonds	—	3,130,862	—	3,130,862
Capital Preferred Securities	—	20,485,100	—	20,485,100
Municipal Bonds	—	4,227,187	—	4,227,187
U.S. Government and Agency Obligations	—	1,336,245	—	1,336,245
Asset-Backed and Mortgage-Backed Securities	—	225,848,421	—	225,848,421
Investment Companies	359,350	—	—	359,350
Sovereign Debt	—	14,088,482	—	14,088,482
Structured Notes	—	643,058	—	643,058
Investments Purchased with Collateral from Securities Lending	70,471,277	—	—	70,471,277
Short-Term Investments:
Money Market Funds	49,198,598	—	—	49,198,598
U.S. Government and Agency Obligations	—	2,602,968	—	2,602,968
Derivatives:
Forward Foreign Currency Exchange Contracts*	(105,024)	—	—	(105,024)
Credit Default Swaps*	—	46,598	—	46,598
Interest Rate Swaps*	—	(557,945)	—	(557,945)
Futures Contracts*	809,029	—	—	809,029
Total	$129,027,429	$645,530,705	$5,993	$774,564,127
*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Nuveen Investments	81

Portfolio of Investments (Unaudited)

Nuveen Total Return Bond Fund (continued)

March 31, 2012

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Common Stocks
Balance at the beginning of period	$—
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(14,086)
Purchases at cost	20,079
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$5,993

During the period ended March 31, 2012, the Fund recognized no significant transfers to or from Level 1 or Level 2. Transfers in and/or out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$433,102	Unrealized depreciation on forward foreign currency exchange contracts	$538,126
Interest Rate	Futures Contracts	Deposits with brokers for open futures contracts and Receivable for variation margin on futures contracts*	846,665	Deposits with brokers for open futures contracts and Payable for variation margin on futures contracts*	37,636
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps**	272,208	Unrealized depreciation on interest rate swaps**	830,153
Credit	Swaps	Unrealized appreciation on credit default swaps**	46,598	Unrealized depreciation on credit default swaps**	—
Total			$1,598,573		$1,405,915
*	Value represents cumulative gross unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments, and not the deposits with brokers, if any, or the receivable or payable for variation margin presented on the Statement of Assets and Liabilities.
**	Value represents cumulative gross unrealized appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $754,623,387.

82	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2012, were as follows:

Gross unrealized:
Appreciation	$33,696,250
Depreciation	(13,948,168)
Net unrealized appreciation (depreciation) of investments	$19,748,082

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All Percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or a portion of investment, is out on loan for securities lending.

(5)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)	The rate shown is the annualized seven-day effective yield as of March 31, 2012.

(8)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The Fund maintains collateral equal to at least 102% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the Fund is invested in this money market fund.

(9)	Investment, or portion of investment, segregated as collateral for investments in derivatives. Yield shown is effective yield as of March 31, 2012.

(10)	Other Assets Less Liabilities, includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives at March 31, 2012.

(11)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(12)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

(13)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

WI/DD	Purchased on a when-issued or delayed delivery basis.

N/A	Not applicable.

N/R	Not rated.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

JIBAR	Johannesburg Inter-Bank Agreed Rate

USD-LIBOR	United States Dollar–London Inter-Bank Offered Rate.

CAD	Canadian Dollar

ZAR	South African Rand

Nuveen Investments	83

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2012